Schedule of Investments(a)
Invesco China Technology ETF (CQQQ)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Capital Markets-0.41%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	331,700	$4,236,102
Diversified Financial Services-0.00%
Zhengqi Holdings Co. Ltd., Rts., TBA (China)(b)(c)	122,862	0
Electrical Equipment-1.86%
East Group Co. Ltd., A Shares (China)	1,278,400	1,660,334
Hongfa Technology Co. Ltd., A Shares (China)	643,249	3,922,203
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	642,018	1,811,548
Sieyuan Electric Co. Ltd., A Shares (China)	472,720	3,105,532
Suzhou Anjie Technology Co. Ltd., A Shares (China)	421,500	1,091,100
Suzhou Maxwell Technologies Co. Ltd., A Shares (China)	107,133	7,505,607
		19,096,324
Electronic Equipment, Instruments & Components-13.78%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	511,456	2,330,597
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	127,986	2,260,633
BOE Technology Group Co. Ltd., A Shares (China)	23,220,274	13,407,182
BOE Technology Group Co. Ltd., B Shares (China)	8,249,379	4,403,228
Chaozhou Three-Circle Group Co. Ltd., A Shares (China)	1,182,290	4,713,577
China Zhenhua Group Science & Technology Co. Ltd., A Shares (China)	319,559	5,610,259
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	146,360	1,478,981
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	1,003,500	3,677,554
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,568,600	1,497,076
Lingyi iTech Guangdong Co., A Shares (China)(b)	4,362,000	3,327,893
Maxscend Microelectronics Co. Ltd., A Shares (China)	293,946	4,195,052
OFILM Group Co. Ltd., A Shares (China)(b)	2,009,673	1,804,685
Raytron Technology Co. Ltd., A Shares (China)	275,136	1,551,856
Shanghai Friendess Electronic Technology Corp. Ltd., A Shares (China)	82,437	3,025,863
Shengyi Technology Co. Ltd., A Shares (China)	1,427,819	3,367,578
Shennan Circuits Co. Ltd., A Shares (China)	114,164	1,466,956
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)(b)	740,880	1,265,738
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	599,075	1,095,500
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	962,717	1,679,025
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	220,720	729,924
Sunny Optical Technology Group Co. Ltd. (China)(d)	4,449,598	60,141,193
Tianma Microelectronics Co. Ltd., A Shares (China)	1,423,752	2,054,098
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Unisplendour Corp. Ltd., A Shares (China)(b)	819,158	$2,257,876
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	514,200	1,361,593
Westone Information Industry, Inc., A Shares (China)	521,900	3,396,858
Wuhan Guide Infrared Co. Ltd., A Shares (China)	2,026,470	3,738,797
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	1,169,910	2,101,156
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	857,870	1,543,280
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	246,100	1,909,711
		141,393,719
Entertainment-6.64%
Bilibili, Inc., Z Shares (China)(b)(d)	1,596,488	38,397,551
China Ruyi Holdings Ltd. (China)(b)(d)	20,696,350	5,984,881
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	428,400	836,808
Tencent Music Entertainment Group, ADR (China)(b)	5,442,947	22,914,807
		68,134,047
Health Care Technology-0.15%
Winning Health Technology Group Co. Ltd., A Shares (China)	1,324,929	1,557,537
Household Durables-0.56%
TCL Technology Group Corp., A Shares (China)	8,655,100	5,703,949
Interactive Media & Services-27.89%
Autohome, Inc., ADR (China)(d)	538,345	19,213,533
Baidu, Inc., A Shares (China)(b)	4,682,041	79,029,087
Hello Group, Inc., ADR (China)(d)	1,303,113	5,837,946
JOYY, Inc., ADR (China)(d)	400,087	10,358,252
Kuaishou Technology (China)(b)(e)	7,099,828	71,451,409
Tencent Holdings Ltd. (China)	2,213,056	86,493,533
Weibo Corp., ADR (China)(b)(d)	628,812	12,085,767
Zhihu, Inc., ADR (China)(b)(d)	1,380,555	1,725,694
		286,195,221
Internet & Direct Marketing Retail-8.94%
Dada Nexus Ltd., ADR (China)(b)	559,255	3,596,010
Meituan, B Shares (China)(b)(e)	3,924,210	88,133,380
		91,729,390
IT Services-5.02%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	1,108,900	1,578,452
Beijing Ultrapower Software Co. Ltd., A Shares (China)	1,209,600	757,661
China TransInfo Technology Co. Ltd., A Shares (China)(b)	626,771	951,711
DHC Software Co. Ltd., A Shares (China)	1,977,300	1,813,767
Digital China Information Service Co. Ltd., A Shares (China)	366,900	611,028
GDS Holdings Ltd., A Shares (China)(b)(d)	8,113,870	26,977,669
Kingsoft Cloud Holdings Ltd., ADR (China)(b)(d)	881,386	2,890,946
Taiji Computer Corp. Ltd., A Shares (China)	357,573	1,040,259
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
IT Services-(continued)
TravelSky Technology Ltd., H Shares (China)	8,246,863	$13,678,411
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,509,445	1,182,965
		51,482,869
Machinery-0.72%
Han’s Laser Technology Industry Group Co. Ltd., A Shares (China)	463,400	2,181,774
Wuxi Shangji Automation Co. Ltd., A Shares (China)	213,120	5,170,782
		7,352,556
Media-2.23%
China Literature Ltd. (China)(b)(d)(e)	3,542,331	13,966,438
Focus Media Information Technology Co. Ltd., A Shares (China)	8,938,819	7,841,302
People.cn Co. Ltd., A Shares (China)	682,000	1,078,089
		22,885,829
Semiconductors & Semiconductor Equipment-18.06%
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)(b)	380,139	6,846,474
All Winner Technology Co. Ltd., A Shares (China)	332,553	1,235,005
Amlogic Shanghai Co. Ltd., A Shares (China)(b)	253,602	3,180,377
China Resources Microelectronics Ltd., A Shares (China)	595,667	4,473,780
Gigadevice Semiconductor Beijing, Inc., A Shares (China)	413,464	7,258,266
Goke Microelectronics Co. Ltd., A Shares (China)	112,500	1,119,456
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	372,802	2,788,877
Hangzhou Lion Electronics Co. Ltd., A Shares (China)	417,512	3,515,003
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)	873,600	5,394,193
Hua Hong Semiconductor Ltd. (China)(b)(d)(e)	3,637,835	10,890,473
Ingenic Semiconductor Co. Ltd., A Shares (China)	239,800	3,163,543
JCET Group Co. Ltd., A Shares (China)	1,097,800	4,109,499
LONGi Green Energy Technology Co. Ltd., A Shares (China)	4,691,105	42,822,383
Montage Technology Co. Ltd., A Shares (China)(b)	698,797	5,943,280
National Silicon Industry Group Co. Ltd., A Shares (China)(b)	1,154,080	3,461,966
NAURA Technology Group Co. Ltd., A Shares (China)	326,357	12,283,680
Rockchip Electronics Co. Ltd., A Shares (China)(b)	93,608	1,310,362
SG Micro Corp., A Shares (China)	218,562	5,209,388
Shenzhen SC New Energy Technology Corp., A Shares (China)	191,818	3,786,706
StarPower Semiconductor Ltd., A Shares (China)	93,900	5,427,418
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares (China)	2,000,525	15,105,193
Tianshui Huatian Technology Co. Ltd., A Shares (China)	1,976,700	2,599,531
TongFu Microelectronics Co. Ltd., A Shares (China)(b)	819,800	2,006,546
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)(b)	375,700	$11,764,743
Will Semiconductor Co. Ltd., A Shares (China)	512,249	7,997,903
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares (China)	316,045	2,927,211
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	796,300	8,630,563
		185,251,819
Software-11.47%
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)	410,700	1,064,362
Beijing Kingsoft Office Software, Inc., A Shares (China)	284,371	7,390,810
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)(b)	710,800	950,589
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	1,294,912	2,735,053
Hundsun Technologies, Inc., A Shares (China)(b)	901,635	5,682,394
Iflytek Co. Ltd., A Shares (China)	1,438,050	8,973,405
Kingdee International Software Group Co. Ltd. (China)(b)	20,713,691	44,752,697
Longshine Technology Group Co. Ltd., A Shares (China)	645,267	2,940,346
Ming Yuan Cloud Group Holdings Ltd. (China)	4,955,622	4,551,655
Newland Digital Technology Co. Ltd., A Shares (China)	636,600	1,437,197
NSFOCUS Technologies Group Co. Ltd., A Shares (China)	457,400	687,743
Sangfor Technologies, Inc., A Shares (China)	90,914	1,299,774
Shanghai 2345 Network Holding Group Co. Ltd., A Shares (China)	2,050,800	669,679
Shanghai Baosight Software Co. Ltd., A Shares (China)	557,853	3,327,809
Shanghai Baosight Software Co. Ltd., B Shares (China)	4,442,379	14,886,412
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	435,900	676,767
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	580,500	832,338
Sinosoft Co. Ltd., A Shares (China)	130,720	453,247
Thunder Software Technology Co. Ltd., A Shares (China)	234,187	4,942,217
Topsec Technologies Group, Inc., A Shares (China)	731,600	996,866
Tuya, Inc., ADR (China)(b)(d)	1,050,791	1,901,932
Yonyou Network Technology Co. Ltd., A Shares (China)	2,118,704	6,556,875
		117,710,167
Technology Hardware, Storage & Peripherals-1.73%
China Greatwall Technology Group Co. Ltd., A Shares (China)	1,989,846	2,853,101
Inspur Electronic Information Industry Co. Ltd., A Shares (China)	896,658	3,230,109
Legend Holdings Corp., H Shares (China)(d)(e)	4,546,726	5,212,873
Ninestar Corp., A Shares (China)	870,350	6,478,664
		17,774,747

See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Trading Companies & Distributors-0.41%
Beijing United Information Technology Co. Ltd., A Shares (China)	307,555	$4,191,151
Total Common Stocks & Other Equity Interests (Cost $1,235,504,346)		1,024,695,427

Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(f)(g) (Cost $2,407,936)	2,407,936	2,407,936
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $1,237,912,282)		1,027,103,363
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.13%
Invesco Private Government Fund, 1.77%(f)(g)(h)	14,724,116	$14,724,116
Invesco Private Prime Fund, 1.89%(f)(g)(h)	37,862,012	37,862,012
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,588,503)		52,586,128
TOTAL INVESTMENTS IN SECURITIES-105.23% (Cost $1,290,500,785)		1,079,689,491
OTHER ASSETS LESS LIABILITIES-(5.23)%		(53,691,506)
NET ASSETS-100.00%		$1,025,997,985

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights
TBA	-To Be Announced

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at July 31, 2022.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $189,654,573, which represented 18.48% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$130,294,440	$(127,886,504)	$-	$-	$2,407,936	$7,843
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	86,683,578	140,156,183	(212,115,645)	-	-	14,724,116	53,799*
Invesco Private Prime Fund	202,261,685	268,273,821	(432,610,906)	(2,377)	(60,211)	37,862,012	176,372*
Total	$288,945,263	$538,724,444	$(772,613,055)	$(2,377)	$(60,211)	$54,994,064	$238,014

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	99.87%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco DWA Developed Markets Momentum ETF (PIZ)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.16%
Australia-8.12%
BHP Group Ltd.	23,489	$633,989
CSL Ltd.	19,903	4,025,390
EBOS Group Ltd.	26,570	656,599
Fortescue Metals Group Ltd.	100,928	1,291,642
Glencore PLC	117,252	658,986
Macquarie Group Ltd.	9,841	1,243,829
Mineral Resources Ltd.	23,768	891,295
Rio Tinto PLC	10,142	607,772
Woolworths Group Ltd.	27,775	727,190
		10,736,692
Austria-1.13%
Verbund AG	13,569	1,487,331
Belgium-3.00%
Elia Group S.A./N.V.(a)	4,877	737,472
Warehouses De Pauw C.V.A.(a)	95,537	3,230,260
		3,967,732
Canada-35.68%
ARC Resources Ltd.(a)	74,068	1,038,172
Bank of Nova Scotia (The)	22,857	1,391,559
Canadian Apartment Properties REIT	49,767	1,884,104
Canadian National Railway Co.	28,047	3,550,993
Canadian Natural Resources Ltd.	18,861	1,040,825
Canadian Pacific Railway Ltd.	14,343	1,130,224
Capital Power Corp.	20,187	777,326
Cenovus Energy, Inc.	79,563	1,515,072
Constellation Software, Inc.	2,626	4,464,333
Crescent Point Energy Corp.	84,986	671,876
Dollarama, Inc.	38,001	2,301,680
Element Fleet Management Corp.	74,720	857,209
Emera, Inc.(a)	29,933	1,418,217
Fortis, Inc.	39,092	1,845,456
Imperial Oil Ltd.	17,853	855,066
Intact Financial Corp.	5,911	879,258
Keyera Corp.	27,909	722,909
Metro, Inc.	22,745	1,258,710
Northland Power, Inc.	94,974	3,111,569
Royal Bank of Canada(a)	21,344	2,079,847
Suncor Energy, Inc.	18,871	640,054
Teck Resources Ltd., Class B	23,382	687,035
Thomson Reuters Corp.	6,692	750,960
TMX Group Ltd.	7,126	730,702
Toromont Industries Ltd.	43,293	3,643,930
Toronto-Dominion Bank (The)	35,723	2,318,991
Tourmaline Oil Corp.(a)	27,952	1,750,177
West Fraser Timber Co. Ltd.	9,152	856,310
Whitecap Resources, Inc.	261,411	1,997,279
WSP Global, Inc.	8,193	987,879
		47,157,722
Chile-0.43%
Antofagasta PLC(a)	40,179	566,435
China-2.44%
SITC International Holdings Co. Ltd.	949,000	3,221,805
Denmark-3.75%
Novo Nordisk A/S, Class B	27,209	3,182,274
Novozymes A/S, Class B	27,926	1,775,720
		4,957,994
Finland-5.06%
Elisa OYJ	35,908	1,978,600
	Shares	Value
Finland-(continued)
Sampo OYJ, Class A	79,233	$3,404,490
Stora Enso OYJ, Class R	41,304	634,261
UPM-Kymmene OYJ	21,311	671,233
		6,688,584
France-3.92%
Pernod Ricard S.A.	8,662	1,691,369
Remy Cointreau S.A.(a)	4,284	841,312
Teleperformance	6,176	2,054,830
Vivendi SE	62,610	591,034
		5,178,545
Germany-0.86%
Mercedes-Benz Group AG	9,739	568,216
Rheinmetall AG	3,144	573,354
		1,141,570
Hong Kong-0.49%
Hong Kong Exchanges & Clearing Ltd.	14,200	649,410
Ireland-0.49%
Bank of Ireland Group PLC	113,757	647,470
Israel-3.45%
Bank Leumi Le-Israel BM	72,579	691,391
ICL Group Ltd.(a)	71,131	631,700
Israel Discount Bank Ltd., Class A	137,352	763,380
Mizrahi Tefahot Bank Ltd.	68,033	2,476,213
		4,562,684
Italy-1.37%
Snam S.p.A.	205,109	1,024,366
Terna Rete Elettrica Nazionale S.p.A.(a)	103,166	786,635
		1,811,001
Japan-5.55%
Bandai Namco Holdings, Inc.	15,943	1,235,836
ITOCHU Corp.(a)	30,385	878,926
Kawasaki Kisen Kaisha Ltd.	21,019	1,536,518
Mitsui OSK Lines Ltd.(a)	35,108	954,864
Nippon Telegraph & Telephone Corp.	23,628	673,040
Nippon Yusen K.K.	15,721	1,223,332
Shimadzu Corp.	23,722	836,882
		7,339,398
Luxembourg-0.46%
ArcelorMittal S.A.(a)	24,875	606,576
Netherlands-1.50%
Koninklijke Ahold Delhaize N.V.	35,647	977,202
Wolters Kluwer N.V.	9,325	1,007,874
		1,985,076
Norway-1.61%
Aker BP ASA	19,591	676,642
Equinor ASA	18,590	709,564
Salmar ASA	10,353	738,391
		2,124,597
Singapore-1.45%
Oversea-Chinese Banking Corp. Ltd.	115,731	976,629
Singapore Technologies Engineering Ltd.	322,068	936,231
		1,912,860
South Korea-4.62%
Ecopro BM Co. Ltd.	18,604	1,709,890
HMM Co. Ltd.	72,370	1,384,339
See accompanying notes which are an integral part of this schedule.

Invesco DWA Developed Markets Momentum ETF (PIZ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
South Korea-(continued)
L&F Co. Ltd.(b)	13,249	$2,332,419
LG Innotek Co. Ltd.	2,424	677,324
		6,103,972
Spain-0.35%
Banco de Sabadell S.A.	729,466	464,578
Sweden-3.64%
Assa Abloy AB, Class B	37,184	871,322
Indutrade AB	121,551	2,831,578
Svenska Cellulosa AB S.C.A., Class B	76,822	1,114,072
		4,816,972
Switzerland-4.42%
ABB Ltd.	28,837	871,105
Baloise Holding AG	5,349	849,752
Sonova Holding AG, Class A	8,803	3,151,851
Swiss Life Holding AG	1,846	974,558
		5,847,266
United Kingdom-3.79%
3i Group PLC	57,593	889,728
AstraZeneca PLC	6,747	890,339
Diageo PLC	29,366	1,387,252
InterContinental Hotels Group PLC	18,489	1,090,539
RELX PLC	25,515	753,254
		5,011,112
United States-2.58%
Nestle S.A.	10,357	1,266,242
	Shares	Value
United States-(continued)
Roche Holding AG	2,142	$709,352
Tenaris S.A.	47,374	657,189
Waste Connections, Inc.	5,835	777,195
		3,409,978
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $135,829,300)		132,397,360
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.46%
Invesco Private Government Fund, 1.77%(c)(d)(e)	2,762,331	2,762,331
Invesco Private Prime Fund, 1.89%(c)(d)(e)	7,103,137	7,103,137
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,865,470)		9,865,468
TOTAL INVESTMENTS IN SECURITIES-107.62% (Cost $145,694,770)		142,262,828
OTHER ASSETS LESS LIABILITIES-(7.62)%		(10,072,760)
NET ASSETS-100.00%		$132,190,068

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2022.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,928,370	$(8,928,370)	$-	$-	$-	$273
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,574,626	30,931,717	(30,744,012)	-	-	2,762,331	7,949*
Invesco Private Prime Fund	6,007,460	51,622,051	(50,524,485)	(2)	(1,887)	7,103,137	23,398*
Total	$8,582,086	$91,482,138	$(90,196,867)	$(2)	$(1,887)	$9,865,468	$31,620

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco DWA Emerging Markets Momentum ETF (PIE)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.16%
Brazil-2.52%
Cia Energetica de Minas Gerais	396,800	$1,298,481
SLC Agricola S.A.	105,800	897,602
Unipar Carbocloro S.A., Preference Shares	136,300	2,184,240
		4,380,323
China-15.61%
BYD Co. Ltd., H Shares	25,500	927,757
C&D International Investment Group Ltd.	1,198,344	2,912,700
China Coal Energy Co. Ltd., H Shares	1,993,000	1,548,720
China Longyuan Power Group Corp. Ltd., H Shares	725,633	1,161,028
China Overseas Property Holdings Ltd.	2,425,000	2,533,153
China Power International Development Ltd.	2,614,000	1,478,511
China Shenhua Energy Co. Ltd., H Shares	394,500	1,113,157
China State Construction International Holdings Ltd.	932,776	968,436
Dongyue Group Ltd.	1,136,000	1,234,421
Hygeia Healthcare Holdings Co. Ltd.(a)	151,600	871,953
Lenovo Group Ltd.(b)	1,010,000	976,560
Li Ning Co. Ltd.	568,500	4,605,995
Sany Heavy Equipment International Holdings Co. Ltd.	2,925,000	3,197,047
Yankuang Energy Group Co. Ltd., H Shares	782,832	2,443,265
Zhongsheng Group Holdings Ltd.	209,500	1,196,967
		27,169,670
Indonesia-5.42%
PT Adaro Energy Indonesia Tbk	6,477,375	1,419,280
PT Bank Negara Indonesia (Persero) Tbk	1,671,600	884,683
PT Bukit Asam Tbk	4,314,400	1,250,762
PT Indo Tambangraya Megah Tbk	1,040,377	2,777,612
PT Tower Bersama Infrastructure Tbk	8,839,490	1,829,579
PT Vale Indonesia Tbk(c)	3,093,442	1,272,206
		9,434,122
Mexico-3.92%
Alfa S.A.B. de C.V., Class A	1,439,300	990,378
Gentera S.A.B. de C.V.(b)	2,203,605	1,793,361
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	69,800	947,556
Grupo Comercial Chedraui S.A. de C.V.	360,700	1,098,018
Grupo Mexico S.A.B. de C.V., Class B	218,466	864,830
Qualitas Controladora S.A.B. de C.V.(b)	268,392	1,133,915
		6,828,058
Philippines-2.33%
DMCI Holdings, Inc.	6,131,700	1,056,614
International Container Terminal Services, Inc.	266,650	939,297
Semirara Mining & Power Corp.	2,734,042	2,058,095
		4,054,006
Romania-0.58%
MAS PLC	821,130	1,008,952
South Africa-7.29%
Absa Group Ltd.	95,495	974,588
Capitec Bank Holdings Ltd.	8,024	959,461
Exxaro Resources Ltd.	82,260	996,883
Foschini Group Ltd. (The)	117,002	852,193
Investec Ltd.	262,747	1,399,423
Motus Holdings Ltd.	298,069	2,002,108
Nedbank Group Ltd.	78,573	1,022,995
	Shares	Value
South Africa-(continued)
PSG Group Ltd.(c)	199,024	$1,058,473
Sasol Ltd.(c)	163,158	3,424,385
		12,690,509
Taiwan-52.98%
Advanced Energy Solution Holding Co. Ltd.	30,000	1,062,089
China Airlines Ltd.	1,568,000	1,183,554
China Development Financial Holding Corp.	1,956,000	842,737
Delta Electronics, Inc.	124,000	1,068,501
E.Sun Financial Holding Co. Ltd.	2,739,997	2,516,613
Elan Microelectronics Corp.	252,000	913,196
Eternal Materials Co. Ltd.	953,000	1,021,719
Eva Airways Corp.(c)	1,210,000	1,369,994
Feng Hsin Steel Co. Ltd.	407,000	897,164
First Financial Holding Co. Ltd.	1,255,000	1,131,726
Global Unichip Corp.	67,000	1,130,056
Goldsun Building Materials Co. Ltd.	1,565,000	1,291,056
Great Wall Enterprise Co. Ltd.	874,130	1,427,640
Greatek Electronics, Inc.	742,000	1,531,532
Hotai Motor Co. Ltd.	50,000	1,008,650
Hua Nan Financial Holdings Co. Ltd.	1,227,000	946,652
IBF Financial Holdings Co. Ltd.	2,445,000	1,151,414
Kings Town Bank Co. Ltd.	1,848,000	2,150,990
Lien Hwa Industrial Holdings Corp.	1,856,900	3,714,916
Lite-On Technology Corp.	821,000	1,790,565
Lotes Co. Ltd.	125,000	2,914,064
Mega Financial Holding Co. Ltd.	1,124,000	1,328,934
Nuvoton Technology Corp.	350,000	1,396,914
Powertech Technology, Inc.	317,000	904,172
Qisda Corp.	2,249,000	2,148,272
Ruentex Development Co. Ltd.	821,000	1,502,649
Shiny Chemical Industrial Co. Ltd.	913,000	4,573,996
Sigurd Microelectronics Corp.	527,000	878,304
Sinbon Electronics Co. Ltd.	635,000	5,895,929
SinoPac Financial Holdings Co. Ltd.	1,906,000	1,075,829
Supreme Electronics Co. Ltd.	1,249,000	1,543,469
Taichung Commercial Bank Co. Ltd.	2,219,700	986,006
Taishin Financial Holding Co. Ltd.	1,957,000	1,026,182
Taiwan Cooperative Financial Holding Co. Ltd.	1,114,000	1,019,458
Taiwan Mask Corp.	1,222,000	3,073,264
Taiwan Semiconductor Manufacturing Co. Ltd.	222,680	3,785,582
Tatung Co. Ltd.(c)	869,000	1,010,026
Topco Scientific Co. Ltd.	857,000	4,407,936
Tripod Technology Corp.	307,000	1,050,984
Union Bank of Taiwan	2,436,063	1,086,184
United Integrated Services Co. Ltd.	507,000	2,590,795
Voltronic Power Technology Corp.	90,000	4,388,631
Wah Lee Industrial Corp.	595,000	1,738,836
Walsin Lihwa Corp.	2,004,000	2,268,982
Walsin Lihwa Corp., Rts., expiring 08/31/2022(c)	93,304	12,153
Wistron Corp.	994,000	879,764
WPG Holdings Ltd.	1,072,000	1,797,348
Yang Ming Marine Transport Corp.	1,255,000	3,755,653
Yulon Finance Corp.	837,720	4,994,256
Yulon Finance Corp., Rts., expiring 08/22/2022(c)	59,428	56,568
		92,241,904
Thailand-7.50%
Bangkok Life Assurance PCL, NVDR	843,600	870,872
Banpu PCL, NVDR	2,974,700	1,082,884
Energy Absolute PCL, NVDR	1,363,405	3,009,417
See accompanying notes which are an integral part of this schedule.

Invesco DWA Emerging Markets Momentum ETF (PIE)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Thailand-(continued)
Gunkul Engineering PCL, NVDR	6,491,600	$952,313
Jay Mart PCL, NVDR	2,527,036	3,278,076
PTT Exploration & Production PCL, NVDR	248,800	1,098,343
Singer Thailand PCL, NVDR	2,454,494	2,767,224
		13,059,129
Turkey-1.01%
Arcelik A.S.	219,060	793,514
Sasa Polyester Sanayi A.S.(c)	1	2
Turk Hava Yollari AO(c)	346,084	973,551
		1,767,067
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.16% (Cost $180,463,785)		172,633,740
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.74%
Invesco Private Government Fund, 1.77%(d)(e)(f)	357,688	$357,688
Invesco Private Prime Fund, 1.89%(d)(e)(f)	919,769	919,769
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,277,457)		1,277,457
TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $181,741,242)		173,911,197
OTHER ASSETS LESS LIABILITIES-0.10%		181,735
NET ASSETS-100.00%		$174,092,932

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$121,401	$17,228,319	$(17,349,720)	$-	$-	$-	$785
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,409,998	26,479,733	(29,532,043)	-	-	357,688	4,126*
Invesco Private Prime Fund	7,956,662	51,301,077	(58,334,152)	-	(3,818)	919,769	12,384*
Total	$11,488,061	$95,009,129	$(105,215,915)	$-	$(3,818)	$1,277,457	$17,295

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Australia-6.14%
AGL Energy Ltd.	121,648	$711,345
AMP Ltd.(a)	332,848	252,004
Ampol Ltd.	15,792	369,159
APA Group	61,426	499,355
Aristocrat Leisure Ltd.	15,871	390,940
ASX Ltd.	5,508	339,226
Aurizon Holdings Ltd.	169,237	474,736
Australia & New Zealand Banking Group Ltd.	123,265	1,969,728
Australia & New Zealand Banking Group Ltd., Rts., expiring 08/31/2022(a)	8,473	23,532
Bank of Queensland Ltd.(b)	54,265	284,753
Bendigo & Adelaide Bank Ltd.	35,517	255,273
BHP Group Ltd.	345,141	9,315,670
BlueScope Steel Ltd.	46,462	537,868
Brambles Ltd.	110,478	882,698
Coles Group Ltd.	66,300	867,453
Commonwealth Bank of Australia	57,441	4,039,097
Computershare Ltd.	20,814	362,810
CSL Ltd.	8,324	1,683,532
Dexus	64,397	427,793
Endeavour Group Ltd.	70,097	387,396
Evolution Mining Ltd.	84,607	155,862
Fortescue Metals Group Ltd.	109,246	1,398,093
Glencore PLC	1,343,409	7,550,300
Goodman Group	41,886	605,021
GPT Group (The)	120,942	383,990
GPT Group (The)(c)	231,466	709
Incitec Pivot Ltd.	167,155	419,907
Insurance Australia Group Ltd.	170,259	531,066
JB Hi-Fi Ltd.(b)	8,114	238,311
Lendlease Corp. Ltd.	33,672	241,307
Lottery Corp. Ltd. (The)(a)	124,071	393,058
Macquarie Group Ltd.	15,239	1,926,096
Medibank Pvt. Ltd.	169,163	402,523
Metcash Ltd.	86,197	249,014
Mirvac Group	271,221	406,905
National Australia Bank Ltd.	112,795	2,408,476
Newcrest Mining Ltd.	49,968	672,946
Orica Ltd.	24,352	285,140
Origin Energy Ltd.	137,976	571,901
Qantas Airways Ltd.(a)(b)	90,040	286,504
QBE Insurance Group Ltd.	81,071	652,268
Ramsay Health Care Ltd.	10,773	527,722
Rio Tinto Ltd.	32,451	2,215,293
Rio Tinto PLC	93,508	5,603,584
Santos Ltd.	120,468	613,657
Scentre Group	291,221	589,321
Sonic Healthcare Ltd.	24,290	580,862
South32 Ltd.	326,431	867,856
Stockland	170,231	457,331
Suncorp Group Ltd.	67,604	527,878
Tabcorp Holdings Ltd.	124,071	85,711
Telstra Corp. Ltd.	488,877	1,327,029
Transurban Group	116,695	1,181,546
Treasury Wine Estates Ltd.	33,365	285,206
Vicinity Centres	277,209	400,413
Wesfarmers Ltd.	47,913	1,559,013
Westpac Banking Corp.	178,951	2,685,998
Whitehaven Coal Ltd.	116,523	504,934
Woodside Energy Group Ltd.	135,468	3,023,056
	Shares	Value
Australia-(continued)
Woolworths Group Ltd.	62,464	$1,635,399
Worley Ltd.	34,762	347,117
		68,872,691
Austria-0.34%
ams-OSRAM AG(a)(b)	15,214	124,632
ANDRITZ AG	6,079	282,278
BAWAG Group AG(d)	8,003	366,722
Erste Group Bank AG	32,836	826,987
Mondi PLC(b)	43,571	821,569
OMV AG	17,528	740,276
Raiffeisen Bank International AG	19,495	233,965
voestalpine AG	10,644	237,684
Wienerberger AG	7,967	182,293
		3,816,406
Belgium-0.92%
Ageas S.A./N.V.	21,369	927,118
Anheuser-Busch InBev S.A./N.V.	80,702	4,301,186
Cofinimmo S.A.(b)	1,795	200,964
Elia Group S.A./N.V.(b)	1,778	268,859
Etablissements Franz Colruyt N.V.	7,385	203,539
Euronav N.V.	23,559	319,492
Groupe Bruxelles Lambert S.A.	5,893	518,439
KBC Group N.V.	22,703	1,183,384
Proximus SADP(b)	23,949	330,764
Sofina S.A.(b)	733	170,707
Solvay S.A., Class A	7,044	614,097
Telenet Group Holding N.V.(b)	6,924	110,208
UCB S.A.	6,477	503,906
Umicore S.A.(b)	18,303	659,912
		10,312,575
Brazil-0.10%
Wheaton Precious Metals Corp.	10,430	357,665
Yara International ASA	18,067	768,093
		1,125,758
Canada-10.22%
Agnico Eagle Mines Ltd.	17,075	733,718
Air Canada(a)	21,138	286,877
Algonquin Power & Utilities Corp.	38,219	534,204
Alimentation Couche-Tard, Inc.	50,545	2,256,744
Allied Properties REIT	9,264	247,045
AltaGas Ltd.	25,969	578,215
ARC Resources Ltd.(b)	27,003	378,487
Atco Ltd., Class I	9,927	366,680
B2Gold Corp.	56,155	196,335
Bank of Montreal(b)	43,912	4,374,922
Bank of Nova Scotia (The)	101,229	6,162,933
Barrick Gold Corp.	95,123	1,498,094
BCE, Inc.	26,077	1,316,722
Bombardier, Inc., Class B(a)	13,271	221,744
Brookfield Asset Management, Inc., Class A	82,847	4,108,244
CAE, Inc.(a)	11,229	296,904
Cameco Corp.	14,028	361,059
Canadian Apartment Properties REIT(b)	10,945	414,361
Canadian Imperial Bank of Commerce	65,193	3,295,901
Canadian National Railway Co.	18,248	2,310,355
Canadian Natural Resources Ltd.	63,662	3,513,123
Canadian Pacific Railway Ltd.	15,236	1,200,592
Canadian Tire Corp. Ltd., Class A(b)	4,920	631,669
Canadian Utilities Ltd., Class A	12,617	408,143
Capital Power Corp.	9,780	376,591
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Canada-(continued)
CCL Industries, Inc., Class B(b)	6,706	$336,674
Cenovus Energy, Inc.	48,039	914,779
CGI, Inc., Class A(a)	10,520	901,468
CI Financial Corp.	20,569	236,936
Constellation Software, Inc.	227	385,912
Crescent Point Energy Corp.	46,211	365,331
Dollarama, Inc.	4,850	293,759
Element Fleet Management Corp.	26,364	302,455
Emera, Inc.(b)	21,209	1,004,876
Empire Co. Ltd., Class A	14,999	454,881
Enbridge, Inc.	164,775	7,395,489
Fairfax Financial Holdings Ltd.	2,674	1,439,517
Finning International, Inc.	13,016	284,425
First Capital REIT	18,966	230,905
Fortis, Inc.(b)	36,613	1,728,427
Franco-Nevada Corp.	3,002	384,156
George Weston Ltd.	6,222	742,163
Gibson Energy, Inc.	12,682	260,499
Gildan Activewear, Inc.	7,249	212,319
Great-West Lifeco, Inc.	30,676	745,024
H&R REIT	39,761	418,602
Hydro One Ltd.(d)	24,162	674,126
iA Financial Corp., Inc.	9,184	505,018
IAMGOLD Corp.(a)	79,443	130,819
IGM Financial, Inc.	6,984	202,650
Imperial Oil Ltd.	14,081	674,407
Intact Financial Corp.	5,109	759,961
Keyera Corp.	20,693	535,998
Kinross Gold Corp.	142,012	486,544
Linamar Corp.	5,749	261,932
Loblaw Cos. Ltd.	12,916	1,175,025
Magna International, Inc.	31,137	1,987,023
Manulife Financial Corp.	232,326	4,249,987
MEG Energy Corp.(a)	23,364	321,464
Methanex Corp.	5,354	199,059
Metro, Inc.	14,229	787,434
National Bank of Canada	20,136	1,411,964
Northland Power, Inc.	11,024	361,172
Nutrien Ltd.	33,316	2,850,197
Onex Corp.	5,737	306,427
Open Text Corp.	11,866	485,067
Parkland Corp.	16,961	475,599
Pembina Pipeline Corp.	42,154	1,608,389
Power Corp. of Canada	59,087	1,604,735
Quebecor, Inc., Class B	12,687	281,691
Restaurant Brands International, Inc.	10,814	579,374
RioCan REIT	27,425	439,836
Rogers Communications, Inc., Class B	27,045	1,242,548
Royal Bank of Canada(b)	89,055	8,677,884
Saputo, Inc.	19,681	485,824
Shaw Communications, Inc., Class B	29,314	792,474
Shopify, Inc., Class A(a)	4,534	157,851
SmartCentres REIT	10,875	247,994
SNC-Lavalin Group, Inc.	15,074	281,634
SSR Mining, Inc.	13,136	216,413
Stantec, Inc.	4,483	221,080
Sun Life Financial, Inc.(b)	50,292	2,333,759
Suncor Energy, Inc.	155,154	5,262,413
TC Energy Corp.	69,941	3,726,439
Teck Resources Ltd., Class B	34,808	1,022,766
TELUS Corp.	29,684	682,939
TFI International, Inc.	3,016	301,047
	Shares	Value
Canada-(continued)
Thomson Reuters Corp.	5,945	$667,134
TMX Group Ltd.	2,635	270,194
Toronto-Dominion Bank (The)	112,063	7,274,672
Tourmaline Oil Corp.(b)	10,868	680,485
Vermilion Energy, Inc.	18,249	471,553
West Fraser Timber Co. Ltd.	3,583	335,245
WSP Global, Inc.	4,211	507,745
Yamana Gold, Inc.	67,243	321,167
		114,645,417
Chile-0.05%
Antofagasta PLC(b)	21,510	303,244
Lundin Mining Corp.	39,244	221,127
		524,371
China-0.23%
AAC Technologies Holdings, Inc.	93,390	180,596
BOC Hong Kong Holdings Ltd.	299,963	1,083,320
Lenovo Group Ltd.(b)	738,137	713,698
Tingyi Cayman Islands Holding Corp.	98,032	161,349
Wilmar International Ltd.	93,181	270,871
Xinyi Glass Holdings Ltd.(b)	102,915	202,686
		2,612,520
Denmark-1.15%
AP Moller - Maersk A/S, Class A	226	600,760
AP Moller - Maersk A/S, Class B	307	832,054
Carlsberg A/S, Class B	5,175	666,201
Chr. Hansen Holding A/S	3,337	217,444
Coloplast A/S, Class B	3,293	383,064
Danske Bank A/S	84,077	1,169,871
DSV A/S	4,319	721,623
Genmab A/S(a)	744	264,410
ISS A/S(a)(b)	21,663	375,446
Jyske Bank A/S(a)	5,755	299,263
Novo Nordisk A/S, Class B	35,721	4,177,809
Novozymes A/S, Class B	5,499	349,663
Orsted A/S(d)	8,422	975,320
Pandora A/S	5,280	388,741
Tryg A/S	12,074	274,076
Vestas Wind Systems A/S	46,480	1,206,519
		12,902,264
Finland-1.33%
Elisa OYJ	8,225	453,213
Fortum OYJ	47,210	525,423
Huhtamaki OYJ	6,666	258,354
Kesko OYJ, Class B	20,065	493,478
Kone OYJ, Class B	20,882	947,509
Neste OYJ	22,324	1,139,955
Nokia OYJ	388,445	2,019,603
Nokian Renkaat OYJ	14,466	169,702
Nordea Bank Abp	424,725	4,163,546
Orion OYJ, Class B	5,057	240,339
Outokumpu OYJ	54,204	236,331
Sampo OYJ, Class A	38,038	1,634,420
Stora Enso OYJ, Class R	46,551	714,834
UPM-Kymmene OYJ	40,633	1,279,818
Valmet OYJ	8,347	230,479
Wartsila OYJ Abp	45,689	398,224
		14,905,228
France-9.54%
Accor S.A.(a)	9,337	240,678

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
France-(continued)
Aeroports de Paris(a)(b)	1,544	$211,906
Air France-KLM(a)	292,563	400,633
Air Liquide S.A.	24,792	3,390,444
Airbus SE	22,270	2,381,575
Alstom S.A.(b)	30,977	731,209
Amundi S.A.(d)	4,681	252,491
Arkema S.A.	5,845	550,095
Atos SE(a)(b)	23,554	288,202
AXA S.A.	212,632	4,867,393
BNP Paribas S.A.	137,243	6,437,236
Bollore SE	45,822	229,874
Bouygues S.A.	37,964	1,141,946
Bureau Veritas S.A.(b)	13,383	367,486
Capgemini SE	6,220	1,175,532
Carrefour S.A.(b)	116,557	1,977,621
CGG S.A.(a)(b)	274,561	243,170
Cie de Saint-Gobain	48,869	2,258,514
Cie Generale des Etablissements Michelin S.C.A.	68,690	1,902,631
Covivio	3,733	234,662
Credit Agricole S.A.	195,338	1,788,406
Danone S.A.	51,160	2,807,016
Dassault Systemes SE	8,235	349,812
Edenred	8,155	416,594
Eiffage S.A.	9,381	874,846
Electricite de France S.A.	181,831	2,198,893
Elis S.A.	16,081	238,740
ENGIE S.A.	212,973	2,618,926
EssilorLuxottica S.A.(b)	10,395	1,615,859
Eurazeo SE	3,719	264,118
Euroapi S.A.(a)	3,748	63,080
Eutelsat Communications S.A.(b)	24,315	184,211
Faurecia SE(a)	28,777	514,814
Gecina S.A.	4,287	437,124
Getlink SE	18,330	365,020
Hermes International	353	480,156
Kering S.A.	2,139	1,214,617
Klepierre S.A.(a)	22,287	491,995
Legrand S.A.	11,071	901,730
L’Oreal S.A.	5,828	2,187,443
LVMH Moet Hennessy Louis Vuitton SE	5,445	3,747,599
Orange S.A.	310,734	3,167,451
Orpea S.A.(a)(b)	8,364	207,069
Pernod Ricard S.A.	7,266	1,418,782
Publicis Groupe S.A.	18,795	994,629
Renault S.A.(a)	58,310	1,709,058
Rexel S.A.	32,856	580,248
Rubis S.C.A.	10,761	261,035
Safran S.A.	16,909	1,844,471
Sanofi	86,444	8,568,351
Schneider Electric SE	24,357	3,341,386
SCOR SE	21,620	377,959
SEB S.A.	2,111	176,611
Societe Generale S.A.	155,010	3,451,154
Sodexo S.A.	9,461	764,422
SPIE S.A.	11,620	277,251
Technip Energies N.V.	21,409	251,696
Teleperformance	1,512	503,061
Thales S.A.	7,544	933,454
TotalEnergies SE(b)	335,454	17,020,204
Ubisoft Entertainment S.A.(a)	5,729	242,484
Unibail-Rodamco-Westfield(a)(b)	16,446	925,491
	Shares	Value
France-(continued)
Valeo	41,988	$894,366
Veolia Environnement S.A.(b)	56,914	1,414,250
Vinci S.A.	39,340	3,745,757
Vivendi SE	30,842	291,146
Worldline S.A.(a)(d)	13,661	598,966
		107,005,049
Germany-8.32%
Aareal Bank AG(a)(b)	8,515	253,177
adidas AG	7,625	1,304,618
Allianz SE	43,149	7,801,532
Aroundtown S.A.(b)	112,121	357,263
Aurubis AG	4,082	292,271
BASF SE	111,419	4,932,311
Bayer AG	102,593	5,962,714
Bayerische Motoren Werke AG	47,694	3,865,209
Bayerische Motoren Werke AG, Preference Shares	8,327	627,458
Beiersdorf AG	3,642	373,771
Brenntag SE	10,649	742,271
Commerzbank AG(a)	191,265	1,302,367
Continental AG	18,351	1,295,218
Covestro AG(d)	23,705	803,196
Daimler Truck Holding AG(a)	48,208	1,307,040
Deutsche Bank AG	308,164	2,679,037
Deutsche Boerse AG	6,664	1,158,539
Deutsche Lufthansa AG(a)(b)	115,696	707,109
Deutsche Post AG	81,064	3,215,356
Deutsche Telekom AG	372,138	7,022,116
E.ON SE	211,524	1,891,519
Evonik Industries AG	22,263	471,716
Freenet AG	15,520	363,816
Fresenius Medical Care AG & Co. KGaA	22,126	815,798
Fresenius SE & Co. KGaA	53,575	1,362,963
GEA Group AG	9,730	360,834
Hannover Rueck SE	3,967	559,417
HeidelbergCement AG	22,110	1,115,952
Henkel AG & Co. KGaA	8,611	539,544
Henkel AG & Co. KGaA, Preference Shares	14,826	941,508
HOCHTIEF AG	4,023	214,291
HUGO BOSS AG	3,809	223,321
Infineon Technologies AG	38,541	1,043,371
K+S AG	15,289	321,298
KION Group AG	5,609	253,647
Knorr-Bremse AG	3,946	233,607
LANXESS AG	11,241	410,680
LEG Immobilien SE	4,673	422,354
Mercedes-Benz Group AG	112,527	6,565,322
Merck KGaA	4,080	772,545
MTU Aero Engines AG	2,156	413,513
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	13,156	2,965,951
Porsche Automobil Holding SE, Preference Shares	8,879	637,365
ProSiebenSat.1 Media SE	28,055	238,291
Puma SE	2,490	166,605
Rheinmetall AG	4,797	874,803
RWE AG	51,887	2,125,788
Salzgitter AG	7,734	195,415
SAP SE	44,840	4,145,993
Siemens AG	48,878	5,409,469
Siemens Energy AG	73,596	1,214,558
Siemens Healthineers AG(d)	8,475	432,250

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Germany-(continued)
Symrise AG	3,818	$442,248
TAG Immobilien AG	10,158	111,862
Telefonica Deutschland Holding AG	128,843	341,049
thyssenkrupp AG(a)	115,408	706,761
TUI AG(a)(b)	199,965	321,814
Uniper SE(b)	10,138	67,244
United Internet AG	9,123	238,789
Volkswagen AG	5,875	1,151,364
Volkswagen AG, Preference Shares	33,512	4,691,614
Vonovia SE	43,106	1,427,156
Zalando SE(a)(d)	6,012	167,659
		93,373,637
Hong Kong-1.31%
AIA Group Ltd.	438,646	4,414,455
CK Asset Holdings Ltd.	98,582	696,362
CK Hutchison Holdings Ltd.	94,612	627,340
CLP Holdings Ltd.	56,019	474,562
Hang Seng Bank Ltd.	28,311	456,228
Henderson Land Development Co. Ltd.	57,333	199,390
Hong Kong & China Gas Co. Ltd. (The)	298,796	315,167
Hong Kong Exchanges & Clearing Ltd.	16,106	736,577
Hongkong Land Holdings Ltd.	43,878	227,727
Jardine Matheson Holdings Ltd.	4,957	261,680
Link REIT	109,587	917,192
MTR Corp. Ltd.	57,515	304,064
New World Development Co. Ltd.	69,964	233,513
Power Assets Holdings Ltd.	38,739	253,411
Prudential PLC	217,193	2,658,880
Sun Hung Kai Properties Ltd.	80,733	964,180
Techtronic Industries Co. Ltd.	27,292	302,649
WH Group Ltd.	583,604	441,612
Wharf Real Estate Investment Co. Ltd.	59,360	263,910
		14,748,899
Ireland-0.45%
Bank of Ireland Group PLC	104,605	595,379
CRH PLC	63,778	2,437,776
Flutter Entertainment PLC(a)	5,492	549,895
Kerry Group PLC, Class A	5,278	555,662
Kingspan Group PLC	3,622	232,744
Smurfit Kappa Group PLC	18,261	659,544
		5,031,000
Israel-0.35%
Bank Hapoalim BM	72,686	664,270
Bank Leumi Le-Israel BM	81,894	780,126
Bezeq The Israeli Telecommunication Corp. Ltd.	158,574	268,491
ICL Group Ltd.	34,775	308,830
Israel Discount Bank Ltd., Class A	64,183	356,719
Mizrahi Tefahot Bank Ltd.	7,026	255,727
Teva Pharmaceutical Industries Ltd.(a)	141,329	1,319,778
		3,953,941
Italy-2.67%
A2A S.p.A.(b)	227,193	290,962
Assicurazioni Generali S.p.A.	157,978	2,349,386
Atlantia S.p.A.	51,100	1,175,991
Azimut Holding S.p.A.	9,924	172,377
Banco BPM S.p.A.(b)	248,215	637,287
BPER Banca(b)	191,522	263,635
Coca-Cola HBC AG	13,351	326,886
Enel S.p.A.	1,054,612	5,278,824
	Shares	Value
Italy-(continued)
Eni S.p.A.	413,767	$4,942,955
Ferrari N.V.	1,802	378,874
FinecoBank Banca Fineco S.p.A.(b)	16,853	207,757
Hera S.p.A.(b)	91,819	262,333
Intesa Sanpaolo S.p.A.	2,351,850	4,145,296
Italgas S.p.A.	47,511	270,321
Leonardo S.p.A.	98,208	914,859
Mediobanca Banca di Credito Finanziario S.p.A.	70,137	597,867
Moncler S.p.A.(b)	3,778	187,489
Pirelli & C. S.p.A.(d)	49,230	211,231
Poste Italiane S.p.A.(d)	58,618	488,320
Prysmian S.p.A.	20,821	657,073
Saipem S.p.A.(a)(b)	4,605	3,803
Snam S.p.A.	177,894	888,447
Telecom Italia S.p.A.(a)(b)	3,306,762	728,971
Telecom Italia S.p.A., RSP(a)	1,841,597	383,632
Terna Rete Elettrica Nazionale S.p.A.(b)	91,712	699,299
UniCredit S.p.A.	323,927	3,164,201
Unipol Gruppo S.p.A.	72,219	300,812
		29,928,888
Japan-19.71%
Advantest Corp.	4,496	264,075
Aeon Co. Ltd.	51,194	1,026,178
AGC, Inc.	23,426	846,596
Aisin Corp.	16,335	480,944
Ajinomoto Co., Inc.	27,006	706,824
Alps Alpine Co. Ltd.	45,284	466,562
Amada Co. Ltd.	29,199	233,111
ANA Holdings, Inc.(a)	17,552	324,774
Aozora Bank Ltd.	14,009	290,872
Asahi Group Holdings Ltd.	33,105	1,144,370
Asahi Kasei Corp.	77,988	621,745
Astellas Pharma, Inc.	78,015	1,218,528
Bandai Namco Holdings, Inc.	9,725	753,842
Bridgestone Corp.	31,938	1,242,153
Brother Industries Ltd.	14,721	272,942
Canon, Inc.(b)	94,478	2,220,392
Casio Computer Co. Ltd.	22,154	214,495
Central Japan Railway Co.	12,989	1,514,169
Chiba Bank Ltd. (The)	45,809	251,924
Chubu Electric Power Co., Inc.	41,834	444,477
Chugai Pharmaceutical Co. Ltd.	14,890	416,006
COMSYS Holdings Corp.	11,210	223,781
Concordia Financial Group Ltd.	71,178	240,189
Credit Saison Co. Ltd.	19,898	252,205
Dai Nippon Printing Co. Ltd.	14,271	312,862
Daifuku Co. Ltd.	3,694	233,276
Dai-ichi Life Holdings, Inc.	85,111	1,466,597
Daiichi Sankyo Co. Ltd.	57,328	1,511,160
Daikin Industries Ltd.	10,491	1,825,034
Daito Trust Construction Co. Ltd.	4,988	469,876
Daiwa House Industry Co. Ltd.	31,049	765,016
Daiwa House REIT Investment Corp.	96	230,213
Daiwa Securities Group, Inc.	129,547	593,890
Denso Corp.	35,289	1,910,068
Dentsu Group, Inc.	14,773	511,777
Disco Corp.	816	197,208
Dowa Holdings Co. Ltd.(b)	6,235	223,695
East Japan Railway Co.	30,299	1,573,326
Ebara Corp.	7,514	291,789
Eisai Co. Ltd.	17,500	795,716

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Electric Power Development Co. Ltd.	18,859	$316,363
ENEOS Holdings, Inc.	347,535	1,330,592
FANUC Corp.	8,903	1,520,471
Fast Retailing Co. Ltd.	1,528	916,914
Fuji Electric Co. Ltd.	10,012	447,225
FUJIFILM Holdings Corp.	22,347	1,264,073
Fujitsu Ltd.	12,520	1,734,439
Fukuoka Financial Group, Inc.	13,650	240,011
GLP J-Reit	148	193,901
Hankyu Hanshin Holdings, Inc.	10,881	313,037
Hino Motors Ltd.	36,226	186,212
Hirose Electric Co. Ltd.	1,632	232,375
Hitachi Construction Machinery Co. Ltd.	12,519	273,142
Hitachi Ltd.	78,243	3,924,737
Hitachi Metals Ltd.(a)	15,049	230,380
Honda Motor Co. Ltd.	106,366	2,696,356
Hoya Corp.	6,764	671,592
Hulic Co. Ltd.	32,054	254,945
Ibiden Co. Ltd.	4,942	144,026
Idemitsu Kosan Co. Ltd.	23,154	594,225
IHI Corp.	24,600	642,379
Iida Group Holdings Co. Ltd.	13,955	226,997
Inpex Corp.	139,257	1,571,265
Isetan Mitsukoshi Holdings Ltd.(b)	50,374	399,901
Isuzu Motors Ltd.	49,418	537,626
ITOCHU Corp.(b)	60,594	1,752,760
J. Front Retailing Co. Ltd.	38,155	318,315
Japan Airlines Co. Ltd.(a)	18,751	324,653
Japan Exchange Group, Inc.	26,974	425,549
Japan Metropolitan Fund Investment Corp.	470	381,205
Japan Post Bank Co. Ltd.	76,888	611,537
Japan Post Holdings Co. Ltd.	346,026	2,475,905
Japan Post Insurance Co. Ltd.	24,138	387,581
Japan Real Estate Investment Corp.	74	356,019
Japan Tobacco, Inc.	117,795	2,104,269
JFE Holdings, Inc.	120,973	1,348,670
JGC Holdings Corp.	28,739	351,147
JSR Corp.	10,892	298,685
JTEKT Corp.	26,815	196,623
Kajima Corp.	25,387	287,966
Kansai Electric Power Co., Inc. (The)	45,497	459,566
Kansai Paint Co. Ltd.	11,610	165,051
Kao Corp.	34,376	1,487,955
Kawasaki Heavy Industries Ltd.	37,573	729,532
Kawasaki Kisen Kaisha Ltd.	6,392	467,264
KDDI Corp.	95,576	3,069,302
Keio Corp.	6,594	250,636
Keisei Electric Railway Co. Ltd.	8,236	223,694
Keyence Corp.	2,322	910,905
Kikkoman Corp.	4,454	262,274
Kintetsu Group Holdings Co. Ltd.	9,390	308,433
Kirin Holdings Co. Ltd.	53,844	880,479
Kobe Steel Ltd.	94,332	433,370
Koito Manufacturing Co. Ltd.	9,135	296,982
Komatsu Ltd.	74,681	1,681,370
Konica Minolta, Inc.(b)	122,828	431,943
Kubota Corp.	68,371	1,122,123
Kuraray Co. Ltd.	38,670	308,724
Kurita Water Industries Ltd.	6,540	263,264
Kyocera Corp.	22,849	1,259,644
Kyowa Kirin Co. Ltd.	10,744	251,618
Kyushu Electric Power Co., Inc.	37,027	241,029
	Shares	Value
Japan-(continued)
Kyushu Railway Co.	17,858	$371,724
Lawson, Inc.	6,377	224,972
Lion Corp.	19,440	222,836
Lixil Corp.	21,267	435,683
Makita Corp.	15,138	366,416
Marubeni Corp.	119,258	1,100,225
Marui Group Co. Ltd.	15,117	273,497
MatsukiyoCocokara & Co.	7,922	297,557
Mazda Motor Corp.	95,747	799,504
Mebuki Financial Group, Inc.	110,988	222,557
MEIJI Holdings Co. Ltd.	10,117	526,099
MINEBEA MITSUMI, Inc.	27,878	495,818
MISUMI Group, Inc.	8,360	206,107
Mitsubishi Chemical Group Corp.	130,731	728,435
Mitsubishi Corp.	99,735	2,946,156
Mitsubishi Electric Corp.	112,244	1,179,129
Mitsubishi Estate Co. Ltd.	77,523	1,146,169
Mitsubishi Gas Chemical Co., Inc.	26,429	380,467
Mitsubishi HC Capital, Inc.	50,929	245,023
Mitsubishi Heavy Industries Ltd.	40,574	1,493,937
Mitsubishi Materials Corp.	18,526	278,618
Mitsubishi Motors Corp.(a)	150,516	518,050
Mitsubishi UFJ Financial Group, Inc.	1,344,215	7,497,029
Mitsui & Co. Ltd.	88,495	1,937,090
Mitsui Chemicals, Inc.	21,302	444,369
Mitsui Fudosan Co. Ltd.	61,527	1,365,655
Mitsui Mining & Smelting Co. Ltd.	11,168	264,890
Mitsui OSK Lines Ltd.(b)	26,979	733,772
Mizuho Financial Group, Inc.	201,436	2,386,636
MS&AD Insurance Group Holdings, Inc.	28,582	923,221
Murata Manufacturing Co. Ltd.	26,114	1,513,694
Nabtesco Corp.	9,604	227,794
Nagoya Railroad Co. Ltd.	13,212	211,155
NEC Corp.	22,277	815,907
NGK Insulators Ltd.	21,777	315,779
NGK Spark Plug Co. Ltd.	19,094	370,879
NH Foods Ltd.	10,623	319,922
Nichirei Corp.	10,606	188,313
Nidec Corp.	12,205	839,967
Nikon Corp.	44,174	503,052
Nintendo Co. Ltd.	3,918	1,750,421
Nippon Building Fund, Inc.	82	433,161
Nippon Electric Glass Co. Ltd.	12,829	253,412
Nippon Prologis REIT, Inc.	74	191,575
Nippon Steel Corp.	144,491	2,129,796
Nippon Telegraph & Telephone Corp.	123,300	3,512,182
Nippon Yusen K.K.	10,683	831,300
Nissan Chemical Corp.	4,898	247,740
Nissan Motor Co. Ltd.	375,872	1,412,930
Nissin Foods Holdings Co. Ltd.	3,608	260,240
Nitori Holdings Co. Ltd.	3,130	329,277
Nitto Denko Corp.	12,689	809,855
Nomura Holdings, Inc.	260,725	990,228
Nomura Real Estate Holdings, Inc.	12,146	292,631
Nomura Real Estate Master Fund, Inc.	292	364,208
Nomura Research Institute Ltd.	7,832	233,524
NSK Ltd.	92,724	514,786
NTT Data Corp.	39,796	596,121
Obayashi Corp.	48,249	352,346
Odakyu Electric Railway Co. Ltd.	16,164	229,791
Oji Holdings Corp.	65,983	273,510
Olympus Corp.	26,524	559,257

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Omron Corp.	9,411	$520,721
Ono Pharmaceutical Co. Ltd.	20,270	566,923
Oriental Land Co. Ltd.	1,841	277,562
ORIX Corp.	90,159	1,592,371
ORIX JREIT, Inc.	166	237,356
Osaka Gas Co. Ltd.	20,638	369,214
Otsuka Corp.	7,901	244,449
Otsuka Holdings Co. Ltd.	19,084	678,828
Pan Pacific International Holdings Corp.	23,121	357,584
Panasonic Holdings Corp.	139,269	1,139,995
Persol Holdings Co. Ltd.	13,550	277,489
Rakuten Group, Inc.(b)	51,135	250,606
Recruit Holdings Co. Ltd.	35,663	1,321,652
Renesas Electronics Corp.(a)	40,032	380,401
Resona Holdings, Inc.	223,994	863,630
Ricoh Co. Ltd.	61,622	491,501
Rohm Co. Ltd.	6,349	466,021
Ryohin Keikaku Co. Ltd.	17,656	175,305
Santen Pharmaceutical Co. Ltd.	26,429	212,974
SBI Holdings, Inc.	24,220	486,756
Secom Co. Ltd.	11,814	785,832
Sega Sammy Holdings, Inc.	13,031	222,205
Seibu Holdings, Inc.	26,720	268,100
Seiko Epson Corp.	27,553	409,636
Sekisui Chemical Co. Ltd.	20,436	285,018
Sekisui House Ltd.(b)	44,011	775,832
Seven & i Holdings Co. Ltd.	44,951	1,825,956
SG Holdings Co. Ltd.	17,792	336,537
Sharp Corp.	33,282	265,459
Shimadzu Corp.	9,771	344,708
Shimamura Co. Ltd.	2,818	269,044
Shimano, Inc.	2,067	344,423
Shimizu Corp.	50,469	284,348
Shin-Etsu Chemical Co. Ltd.	17,378	2,205,244
Shionogi & Co. Ltd.	11,473	584,080
Shiseido Co. Ltd.	12,802	522,042
Shizuoka Bank Ltd. (The)	39,674	238,371
Showa Denko K.K.	34,477	571,650
Skylark Holdings Co. Ltd.(a)	18,680	221,672
SMC Corp.	1,606	785,997
Softbank Corp.	233,545	2,688,432
SoftBank Group Corp.	200,967	8,428,133
Sojitz Corp.	26,418	398,691
Sompo Holdings, Inc.	26,517	1,174,565
Sony Group Corp.	61,537	5,384,775
Stanley Electric Co. Ltd.	13,461	233,969
Subaru Corp.	59,984	1,039,902
SUMCO Corp.	18,582	256,936
Sumitomo Chemical Co. Ltd.	167,947	655,955
Sumitomo Corp.	65,028	907,181
Sumitomo Electric Industries Ltd.	48,224	531,673
Sumitomo Forestry Co. Ltd.	13,124	201,991
Sumitomo Heavy Industries Ltd.	11,568	261,827
Sumitomo Metal Mining Co. Ltd.	17,328	546,354
Sumitomo Mitsui Financial Group, Inc.	163,004	5,009,034
Sumitomo Mitsui Trust Holdings, Inc.	23,551	768,645
Sumitomo Realty & Development Co. Ltd.	23,969	656,211
Sumitomo Rubber Industries Ltd.(b)	26,598	237,621
Suntory Beverage & Food Ltd.	10,083	396,077
Suzuki Motor Corp.	32,812	1,061,326
Sysmex Corp.	5,250	365,556
T&D Holdings, Inc.	72,190	809,133
	Shares	Value
Japan-(continued)
Taisei Corp.	16,199	$513,908
Taiyo Yuden Co. Ltd.	5,974	209,638
Takashimaya Co. Ltd.(b)	24,610	262,212
Takeda Pharmaceutical Co. Ltd.	167,986	4,933,371
TDK Corp.	28,494	886,906
Teijin Ltd.	20,590	216,607
Terumo Corp.	23,416	793,849
THK Co. Ltd.	10,506	220,103
TIS, Inc.	14,136	397,162
Tobu Railway Co. Ltd.	10,211	240,663
Toho Gas Co. Ltd.	11,322	270,661
Tohoku Electric Power Co., Inc.	69,453	382,992
Tokio Marine Holdings, Inc.	37,731	2,191,870
Tokyo Electric Power Co. Holdings, Inc.(a)	270,235	1,057,485
Tokyo Electron Ltd.	3,825	1,316,785
Tokyo Gas Co. Ltd.	35,727	697,966
Tokyu Corp.	23,229	282,607
Tokyu Fudosan Holdings Corp.	49,446	265,636
Toppan, Inc.	20,007	337,716
Toray Industries, Inc.	133,054	729,333
Toshiba Corp.	32,030	1,291,026
Tosoh Corp.	19,420	251,087
TOTO Ltd.	9,668	325,884
Toyo Suisan Kaisha Ltd.	6,709	283,620
Toyota Industries Corp.	8,139	490,228
Toyota Motor Corp.	811,307	12,972,414
Toyota Tsusho Corp.	15,439	521,564
Trend Micro, Inc.	6,019	347,224
Tsuruha Holdings, Inc.	3,916	222,097
Unicharm Corp.	11,545	417,054
United Urban Investment Corp.	220	238,683
West Japan Railway Co.	28,330	1,032,726
Yakult Honsha Co. Ltd.	5,962	361,333
Yamada Holdings Co. Ltd.	172,113	618,139
Yamaha Corp.	7,455	314,599
Yamaha Motor Co. Ltd.	35,532	680,066
Yamato Holdings Co. Ltd.	26,243	455,743
Yaskawa Electric Corp.	8,866	306,811
Yokogawa Electric Corp.	18,481	324,541
Z Holdings Corp.	138,788	487,134
		221,079,199
Jordan-0.02%
Hikma Pharmaceuticals PLC	9,029	190,082
Luxembourg-0.25%
Aperam S.A.	4,944	159,905
ArcelorMittal S.A.	101,297	2,470,122
Eurofins Scientific SE	2,878	223,085
		2,853,112
Macau-0.08%
Galaxy Entertainment Group Ltd.(b)	84,247	501,196
Sands China Ltd.(a)	187,629	439,798
		940,994
Mongolia-0.03%
Turquoise Hill Resources Ltd.(a)	13,804	360,788
Netherlands-5.12%
Aalberts N.V.	4,993	212,300
ABN AMRO Bank N.V., CVA(d)	97,036	987,449
Aegon N.V.	470,191	2,053,881
Akzo Nobel N.V.	14,836	995,089
ASM International N.V.	720	218,850

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Netherlands-(continued)
ASML Holding N.V.(b)	3,939	$2,230,711
ASR Nederland N.V.	17,391	721,723
EXOR N.V.	10,973	764,855
Heineken Holding N.V.	5,553	435,983
Heineken N.V.(b)	11,859	1,162,045
ING Groep N.V.(b)	550,730	5,329,692
Koninklijke Ahold Delhaize N.V.	113,928	3,123,143
Koninklijke DSM N.V.(b)	6,811	1,082,701
Koninklijke KPN N.V.(b)	301,875	991,446
Koninklijke Philips N.V.	73,855	1,517,798
Koninklijke Vopak N.V.	6,600	152,293
NN Group N.V.	32,349	1,506,740
PostNL N.V.(b)	65,962	172,517
Prosus N.V.	10,635	689,786
Randstad N.V.(b)	14,605	733,431
SBM Offshore N.V.	18,093	251,085
Shell PLC	1,168,126	30,974,330
Universal Music Group N.V.(b)	12,136	272,919
Wolters Kluwer N.V.	8,252	891,901
		57,472,668
Norway-0.71%
Aker BP ASA	9,349	322,900
Aker BP ASA, SDR(b)(c)	9,994	343,972
DNB Bank ASA	47,669	934,889
Equinor ASA	82,335	3,142,655
Gjensidige Forsikring ASA	11,447	238,472
Mowi ASA	33,630	772,960
Norsk Hydro ASA	100,397	675,648
Orkla ASA	48,651	419,000
Storebrand ASA	46,373	386,717
Telenor ASA	60,268	729,388
		7,966,601
Poland-0.14%
Bank Polska Kasa Opieki S.A.	16,622	262,405
KGHM Polska Miedz S.A.(b)	10,680	265,915
Polski Koncern Naftowy ORLEN S.A.	24,378	397,042
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	57,453	324,508
Powszechny Zaklad Ubezpieczen S.A.(b)	45,189	295,097
		1,544,967
Portugal-0.30%
Banco Comercial Portugues S.A., Class R	1,221,514	179,977
EDP - Energias de Portugal S.A.	348,132	1,753,212
Galp Energia SGPS S.A.	82,542	865,206
Jeronimo Martins SGPS S.A.	22,878	527,670
		3,326,065
Russia-0.00%
Evraz PLC(c)	48,360	0
Raspadskaya OJSC(c)	546	0
		0
Singapore-0.77%
Ascendas REIT	193,246	415,027
CapitaLand Integrated Commercial Trust	265,915	419,188
CapitaLand Investment Ltd.	112,468	318,804
ComfortDelGro Corp. Ltd.	218,290	224,146
DBS Group Holdings Ltd.	96,488	2,195,732
Genting Singapore Ltd.	425,599	247,745
Oversea-Chinese Banking Corp. Ltd.	121,125	1,022,148
Singapore Airlines Ltd.(a)(b)	113,970	449,155
	Shares	Value
Singapore-(continued)
Singapore Technologies Engineering Ltd.	87,329	$253,860
Singapore Telecommunications Ltd.	568,026	1,072,057
STMicroelectronics N.V.	18,064	680,213
United Overseas Bank Ltd.	55,714	1,109,929
Venture Corp. Ltd.	19,798	251,680
		8,659,684
South Africa-0.24%
Anglo American PLC	74,661	2,680,222
South Korea-4.20%
Amorepacific Corp.	1,474	146,367
Amorepacific Corp., Preference Shares	549	20,285
Celltrion, Inc.	1,742	254,776
CJ CheilJedang Corp.	718	216,378
CJ CheilJedang Corp., Preference Shares	117	15,221
Doosan Enerbility Co. Ltd.(a)	25,989	375,101
E-MART, Inc.	2,382	207,194
GS Engineering & Construction Corp.	11,426	262,101
Hana Financial Group, Inc.	23,025	659,326
Hanwha Solutions Corp.(a)	11,542	389,146
Hyundai Engineering & Construction Co. Ltd.	16,285	528,376
Hyundai Glovis Co. Ltd.	2,461	344,779
Hyundai Mobis Co. Ltd.	6,536	1,149,624
Hyundai Motor Co.	13,033	1,966,337
Hyundai Motor Co., First Pfd.	2,057	148,998
Hyundai Motor Co., Second Pfd.	3,291	238,636
Hyundai Steel Co.	13,070	343,074
Industrial Bank of Korea	28,839	208,451
KB Financial Group, Inc.	33,183	1,237,562
Kia Corp.	31,925	1,995,466
Korea Electric Power Corp.(a)(b)	29,125	501,073
Korea Gas Corp.	8,277	237,014
Korea Investment Holdings Co. Ltd.	4,113	199,777
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	6,081	396,475
Korea Zinc Co. Ltd.	848	311,693
Korean Air Lines Co. Ltd.(a)	15,859	308,854
KT&G Corp.	8,764	552,514
LG Chem Ltd.	2,624	1,217,975
LG Chem Ltd., Preference Shares	391	87,584
LG Corp.	8,104	505,915
LG Display Co. Ltd.	66,604	784,421
LG Electronics, Inc.	17,384	1,263,220
LG Electronics, Inc., Preference Shares	2,792	99,507
LG H&H Co. Ltd.	388	232,663
LG H&H Co. Ltd., Preference Shares	94	27,387
LG Innotek Co. Ltd.	926	258,747
LG Uplus Corp.	24,457	235,326
LOTTE Chemical Corp.	2,414	327,974
Meritz Fire & Marine Insurance Co. Ltd.	8,766	232,797
NAVER Corp.	1,936	385,978
NCSoft Corp.	647	185,519
POSCO Holdings, Inc.	8,363	1,557,883
Posco International Corp.(b)	20,237	320,122
Samsung C&T Corp.	6,018	558,209
Samsung Electro-Mechanics Co. Ltd.	3,574	392,037
Samsung Electronics Co. Ltd.	296,668	14,021,565
Samsung Electronics Co. Ltd., Preference Shares	51,415	2,255,912
Samsung Engineering Co. Ltd.(a)(b)	14,326	216,142
Samsung Fire & Marine Insurance Co. Ltd.	1,897	288,398

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
South Korea-(continued)
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	151	$18,307
Samsung Heavy Industries Co. Ltd.(a)	66,629	288,242
Samsung Life Insurance Co. Ltd.	5,977	279,273
Samsung SDI Co. Ltd.	1,429	625,896
Samsung SDI Co. Ltd., Preference Shares	36	8,133
Samsung SDS Co. Ltd.	2,025	211,993
Samsung Securities Co. Ltd.	7,704	207,559
Shinhan Financial Group Co. Ltd.	29,899	821,641
Shinsegae, Inc.	1,161	195,272
SK Hynix, Inc.	35,039	2,640,534
SK Innovation Co. Ltd.(a)	7,994	1,153,780
SK Telecom Co. Ltd.	9,148	377,440
SK, Inc.	3,640	616,427
S-Oil Corp.	5,951	420,523
Woori Financial Group, Inc.	61,149	560,136
		47,095,035
Spain-3.01%
Acciona S.A.(b)	2,161	442,015
Acerinox S.A.	24,528	237,545
ACS Actividades de Construccion y Servicios S.A.(b)	39,164	934,845
Aena SME S.A.(a)(d)	3,374	423,157
Amadeus IT Group S.A.(a)	12,622	729,473
Banco Bilbao Vizcaya Argentaria S.A.(b)	927,823	4,178,727
Banco de Sabadell S.A.	1,215,110	773,872
Banco Santander S.A.	2,042,538	5,081,728
Bankinter S.A.	56,334	275,946
CaixaBank S.A.	379,857	1,134,464
Cellnex Telecom S.A.(d)	10,672	474,334
Enagas S.A.(b)	27,005	530,888
Endesa S.A.(b)	43,093	786,962
Ferrovial S.A.	23,281	619,100
Grifols S.A.(b)	27,372	396,878
Grifols S.A., Class B, Preference Shares	20,518	185,989
Iberdrola S.A.	594,037	6,317,558
Industria de Diseno Textil S.A.	53,483	1,291,910
Inmobiliaria Colonial SOCIMI S.A.	28,263	186,311
Mapfre S.A.	120,677	193,801
Merlin Properties SOCIMI S.A.	32,090	342,585
Naturgy Energy Group S.A.(b)	34,965	1,020,363
Red Electrica Corp. S.A.	36,732	720,237
Repsol S.A.	267,088	3,302,080
Telefonica S.A.	706,360	3,138,088
		33,718,856
Sweden-2.46%
Alfa Laval AB	13,932	412,693
Assa Abloy AB, Class B	35,112	822,769
Atlas Copco AB, Class A	80,460	931,412
Atlas Copco AB, Class B	47,317	486,297
BillerudKorsnas AB(b)	18,923	242,311
Boliden AB(a)(b)	19,980	660,340
Castellum AB(b)	16,934	269,578
Dometic Group AB(d)	23,824	160,071
Electrolux AB, Class B(b)	31,069	444,559
Epiroc AB, Class A(b)	17,074	299,272
Epiroc AB, Class B	10,218	161,010
Essity AB, Class B	43,335	1,096,642
Fabege AB	16,270	165,730
Fastighets AB Balder, Class B(a)(b)	25,298	160,272
Getinge AB, Class B	6,878	154,019
	Shares	Value
Sweden-(continued)
H & M Hennes & Mauritz AB, Class B(b)	81,402	$1,032,541
Hexagon AB, Class B(b)	47,220	550,930
Holmen AB, Class B(b)	5,474	223,306
Husqvarna AB, Class A	1,523	12,354
Husqvarna AB, Class B	26,002	205,871
Industrivarden AB, Class A	17,918	463,805
Industrivarden AB, Class C	13,468	344,786
Investor AB, Class A(b)	33,981	693,609
Investor AB, Class B	118,226	2,189,381
Kinnevik AB, Class A(a)	1,006	18,156
Kinnevik AB, Class B(a)(b)	16,416	292,972
Orron Energy AB	10,187	12,490
Saab AB, Class B	10,160	365,336
Sandvik AB(b)	49,664	906,799
Securitas AB, Class B(b)	46,863	470,921
Skandinaviska Enskilda Banken AB, Class A	131,232	1,411,415
Skandinaviska Enskilda Banken AB, Class C	1,966	24,220
Skanska AB, Class B(b)	25,938	438,612
SKF AB, Class B(b)	38,789	647,552
SSAB AB, Class A	29,361	140,741
SSAB AB, Class B	79,830	362,851
Svenska Cellulosa AB S.C.A., Class A	1,111	16,324
Svenska Cellulosa AB S.C.A., Class B(b)	30,783	446,415
Svenska Handelsbanken AB, Class A	160,363	1,433,258
Svenska Handelsbanken AB, Class B(b)	3,924	40,567
Swedbank AB, Class A	108,600	1,493,428
Swedish Match AB	58,965	614,222
Tele2 AB, Class B(b)	38,421	436,964
Telefonaktiebolaget LM Ericsson, Class A(b)	1,867	15,236
Telefonaktiebolaget LM Ericsson, Class B	159,489	1,202,525
Telia Co. AB	353,468	1,299,093
Trelleborg AB, Class B	17,370	423,041
Volvo AB, Class A	19,409	359,237
Volvo AB, Class B	142,494	2,537,600
		27,593,533
Switzerland-4.04%
ABB Ltd.	86,060	2,599,692
Adecco Group AG(b)	21,953	770,568
Alcon, Inc.	14,545	1,136,844
Baloise Holding AG	3,623	575,556
Barry Callebaut AG	173	382,184
Chocoladefabriken Lindt & Spruengli AG	3	345,233
Chocoladefabriken Lindt & Spruengli AG, PC	34	374,842
Cie Financiere Richemont S.A.	17,166	2,053,828
Clariant AG(b)	17,435	325,671
Credit Suisse Group AG	428,266	2,491,173
Dufry AG(a)	6,844	256,686
Geberit AG	1,058	554,217
Georg Fischer AG	4,536	275,522
Givaudan S.A.	272	946,745
Helvetia Holding AG	2,910	331,821
Holcim AG	61,766	2,881,419
Julius Baer Group Ltd.	14,105	725,688
Kuehne + Nagel International AG, Class R	2,398	642,555
Logitech International S.A., Class R(b)	4,378	244,182
Lonza Group AG	1,265	765,322
Novartis AG	108,898	9,342,771
Partners Group Holding AG	439	476,152
PSP Swiss Property AG	2,392	285,312
Schindler Holding AG	938	176,885
Schindler Holding AG, PC	1,921	373,147
SGS S.A.	285	692,750

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Switzerland-(continued)
SIG Group AG(a)	16,136	$419,156
Sika AG	2,689	660,392
Sonova Holding AG, Class A	1,177	421,416
Swatch Group AG (The)	3,391	168,624
Swatch Group AG (The), BR	2,219	588,534
Swiss Life Holding AG	3,487	1,840,890
Swiss Prime Site AG	3,389	307,978
Swisscom AG	2,118	1,142,617
UBS Group AG	299,554	4,870,426
Vifor Pharma AG(b)	1,757	314,172
Zurich Insurance Group AG	10,343	4,505,786
		45,266,756
Turkey-0.01%
Eldorado Gold Corp.(a)	20,989	128,914
United Kingdom-11.69%
3i Group PLC	52,738	814,726
abrdn PLC	125,801	253,666
Admiral Group PLC	11,922	278,261
Ashtead Group PLC	15,743	879,528
Associated British Foods PLC	29,454	599,288
AstraZeneca PLC	47,167	6,224,189
Aviva PLC	211,274	1,018,114
B&M European Value Retail S.A.	52,546	271,311
BAE Systems PLC	251,249	2,354,236
Barclays PLC	1,973,488	3,774,738
Barratt Developments PLC	92,970	566,807
Beazley PLC	36,110	238,167
Bellway PLC	7,747	230,592
Berkeley Group Holdings PLC(a)	10,460	539,446
BP PLC	3,638,626	17,711,380
British American Tobacco PLC	247,183	9,687,170
British Land Co. PLC (The)	75,891	454,371
BT Group PLC(b)	793,227	1,561,820
Bunzl PLC	20,388	761,920
Burberry Group PLC	18,898	413,026
Centrica PLC(a)	576,955	615,739
CNH Industrial N.V.	76,298	970,521
Compass Group PLC	108,811	2,535,030
Croda International PLC(b)	3,991	363,375
DCC PLC	10,053	654,492
Derwent London PLC	6,949	242,525
Diageo PLC	71,101	3,358,816
Direct Line Insurance Group PLC	166,714	417,921
Drax Group PLC	33,891	323,543
DS Smith PLC	111,645	395,627
easyJet PLC(a)	33,399	162,329
Entain PLC(a)	19,199	280,943
Experian PLC	24,314	847,096
Haleon PLC(a)	388,826	1,380,688
Halma PLC	7,902	221,071
Hays PLC	141,084	219,585
Hiscox Ltd.	20,935	227,397
Howden Joinery Group PLC	23,707	195,135
HSBC Holdings PLC	1,951,066	12,196,537
IG Group Holdings PLC	23,903	231,537
IMI PLC	13,768	223,670
Imperial Brands PLC	57,870	1,266,892
Inchcape PLC	20,809	212,835
Informa PLC(a)	79,718	576,427
InterContinental Hotels Group PLC	6,971	411,172
Intermediate Capital Group PLC	11,814	218,738
	Shares	Value
United Kingdom-(continued)
International Consolidated Airlines Group S.A.(a)(b)	183,680	$265,408
Intertek Group PLC	6,587	350,768
Investec PLC	67,579	365,050
ITV PLC(b)	314,004	281,005
J Sainsbury PLC	155,432	418,011
Johnson Matthey PLC(b)	37,715	980,785
Just Eat Takeaway.com N.V.(a)(d)	11,741	213,097
Kingfisher PLC	239,390	753,337
Land Securities Group PLC	59,981	533,709
Legal & General Group PLC	424,266	1,347,515
Lloyds Banking Group PLC	6,644,514	3,658,380
London Stock Exchange Group PLC	5,480	533,356
M&G PLC(b)	193,261	501,638
Man Group PLC	105,332	348,902
Marks & Spencer Group PLC(a)	286,437	493,046
Meggitt PLC(a)	37,287	358,459
Melrose Industries PLC	254,198	496,635
Micro Focus International PLC	56,346	195,486
National Grid PLC	261,857	3,605,569
NatWest Group PLC	594,303	1,797,894
Next PLC	6,462	535,197
Pearson PLC(b)	73,892	680,329
Pennon Group PLC	31,248	381,778
Persimmon PLC	32,598	747,355
Phoenix Group Holdings PLC	61,557	482,262
Quilter PLC(a)(d)	155,023	198,080
Reckitt Benckiser Group PLC	28,589	2,312,141
RELX PLC	62,002	1,830,423
Rentokil Initial PLC(b)	56,016	368,914
Rolls-Royce Holdings PLC(a)(b)	481,437	522,998
Royal Mail PLC	117,932	405,851
RS GROUP PLC	17,127	215,296
Sage Group PLC (The)	50,397	431,995
Schroders PLC(b)	6,910	249,741
Segro PLC	40,546	540,278
Severn Trent PLC	15,386	552,335
Smith & Nephew PLC	52,480	668,964
Smiths Group PLC	26,791	502,886
Spectris PLC	6,835	258,592
Spirax-Sarco Engineering PLC	1,522	221,051
SSE PLC(b)	88,841	1,911,396
SSP Group PLC(a)	65,830	203,716
St James’s Place PLC	33,271	496,984
Standard Chartered PLC	231,822	1,591,632
Subsea 7 S.A.	38,220	343,239
Tate & Lyle PLC	35,211	343,986
Taylor Wimpey PLC	481,741	745,099
Tesco PLC	603,097	1,927,245
Travis Perkins PLC	24,563	314,749
Unilever PLC	161,952	7,890,075
United Utilities Group PLC	45,518	603,760
Virgin Money UK PLC	115,050	200,486
Vodafone Group PLC	3,870,645	5,689,908
Weir Group PLC (The)	14,155	287,661
Whitbread PLC(b)	13,111	414,505
WPP PLC	113,486	1,220,538
		131,171,892
United States-3.78%
Amcor PLC, CDI	102,843	1,326,914
Bausch Health Cos., Inc.(a)	31,392	144,545
Carnival PLC(a)(b)	13,879	110,659

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
United States-(continued)
Ferguson PLC	11,656	$1,459,553
GSK PLC	311,064	6,539,551
James Hardie Industries PLC, CDI	11,280	277,066
Nestle S.A.	114,414	13,988,205
QIAGEN N.V.(a)	5,836	290,750
Roche Holding AG	29,961	9,921,986
Roche Holding AG, BR(b)	1,101	447,614
Signify N.V.	12,094	389,434
Stellantis N.V.	246,700	3,502,049
Swiss Re AG	35,310	2,643,430
Tenaris S.A.	34,825	483,104
Waste Connections, Inc.	6,307	840,064
		42,364,924
Zambia-0.03%
First Quantum Minerals Ltd.	21,210	387,337
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $1,161,181,014)		1,118,560,273
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.09%
Invesco Private Government Fund, 1.77%(e)(f)(g)	19,133,653	$19,133,653
Invesco Private Prime Fund, 1.89%(e)(f)(g)	49,200,821	49,200,821
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,334,474)		68,334,474
TOTAL INVESTMENTS IN SECURITIES-105.80% (Cost $1,229,515,488)		1,186,894,747
OTHER ASSETS LESS LIABILITIES-(5.80)%		(65,111,244)
NET ASSETS-100.00%		$1,121,783,503

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $7,426,469, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$94,369,124	$(94,369,124)	$-	$-	$-	$7,021
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,101,909	179,873,700	(186,841,956)	-	-	19,133,653	85,821*
Invesco Private Prime Fund	60,862,717	328,564,225	(340,215,851)	(1)	(10,269)	49,200,821	246,802*
Total	$86,964,626	$602,807,049	$(621,426,931)	$(1)	$(10,269)	$68,334,474	$339,644

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2022
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Australia-6.64%
Abacus Property Group	97,401	$199,142
Adbri Ltd.	129,514	228,648
ALS Ltd.	78,757	639,695
Alumina Ltd.	193,895	208,362
Ansell Ltd.	43,038	785,034
ARB Corp. Ltd.	5,290	122,258
Atlas Arteria Ltd.	105,898	572,691
AUB Group Ltd.	9,228	124,665
Austal Ltd.	121,076	226,425
Bapcor Ltd.	77,231	358,380
Beach Energy Ltd.	612,972	776,334
Bega Cheese Ltd.	78,002	189,416
Blackmores Ltd.	2,867	155,166
Boral Ltd.(a)	202,111	408,996
Breville Group Ltd.	12,913	188,954
Brickworks Ltd.	14,206	208,469
BWP Trust	96,414	287,949
carsales.com Ltd.	30,245	435,818
Centuria Industrial REIT	66,146	145,855
Centuria Office REIT	96,438	125,504
Challenger Ltd.	87,824	427,760
Champion Iron Ltd.	67,774	227,005
Charter Hall Group	46,522	413,579
Charter Hall Long Wale REIT	63,546	201,758
Charter Hall Retail REIT	128,846	375,819
Charter Hall Social Infrastructure REIT	60,002	158,266
Cleanaway Waste Management Ltd.	234,672	447,049
Cochlear Ltd.	5,753	860,014
Collins Foods Ltd.	25,766	186,268
Coronado Global Resources, Inc., CDI(b)	270,288	265,936
Corporate Travel Management Ltd.(c)	9,361	122,934
Costa Group Holdings Ltd.	127,139	228,004
Credit Corp. Group Ltd.	7,828	131,316
Cromwell Property Group	311,274	182,454
CSR Ltd.	148,494	471,467
Domino’s Pizza Enterprises Ltd.	4,817	243,493
Downer EDI Ltd.	204,538	787,851
Eagers Automotive Ltd.	37,806	330,554
EBOS Group Ltd.	12,366	305,589
Elders Ltd.	35,400	278,640
EVENT Hospitality and Entertainment Ltd.(c)	16,103	159,111
Flight Centre Travel Group Ltd.(c)	39,855	478,902
Genworth Mortgage Insurance Australia Ltd.	78,867	154,644
GrainCorp Ltd., Class A	92,069	547,374
Growthpoint Properties Australia Ltd.	69,024	181,100
GUD Holdings Ltd.	21,852	133,880
Harvey Norman Holdings Ltd.(a)	235,170	679,381
Healius Ltd.	160,951	434,646
HomeCo Daily Needs REIT(b)	221,232	213,810
IGO Ltd.	45,371	349,525
Iluka Resources Ltd.	45,894	306,798
Ingenia Communities Group	45,353	146,844
Inghams Group Ltd.	95,279	196,133
Insignia Financial Ltd.	196,459	422,234
InvoCare Ltd.(a)	21,952	168,806
IPH Ltd.	25,607	155,993
IRESS Ltd.	42,776	338,787
Link Administration Holdings Ltd.	151,063	462,758
Magellan Financial Group Ltd.	31,776	323,287
Mineral Resources Ltd.	21,673	812,733
Monadelphous Group Ltd.	36,182	261,315
	Shares	Value
Australia-(continued)
National Storage REIT	175,270	$302,089
NEXTDC Ltd.(c)	39,568	325,252
nib holdings Ltd.	50,116	253,190
Nine Entertainment Co. Holdings Ltd.	296,183	425,754
Northern Star Resources Ltd.	116,116	635,242
NRW Holdings Ltd.	127,681	173,291
Nufarm Ltd.	84,896	305,681
OceanaGold Corp.(c)	223,624	406,637
oOh!media Ltd.(a)	151,218	131,900
Orora Ltd.	230,207	570,267
OZ Minerals Ltd.	48,919	644,823
Pendal Group Ltd.	171,286	572,517
Perpetual Ltd.	13,503	285,499
Perseus Mining Ltd.	187,722	221,377
Platinum Asset Management Ltd.	189,679	240,892
Premier Investments Ltd.	12,710	186,605
Qube Holdings Ltd.	348,606	671,390
Ramelius Resources Ltd.	173,538	130,782
REA Group Ltd.	2,690	234,748
Reece Ltd.	30,509	324,234
Regis Resources Ltd.(a)	312,623	385,032
Sandfire Resources Ltd.	65,563	208,619
SEEK Ltd.	41,810	669,275
Seven Group Holdings Ltd.	27,480	336,531
Shopping Centres Australasia Property Group	240,447	496,641
Sierra Rutile Holdings Ltd.(c)	45,894	10,248
Silver Lake Resources Ltd.(c)	154,844	156,132
SmartGroup Corp. Ltd.	26,295	126,239
St Barbara Ltd.(a)	388,710	305,147
Star Entertainment Group Ltd. (The)(c)	333,497	714,433
Steadfast Group Ltd.	108,880	404,195
Super Retail Group Ltd.	58,746	405,011
TPG Telecom Ltd.(a)	142,104	628,676
United Malt Grp Ltd.	86,646	221,894
Viva Energy Group Ltd.(b)	288,870	536,186
Washington H Soul Pattinson & Co. Ltd.	42,046	753,737
Waypoint REIT Ltd.	195,886	358,126
Webjet Ltd.(a)(c)	53,216	191,241
		33,911,111
Austria-0.57%
AT&S Austria Technologie & Systemtechnik AG	5,770	285,933
CA Immobilien Anlagen AG	6,571	213,399
EVN AG	8,506	199,482
IMMOFINANZ AG(a)	12,632	192,559
Kontron AG(a)	14,049	207,714
Lenzing AG	3,572	286,276
Mayr Melnhof Karton AG(a)	821	130,425
Oesterreichische Post AG(a)	9,589	275,235
S IMMO AG	6,997	162,667
UNIQA Insurance Group AG(a)	27,023	183,785
Verbund AG	5,824	638,383
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,604	127,996
		2,903,854
Belgium-1.09%
Ackermans & van Haaren N.V.	4,352	637,228
Aedifica S.A.	4,385	453,376
Barco N.V.	15,773	410,759
Befimmo S.A.	1,145	55,339
Bekaert S.A.	10,514	370,290
bpost S.A.(a)	69,063	430,267
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Belgium-(continued)
Cie d’Entreprises CFE(c)	2,248	$21,822
Deme Group N.V.(c)	2,248	259,291
D’Ieteren Group(a)	3,685	599,307
Fagron	10,237	155,529
Galapagos N.V.(a)(c)	8,296	419,398
KBC Ancora	7,312	254,686
Melexis N.V.	3,215	273,892
Montea N.V.	1,545	155,803
Ontex Group N.V.(a)(c)	31,880	207,554
Recticel S.A.	10,239	156,185
Shurgard Self Storage S.A.(a)	3,518	180,433
Warehouses De Pauw C.V.A.(a)	15,560	526,109
		5,567,268
Burkina Faso-0.09%
Endeavour Mining PLC	23,344	454,517
Cambodia-0.03%
NagaCorp Ltd.(c)	165,346	154,184
Canada-8.60%
Advantage Energy Ltd.(c)	53,280	457,808
Aecon Group, Inc.	39,117	338,860
Ag Growth International, Inc.	8,228	217,876
Alamos Gold, Inc., Class A	98,416	777,282
Altus Group Ltd.	4,840	198,571
Aritzia, Inc.(c)	4,621	145,697
Artis REIT(a)	48,359	440,056
ATS Automation Tooling Systems, Inc.(c)	8,421	266,494
Aurora Cannabis, Inc.(c)	78,872	111,412
AutoCanada, Inc.(c)	14,681	296,977
Badger Infrastructure Solutions Ltd.	7,814	187,399
Ballard Power Systems, Inc.(a)(c)	17,027	136,604
Baytex Energy Corp.(c)	55,259	296,704
Birchcliff Energy Ltd.	85,532	656,834
BlackBerry Ltd.(c)	62,134	381,625
Boardwalk REIT, Class E	11,822	450,608
Boralex, Inc., Class A	13,363	484,524
Boyd Group Services, Inc.	3,226	405,343
Brookfield Infrastructure Corp., Class A	11,881	543,632
BRP, Inc.	5,343	406,141
Canaccord Genuity Group, Inc.	31,402	243,844
Canadian Western Bank(a)	30,915	624,163
Canfor Corp.(c)	30,454	647,654
Canopy Growth Corp.(c)	46,891	124,057
Capstone Copper Corp.(c)	44,397	100,134
Cargojet, Inc.(a)	1,188	137,598
Cascades, Inc.	34,822	266,325
Celestica, Inc.(c)	74,272	781,933
Centerra Gold, Inc.	70,540	438,759
CES Energy Solutions Corp.	82,750	171,784
Chartwell Retirement Residences	62,861	558,285
Chemtrade Logistics Income Fund	48,587	318,516
Choice Properties REIT(a)	52,685	586,737
Chorus Aviation, Inc.(c)	55,187	136,530
Cineplex, Inc.(c)	43,573	381,542
Cogeco Communications, Inc.	3,399	219,880
Cogeco, Inc.	2,499	133,088
Colliers International Group, Inc.	2,990	373,170
Corus Entertainment, Inc., Class B(a)	147,724	433,482
Crew Energy, Inc.(c)	73,324	320,455
Crombie REIT(a)	24,518	317,441
Cronos Group, Inc.(c)	50,407	160,110
CT REIT(a)	16,524	219,228
	Shares	Value
Canada-(continued)
Descartes Systems Group, Inc. (The)(c)	4,542	$313,564
Doman Building Materials Group Ltd.(a)	39,008	204,881
Dorel Industries, Inc., Class B	41,335	226,780
Dream Industrial REIT(a)	30,834	303,684
Dream Office REIT(a)	18,145	289,306
DREAM Unlimited Corp.	4,949	127,457
Dundee Precious Metals, Inc.	39,405	190,359
ECN Capital Corp.	46,918	218,964
Enerflex Ltd.	30,110	138,642
Enerplus Corp.	36,918	514,867
Enghouse Systems Ltd.	5,156	131,983
EQB, Inc.	5,180	224,729
Equinox Gold Corp.(c)	49,897	222,742
Exchange Income Corp.	11,123	406,951
Extendicare, Inc.(a)	33,681	198,193
Fiera Capital Corp.	30,396	216,106
First Majestic Silver Corp.	17,603	134,768
First National Financial Corp.	5,149	150,610
FirstService Corp.	3,181	425,284
Fortuna Silver Mines, Inc.(c)	76,728	219,762
Freehold Royalties Ltd.(a)	15,246	172,765
GFL Environmental, Inc.	15,833	437,914
goeasy Ltd.	1,401	122,415
Granite REIT	10,424	657,159
Home Capital Group, Inc.(a)	14,883	303,619
Hudbay Minerals, Inc.	78,067	300,363
Innergex Renewable Energy, Inc.	25,660	385,295
Interfor Corp.(c)	19,603	483,745
International Petroleum Corp.(c)	34,676	423,522
InterRent REIT	27,207	284,523
Ivanhoe Mines Ltd., Class A(c)	25,719	159,772
Kelt Exploration Ltd.(c)	41,990	225,458
Killam Apartment REIT	27,127	380,860
Labrador Iron Ore Royalty Corp.	7,415	163,768
Laurentian Bank of Canada	25,747	839,714
LifeWorks, Inc.	13,316	328,185
Lightspeed Commerce, Inc.(c)	12,857	275,733
Maple Leaf Foods, Inc.(a)	22,355	474,020
Martinrea International, Inc.	43,723	318,705
Mullen Group Ltd.	41,705	475,196
New Gold, Inc.(c)	124,002	101,613
NFI Group, Inc.	44,075	474,339
North West Co., Inc. (The)	16,003	430,627
NorthWest Healthcare Properties REIT(a)	48,429	497,008
Nuvei Corp.(b)(c)	3,310	115,625
NuVista Energy Ltd.(c)	53,838	478,569
Obsidian Energy Ltd.(c)	21,530	183,484
Osisko Gold Royalties Ltd.	24,140	252,638
Pan American Silver Corp.	35,304	718,010
Paramount Resources Ltd., Class A	12,996	322,631
Pason Systems, Inc.	22,742	272,971
Peyto Exploration & Development Corp.	93,660	1,052,565
PrairieSky Royalty Ltd.	36,670	537,737
Precision Drilling Corp.(c)	11,026	751,043
Premium Brands Holdings Corp.	6,567	527,318
Richelieu Hardware Ltd.	5,958	180,179
Ritchie Bros. Auctioneers, Inc.	14,884	1,072,145
Russel Metals, Inc.	21,879	469,903
Sandstorm Gold Ltd.	25,394	151,014
Secure Energy Services, Inc.	77,397	387,785
ShawCor Ltd.(c)	47,232	214,532
Sienna Senior Living, Inc.	25,015	265,114

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Canada-(continued)
Sierra Wireless, Inc.(c)	11,409	$284,034
Silvercorp Metals, Inc.	45,190	119,909
Slate Grocery REIT, Class U	12,945	149,721
Sleep Country Canada Holdings, Inc.(b)	8,935	199,710
Spin Master Corp.(b)(c)	5,221	194,481
Stelco Holdings, Inc.	11,451	322,971
Stella-Jones, Inc.	18,910	560,947
Summit Industrial Income REIT	18,978	275,928
Superior Plus Corp.(a)	82,389	743,935
Torex Gold Resources, Inc.(c)	36,863	280,497
Toromont Industries Ltd.	10,868	914,749
TransAlta Corp.	86,258	986,883
TransAlta Renewables, Inc.	22,945	320,175
Transcontinental, Inc., Class A	29,364	372,163
Tricon Residential, Inc.	29,350	318,845
Uni-Select, Inc.(c)	14,863	429,065
Western Forest Products, Inc.	171,153	199,023
Westshore Terminals Investment Corp.	9,540	252,618
Whitecap Resources, Inc.	34,983	267,283
Winpak Ltd.	8,229	297,923
		43,915,235
China-1.22%
BeiGene Ltd.(a)(c)	21,800	280,210
Budweiser Brewing Co. APAC Ltd.(b)	219,967	609,470
CapitaLand China Trust	379,074	323,456
China Travel International Investment Hong Kong Ltd.(a)(c)	766,000	144,420
Chow Tai Fook Jewellery Group Ltd.	401,219	793,248
ESR Cayman Ltd.(b)(c)	123,689	320,650
FIH Mobile Ltd.(a)(c)	1,209,774	161,819
Jinchuan Group International Resources Co. Ltd.(a)	1,560,000	166,932
Kerry Logistics Network Ltd.	90,708	182,343
Lee & Man Paper Manufacturing Ltd.	302,969	115,014
Minth Group Ltd.	141,131	376,654
MMG Ltd.(c)	1,204,023	355,843
Nexteer Automotive Group Ltd.(a)	433,788	348,140
Powerlong Real Estate Holdings Ltd.	318,000	42,536
SITC International Holdings Co. Ltd.	127,123	431,576
TI Fluid Systems PLC(b)	49,752	105,830
Towngas Smart Energy Co. Ltd.	509,000	242,507
Uni-President China Holdings Ltd.	319,349	291,689
Want Want China Holdings Ltd.	700,444	569,285
Wharf Holdings Ltd. (The)	97,048	354,817
		6,216,439
Colombia-0.16%
Frontera Energy Corp.(c)	17,441	170,823
Parex Resources, Inc.	33,623	625,569
		796,392
Denmark-1.68%
Alm Brand A/S(a)	239,587	358,633
Bavarian Nordic A/S(a)(c)	8,583	422,811
D/S Norden A/S	15,219	659,462
Demant A/S(a)(c)	10,708	405,921
Dfds A/S	8,303	295,421
Drilling Co. of 1972 A/S (The)(c)	8,055	381,247
FLSmidth & Co. A/S(a)	28,282	770,780
GN Store Nord A/S(a)	12,858	444,633
H Lundbeck A/S	99,528	490,699
H Lundbeck A/S, Class A(c)	24,876	118,301
	Shares	Value
Denmark-(continued)
Matas A/S	12,044	$128,739
NKT A/S(c)	12,201	620,590
Per Aarsleff Holding A/S	4,489	137,710
Ringkjoebing Landbobank A/S	3,685	411,808
ROCKWOOL A/S, Class B	1,082	266,282
Royal Unibrew A/S	6,162	522,540
Scandinavian Tobacco Group A/S(b)	14,275	272,134
Schouw & Co. A/S	2,851	211,233
SimCorp A/S(a)	3,931	291,251
Spar Nord Bank A/S	14,472	164,899
Sydbank A/S	21,058	643,693
Topdanmark A/S	11,654	566,592
		8,585,379
Egypt-0.14%
Centamin PLC	711,959	719,964
Faroe Islands-0.10%
Bakkafrost P/F	7,592	527,337
Finland-1.04%
Cargotec OYJ, Class B	21,065	739,305
Citycon OYJ(a)	30,658	217,260
Finnair OYJ(a)(c)	474,971	194,303
Kemira OYJ	20,801	263,001
Kojamo OYJ	40,058	712,340
Konecranes OYJ(a)	24,959	664,231
Metsa Board OYJ	43,567	386,037
Metso Outotec OYJ	72,399	592,640
Terveystalo OYJ(b)	14,260	133,334
TietoEVRY OYJ(a)	31,252	844,452
Tokmanni Group Corp.	16,442	214,929
Uponor OYJ	12,286	183,903
YIT OYJ(a)	53,859	182,216
		5,327,951
France-2.96%
Albioma S.A.(a)	8,167	415,208
ALD S.A.(b)	21,779	256,713
Alten S.A.	4,361	585,185
BioMerieux	4,579	493,044
Casino Guichard Perrachon S.A.(a)(c)	38,359	450,579
Cie Plastic Omnium S.A.	24,320	451,570
Coface S.A.(c)	38,576	401,601
Dassault Aviation S.A.	5,478	779,198
Derichebourg S.A.	33,374	210,985
Elior Group S.A.(a)(b)(c)	84,713	273,299
Eramet S.A.	2,572	269,859
Fnac Darty S.A.	6,149	245,276
Gaztransport Et Technigaz S.A., (Acquired 03/15/2018 - 06/17/2022; Cost $354,112)(d)	3,943	540,755
ICADE	11,187	557,338
Imerys S.A.(a)	14,553	489,389
Ipsen S.A.	5,254	529,296
Ipsos(a)	8,948	456,192
JCDecaux S.A.(c)	12,991	208,364
Korian S.A.	21,798	320,726
La Francaise des Jeux SAEM(b)	13,199	469,024
Lagardere S.A.	11,498	214,665
Maisons du Monde S.A.(a)(b)	16,241	172,557
Mercialys S.A.	41,672	367,546
Metropole Television S.A.	11,400	149,485
Nexans S.A.	9,890	943,895
Nexity S.A.	12,033	293,976

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
France-(continued)
Remy Cointreau S.A.(a)	2,284	$448,543
Sartorius Stedim Biotech	655	260,203
SMCP S.A.(b)(c)	38,081	205,795
Societe BIC S.A.	8,876	499,583
SOITEC(a)(c)	1,433	227,283
Somfy S.A.	921	115,885
Sopra Steria Group SACA	3,496	578,194
Television Francaise 1(a)	29,578	202,519
Trigano S.A.	1,749	169,777
Vallourec S.A.(c)	56,563	519,417
Verallia S.A.(b)	19,254	490,024
Virbac S.A.	492	180,601
Wendel SE(a)	7,524	687,781
		15,131,330
Germany-4.28%
1&1 AG	12,476	215,369
ADLER Group S.A.(a)(b)(c)	70,217	247,152
ADVA Optical Networking SE(c)	4,648	87,393
Amadeus Fire AG	913	101,473
Auto1 Group SE(b)(c)	15,951	136,459
Bechtle AG	15,737	722,241
Bilfinger SE	13,262	398,376
CANCOM SE	7,499	254,471
Carl Zeiss Meditec AG, BR	2,262	327,746
CECONOMY AG(a)	114,560	229,184
CompuGroup Medical SE & Co. KGaA	3,626	156,172
Corestate Capital Holding S.A.(a)(c)	12,663	17,405
CTS Eventim AG & Co. KGaA(c)	5,506	300,921
Deutsche EuroShop AG(a)	7,722	168,183
Deutsche Pfandbriefbank AG(b)	55,745	512,416
Deutsche Wohnen SE	13,277	326,670
Deutz AG	58,380	242,038
DIC Asset AG	10,651	120,549
Draegerwerk AG & Co. KGaA	1,193	54,132
Draegerwerk AG & Co. KGaA, Preference Shares	3,538	184,705
Duerr AG	20,539	507,230
DWS Group GmbH & Co. KGaA(b)	15,397	446,496
ElringKlinger AG	19,877	157,479
Encavis AG	16,840	366,084
Evotec SE(c)	10,450	269,580
Fielmann AG	5,066	203,833
Fraport AG Frankfurt Airport Services Worldwide(c)	10,981	498,145
Fuchs Petrolub SE	7,640	194,364
Fuchs Petrolub SE, Preference Shares	16,008	477,272
Gerresheimer AG	9,528	568,827
Grand City Properties S.A.	40,813	553,896
GRENKE AG(a)	6,279	163,901
Heidelberger Druckmaschinen AG(c)	184,589	280,630
Hella GmbH & Co. KGaA	7,084	495,151
HelloFresh SE(c)	9,027	247,138
Hornbach Holding AG & Co. KGaA	3,782	295,780
Instone Real Estate Group SE(b)	13,129	142,973
Jenoptik AG	10,351	248,873
Jungheinrich AG, Preference Shares	12,118	326,943
Kloeckner & Co. SE	52,146	507,248
Krones AG	4,329	374,313
Leoni AG(a)(c)	20,492	157,337
METRO AG(c)	56,545	455,772
MorphoSys AG(c)	6,523	143,665
Nemetschek SE	1,957	129,705
Nordex SE(a)(c)	46,455	446,868
	Shares	Value
Germany-(continued)
Norma Group SE	7,722	$143,460
Rational AG	282	195,097
Sartorius AG	61	24,724
Sartorius AG, Preference Shares	702	311,729
Schaeffler AG, Preference Shares(a)	79,644	465,328
Scout24 SE(b)	16,253	922,419
Siltronic AG	5,384	434,243
Sirius Real Estate Ltd.	179,172	208,223
Sixt SE(a)	2,919	353,889
Sixt SE, Preference Shares	3,762	263,528
Software AG	13,932	373,328
Softwareone Holding AG(a)	32,759	442,680
Stabilus SE	3,317	185,682
Stroeer SE & Co. KGaA	5,665	246,533
Suedzucker AG	36,815	516,904
Synlab AG	14,005	264,184
Talanx AG	14,229	516,216
TeamViewer AG(b)(c)	11,921	122,829
Traton SE	19,644	303,855
Vantage Towers AG	11,540	341,001
Vitesco Technologies Group AG(c)	18,324	989,322
Wacker Chemie AG	4,116	615,053
Wacker Neuson SE	8,282	158,170
		21,860,955
Ghana-0.05%
Tullow Oil PLC(a)(c)	441,759	276,314
Hong Kong-1.68%
ASMPT Ltd.	86,058	685,184
Bank of East Asia Ltd. (The)	117,997	150,016
Cathay Pacific Airways Ltd.(a)(c)	336,307	347,879
CK Infrastructure Holdings Ltd.	113,763	713,020
Cowell e Holdings, Inc.(c)	283,550	497,754
DFI Retail Group Holdings Ltd.	54,573	152,804
Hang Lung Properties Ltd.	363,862	661,913
Huabao International Holdings Ltd.	451,692	243,399
Hysan Development Co. Ltd.	92,937	284,734
Kerry Properties Ltd.	81,184	195,258
Man Wah Holdings Ltd.	307,898	241,222
Melco International Development Ltd.(a)(c)	172,406	117,062
Orient Overseas International Ltd.	27,500	956,382
Pacific Basin Shipping Ltd.	869,375	414,204
PCCW Ltd.	420,311	224,883
Singamas Container Holdings Ltd.	1,074,000	129,976
Sino Land Co. Ltd.	339,667	504,531
Swire Pacific Ltd., Class A	73,000	415,222
Swire Pacific Ltd., Class B	115,000	108,116
Swire Properties Ltd.	193,250	459,867
Truly International Holdings Ltd.	1,050,000	235,417
United Energy Group Ltd.(a)	2,078,000	238,245
Vinda International Holdings Ltd.(a)	58,000	154,053
Vitasoy International Holdings Ltd.(a)	174,545	262,821
VTech Holdings Ltd.	25,768	175,783
		8,569,745
Iraq-0.04%
Gulf Keystone Petroleum Ltd.	79,300	228,223
Ireland-0.37%
AIB Group PLC	321,666	726,163
C&C Group PLC(a)(c)	97,539	234,661
Dalata Hotel Group PLC(a)	34,944	128,092
Glanbia PLC	45,649	535,279

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Ireland-(continued)
Glenveagh Properties PLC(b)(c)	123,675	$136,698
Greencore Group PLC(a)(c)	98,516	120,604
		1,881,497
Israel-2.22%
Airport City Ltd.(c)	14,179	269,433
Alony Hetz Properties & Investments Ltd.	20,746	297,597
Amot Investments Ltd.	26,288	176,790
Ashtrom Group Ltd.	6,470	148,220
Azrieli Group Ltd.	5,484	431,855
Big Shopping Centers Ltd.	987	129,367
Clal Insurance Enterprises Holdings Ltd.(c)	14,080	270,979
Delek Group Ltd.(c)	4,236	621,684
El Al Israel Airlines(a)(c)	153,476	167,043
Elbit Systems Ltd.	4,420	1,004,793
Elco Ltd.	1,810	123,424
Electra Ltd.(a)	256	151,290
FIBI Holdings Ltd.	3,403	155,399
First International Bank of Israel Ltd. (The)	13,846	574,209
Formula Systems 1985 Ltd.	1,927	197,244
G City Ltd.	39,191	238,507
Harel Insurance Investments & Financial Services Ltd.	32,217	324,664
Isracard Ltd.	41,319	127,243
Israel Corp. Ltd. (The)(c)	798	345,919
Matrix IT Ltd.	5,470	136,878
Melisron Ltd.(c)	3,155	235,126
Migdal Insurance & Financial Holdings Ltd.	98,915	152,306
Mivne Real Estate KD Ltd.(a)	88,257	294,570
Nice Ltd.(c)	3,686	762,151
Norstar Holdings, Inc.(a)	14,799	135,941
Nova Ltd.(c)	1,367	140,044
Oil Refineries Ltd.	1,014,253	373,920
Partner Communications Co. Ltd.(c)	31,683	249,312
Paz Oil Co. Ltd.(c)	2,285	279,795
Phoenix Holdings Ltd. (The)	36,053	378,231
Plus500 Ltd.	35,591	721,556
Reit 1 Ltd.	27,603	157,866
Shikun & Binui Ltd.(c)	44,666	206,327
Shufersal Ltd.(a)	47,534	306,707
Strauss Group Ltd.	7,371	193,592
Tower Semiconductor Ltd.(c)	18,035	849,490
		11,329,472
Italy-2.68%
ACEA S.p.A.	15,057	216,322
Amplifon S.p.A.(a)	9,477	311,253
Anima Holding S.p.A.(b)	93,931	327,365
Autogrill S.p.A.(a)(c)	76,067	492,983
Banca Generali S.p.A.(a)	16,978	489,919
Banca IFIS S.p.A.	17,355	231,818
Banca Mediolanum S.p.A.	92,653	609,355
Banca Monte dei Paschi di Siena S.p.A.(a)(c)	265,094	111,851
Banca Popolare di Sondrio S.p.A.(a)	93,351	308,020
BFF Bank S.p.A.(b)	53,940	377,025
Brembo S.p.A.(a)	41,169	431,954
Buzzi Unicem S.p.A.(a)	38,801	704,032
Danieli & C. Officine Meccaniche S.p.A.	3,623	74,069
Danieli & C. Officine Meccaniche S.p.A., RSP	11,849	167,213
Davide Campari-Milano N.V.(a)	44,470	490,621
De’ Longhi S.p.A.(a)	16,154	304,722
DiaSorin S.p.A.(a)	2,144	296,439
Enav S.p.A.(b)(c)	65,550	284,864
	Shares	Value
Italy-(continued)
ERG S.p.A.	22,261	$722,718
Esprinet S.p.A.	31,210	224,036
Infrastrutture Wireless Italiane S.p.A.(b)	59,128	617,369
Interpump Group S.p.A.	9,663	409,486
Iren S.p.A.	236,942	444,057
Maire Tecnimont S.p.A.(a)	86,050	237,076
MFE-MediaForEurope N.V., Class A(c)	416,665	186,085
MFE-MediaForEurope N.V., Class B(c)	240,984	154,066
Nexi S.p.A.(b)(c)	28,647	258,625
OVS S.p.A.(a)(b)	149,371	237,902
Piaggio & C S.p.A.	77,454	202,337
PRADA S.p.A.	71,913	414,994
Recordati Industria Chimica e Farmaceutica S.p.A.(a)	14,223	626,943
Reply S.p.A.(a)	1,740	227,097
Salvatore Ferragamo S.p.A.(a)	12,864	226,527
Saras S.p.A.(c)	814,172	1,026,506
Sesa S.p.A.(a)	1,110	156,077
Technogym S.p.A.(a)(b)	25,792	180,278
Unieuro S.p.A.(a)(b)	20,697	246,913
UnipolSai Assicurazioni S.p.A.(a)	162,872	366,688
Webuild S.p.A.(a)	196,839	301,663
Webuild S.p.A., Wts., expiring 08/02/2030	6,553	0
		13,697,268
Japan-29.30%
77 Bank Ltd. (The)	18,459	244,739
ABC-Mart, Inc.	9,471	398,257
Acom Co. Ltd.	160,141	397,806
Activia Properties, Inc.	203	634,138
Adastria Co. Ltd.	17,543	261,471
ADEKA Corp.	19,338	346,246
Advance Residence Investment Corp.(a)	269	738,668
Aeon Delight Co. Ltd.	6,130	131,819
AEON Financial Service Co. Ltd.	58,896	638,976
Aeon Mall Co. Ltd.	58,009	735,692
AEON REIT Investment Corp.(a)	399	466,022
Aica Kogyo Co. Ltd.	10,121	232,484
Aichi Bank Ltd. (The)	4,421	180,611
Aiful Corp.	99,142	288,561
Ain Holdings, Inc.	8,860	507,801
Air Water, Inc.	53,132	709,619
Alconix Corp.	21,145	207,099
Alfresa Holdings Corp.	51,100	677,510
Alpen Co. Ltd.(a)	10,129	157,259
Amano Corp.	9,508	181,410
Anritsu Corp.	33,385	405,166
Aoyama Trading Co. Ltd.	47,247	309,677
Arcland Sakamoto Co. Ltd.	13,355	154,185
Ariake Japan Co. Ltd.	3,951	156,385
As One Corp.	3,108	146,273
Asahi Holdings, Inc.	25,893	392,706
Asahi Intecc Co. Ltd.	11,781	215,875
Asanuma Corp.	10,308	206,006
Asics Corp.	44,394	837,059
ASKUL Corp.(a)	17,898	234,756
Autobacs Seven Co. Ltd.	21,071	221,037
Avex, Inc.(a)	17,724	201,575
Azbil Corp.	24,670	735,578
Bank of Kyoto Ltd. (The)	17,790	750,734
Bell System24 Holdings, Inc.	14,689	169,036
Benesse Holdings, Inc.	18,387	329,356
Bic Camera, Inc.(a)	51,565	446,009

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
BIPROGY, Inc.	19,923	$421,864
BML, Inc.	6,724	197,469
Calbee, Inc.	24,135	515,386
Canon Marketing Japan, Inc.	11,196	260,947
Capcom Co. Ltd.(a)	15,615	431,121
Chiyoda Corp.(a)(c)	92,955	283,768
Chugoku Bank Ltd. (The)	24,709	178,408
Chugoku Electric Power Co., Inc. (The)	108,670	707,392
Citizen Watch Co. Ltd.	155,751	677,077
CKD Corp.	19,545	274,347
CMK Corp.	29,978	100,487
Coca-Cola Bottlers Japan Holdings, Inc.	43,332	489,896
Colowide Co. Ltd.	20,453	297,957
Comforia Residential REIT, Inc.(a)	130	327,310
Cosmo Energy Holdings Co. Ltd.	31,794	951,560
Cosmos Pharmaceutical Corp.	4,101	439,097
CyberAgent, Inc.	56,497	558,418
Daicel Corp.	69,383	437,635
Daido Steel Co. Ltd.	9,886	292,179
Daihen Corp.	4,840	151,193
Daiichikosho Co. Ltd.	6,517	183,344
Daiki Aluminium Industry Co. Ltd.	14,565	134,371
Daio Paper Corp.	15,221	162,175
Daiseki Co. Ltd.	7,349	216,373
Daiwa Office Investment Corp.	68	343,434
Daiwa Securities Living Investments Corp.	414	389,684
Daiwabo Holdings Co. Ltd.	19,963	284,247
DCM Holdings Co. Ltd.	25,428	198,059
DeNA Co. Ltd.	32,500	477,104
Denka Co. Ltd.	30,377	780,733
Descente Ltd.	6,904	145,622
Dexerials Corp.(a)	8,834	235,639
DIC Corp.	20,703	379,671
Digital Garage, Inc.	4,536	130,497
DMG Mori Co. Ltd.(a)	57,973	768,202
Doutor Nichires Holdings Co. Ltd.	13,151	163,440
DTS Corp.	7,311	184,348
Duskin Co. Ltd.	6,963	156,296
DyDo Group Holdings, Inc.(a)	3,578	135,999
Earth Corp.	3,504	139,741
EDION Corp.(a)	35,013	328,517
Elecom Co. Ltd.	13,801	175,339
en Japan, Inc.	6,022	93,766
Exedy Corp.	10,895	140,865
EXEO Group, Inc.	25,582	425,697
Ezaki Glico Co. Ltd.	13,096	380,681
Fancl Corp.	7,978	150,964
FCC Co. Ltd.	13,949	147,474
Financial Products Group Co. Ltd.	21,196	163,986
Food & Life Cos. Ltd.	11,724	226,234
FP Corp.(a)	10,225	229,058
Frontier Real Estate Investment Corp.	111	450,976
Fuji Corp.	30,204	463,964
Fuji Media Holdings, Inc.	37,232	321,758
Fuji Oil Holdings, Inc.	16,863	286,160
Fuji Seal International, Inc.(a)	12,352	141,773
Fuji Soft, Inc.	4,084	246,598
Fujikura Ltd.	136,486	816,976
Fujimi, Inc.	2,692	118,637
Fujitec Co. Ltd.	11,848	252,740
Fujitsu General Ltd.	16,653	351,750
Fukuoka REIT Corp.	134	173,253
	Shares	Value
Japan-(continued)
Fukuyama Transporting Co. Ltd.	4,355	$100,688
Furukawa Electric Co. Ltd.	44,186	766,354
Fuyo General Lease Co. Ltd.	2,421	147,814
Gakken Holdings Co. Ltd.	17,681	125,679
Global One Real Estate Investment Corp.	244	200,640
GLOBERIDE, Inc.	7,834	133,116
Glory Ltd.	9,863	162,723
GMO internet, Inc.	13,691	266,240
GOLDWIN, Inc.	4,633	287,028
GS Yuasa Corp.(a)	36,458	659,054
GungHo Online Entertainment, Inc.	8,294	160,791
Gunma Bank Ltd. (The)	161,320	459,880
H.I.S. Co. Ltd.(a)(c)	25,203	378,092
H.U. Group Holdings, Inc.	29,308	698,436
H2O Retailing Corp.	37,254	277,628
Hachijuni Bank Ltd. (The)	96,109	355,240
Hakuhodo DY Holdings, Inc.	51,495	524,775
Hamamatsu Photonics K.K.	14,062	632,343
Hanwa Co. Ltd.	7,300	158,180
Haseko Corp.	57,184	691,428
Hazama Ando Corp.(a)	50,268	336,624
Heiwa Corp.	12,032	186,804
Heiwa Real Estate Co. Ltd.	7,410	221,773
Heiwa Real Estate REIT, Inc.	180	200,673
Hikari Tsushin, Inc.	6,656	728,599
Hirata Corp.(a)	3,729	132,391
Hirogin Holdings, Inc.(a)	51,413	235,811
Hisamitsu Pharmaceutical Co., Inc.(a)	24,412	631,990
Hitachi Transport System Ltd.	11,572	748,955
Hitachi Zosen Corp.	118,356	735,020
Hokkaido Electric Power Co., Inc.	57,776	220,902
Hokkoku Financial Holdings, Inc.	10,353	358,269
Hokuetsu Corp.	32,714	171,586
Hokuhoku Financial Group, Inc.	35,952	230,534
Hokuriku Electric Power Co.(a)	43,328	175,711
Horiba Ltd.	10,237	500,169
Hoshino Resorts REIT, Inc.	48	234,164
Hoshizaki Corp.	18,998	564,325
Hosiden Corp.	28,657	317,125
House Foods Group, Inc.	15,607	333,743
Hulic Reit, Inc.	307	382,917
Ichigo Office REIT Investment Corp.	301	192,784
Idec Corp.	8,100	178,909
IDOM, Inc.	43,114	260,007
Iino Kaiun Kaisha Ltd.	24,899	131,528
Inabata & Co. Ltd.	9,381	169,090
Industrial & Infrastructure Fund Investment Corp.(a)	335	463,962
INFRONEER Holdings, Inc.	47,995	350,491
Internet Initiative Japan, Inc.	11,388	457,565
Invincible Investment Corp.	1,547	484,414
IRISO Electronics Co. Ltd.	5,213	116,352
Ishihara Sangyo Kaisha Ltd.	23,513	183,671
Ito En Ltd.	10,933	512,088
Itochu Techno-Solutions Corp.	26,187	695,577
Itoham Yonekyu Holdings, Inc.	29,601	147,507
Iwatani Corp.	15,074	627,096
Iyo Bank Ltd. (The)	43,572	209,628
Izumi Co. Ltd.(a)	11,707	272,419
J Trust Co. Ltd.(a)	52,414	190,204
Jaccs Co. Ltd.	6,904	196,040
JAFCO Group Co. Ltd.	37,374	503,354

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Japan Airport Terminal Co. Ltd.(c)	8,355	$325,698
Japan Aviation Electronics Industry Ltd.	23,231	393,180
Japan Display, Inc.(a)(c)	983,210	470,823
Japan Excellent, Inc.	340	322,065
Japan Hotel REIT Investment Corp.	1,267	654,119
Japan Lifeline Co. Ltd.(a)	20,036	148,265
Japan Logistics Fund, Inc.(a)	161	385,484
Japan Petroleum Exploration Co. Ltd.	24,266	632,750
Japan Prime Realty Investment Corp.	224	681,302
Japan Securities Finance Co. Ltd.	22,955	141,354
Japan Steel Works Ltd. (The)	17,754	407,153
Jeol Ltd.	3,969	177,885
Joyful Honda Co. Ltd.(a)	13,808	162,204
Juki Corp.	26,753	150,129
JVCKenwood Corp.	170,612	218,291
Kadokawa Corp.	14,856	357,922
Kagome Co. Ltd.	16,364	385,071
Kakaku.com, Inc.	15,024	291,262
Kaken Pharmaceutical Co. Ltd.	6,627	192,389
Kamigumi Co. Ltd.	24,706	499,111
Kanamoto Co. Ltd.	12,272	187,592
Kaneka Corp.	12,739	342,185
Kanematsu Corp.	19,225	198,939
Kanto Denka Kogyo Co. Ltd.	14,683	99,644
Keihan Holdings Co. Ltd.	30,889	765,003
Keikyu Corp.(a)	71,016	783,753
Kenedix Office Investment Corp.	114	609,877
Kenedix Residential Next Investment Corp.(a)	212	354,840
Kenedix Retail REIT Corp.	161	343,804
Kewpie Corp.	30,954	535,007
KH Neochem Co. Ltd.	12,117	228,831
Kinden Corp.	20,019	234,866
Kobayashi Pharmaceutical Co. Ltd.(a)	6,668	441,540
Koei Tecmo Holdings Co. Ltd.(a)	8,651	299,694
Kohnan Shoji Co. Ltd.	7,055	196,632
Kokuyo Co. Ltd.	15,065	199,401
Komeri Co. Ltd.	7,507	150,196
Konami Holdings Corp.	15,637	917,277
Kose Corp.	5,220	460,875
K’s Holdings Corp.	72,534	728,325
Kumagai Gumi Co. Ltd.	14,259	301,717
Kureha Corp.	7,538	567,395
Kusuri no Aoki Holdings Co. Ltd.	4,637	191,864
KYB Corp.	10,366	238,887
Kyoritsu Maintenance Co. Ltd.(a)	6,302	240,480
Kyudenko Corp.	8,018	173,438
Kyushu Financial Group, Inc.	64,560	189,357
LaSalle Logiport REIT	251	329,784
Lasertec Corp.	1,072	155,085
Leopalace21 Corp.(c)	89,347	185,847
Life Corp.	8,025	154,556
Lintec Corp.	12,350	215,397
M3, Inc.	14,533	501,832
Mabuchi Motor Co. Ltd.	17,324	492,564
Macnica Holdings, Inc.	14,149	285,733
Makino Milling Machine Co. Ltd.	9,842	331,380
Mandom Corp.	15,303	185,376
Maruha Nichiro Corp., Class C	8,883	164,699
Maruichi Steel Tube Ltd.	10,998	241,849
Matsuda Sangyo Co. Ltd.	7,966	120,518
Matsui Securities Co. Ltd.	29,029	174,413
Maxell Ltd.	21,978	227,920
	Shares	Value
Japan-(continued)
MCJ Co. Ltd.	18,551	$130,752
Medipal Holdings Corp.	39,806	597,164
Megachips Corp.	4,860	120,545
Megmilk Snow Brand Co. Ltd.	9,744	134,951
Meidensha Corp.	8,806	135,137
Meiko Electronics Co. Ltd.	6,346	150,756
Meitec Corp.(a)	16,991	317,954
Menicon Co. Ltd.	7,156	178,833
Mirai Corp.	459	173,778
Mirait Holdings Corp.	18,447	228,983
Mitsubishi Estate Logistics REIT Investment Corp.	55	196,502
Mitsubishi Logistics Corp.	18,571	493,976
Mitsui E&S Holdings Co. Ltd.(a)(c)	124,494	332,543
Mitsui Fudosan Logistics Park, Inc.(a)	74	289,577
Mitsui Matsushima Holdings Co. Ltd.(a)	11,014	264,946
Miura Co. Ltd.	16,728	399,269
Mixi, Inc.	25,807	450,681
Monex Group, Inc.(a)	54,175	188,488
MonotaRO Co. Ltd.	9,820	173,770
Mori Hills REIT Investment Corp.(a)	330	377,778
Mori Trust Sogo Reit, Inc.	205	225,784
Morinaga & Co. Ltd.(a)	11,244	351,664
Morinaga Milk Industry Co. Ltd.(a)	12,434	455,867
Musashi Seimitsu Industry Co. Ltd.	18,609	197,856
Nachi-Fujikoshi Corp.	5,117	141,086
Nagase & Co. Ltd.	12,945	193,037
Namura Shipbuilding Co. Ltd.(a)(c)	64,597	202,032
Nankai Electric Railway Co. Ltd.	18,055	354,075
NEC Networks & System Integration Corp.	21,816	298,552
NET One Systems Co. Ltd.	20,865	480,840
Nexon Co. Ltd.	42,461	957,874
NHK Spring Co. Ltd.	68,318	460,565
Nichias Corp.	12,605	223,146
Nichicon Corp.	25,180	239,648
Nichi-iko Pharmaceutical Co. Ltd.(a)(c)	30,280	81,562
Nifco, Inc.	21,758	522,583
Nihon Kohden Corp.	20,175	448,333
Nihon M&A Center Holdings, Inc.	16,105	212,685
Nikkiso Co. Ltd.	27,249	167,796
Nippon Accommodations Fund, Inc.	97	505,140
Nippon Carbon Co. Ltd.	4,789	146,375
Nippon Chemi-Con Corp.(c)	16,243	210,375
Nippon Denko Co. Ltd.	53,126	142,703
Nippon Gas Co. Ltd.	28,135	419,130
Nippon Kayaku Co. Ltd.	22,689	189,287
Nippon Light Metal Holdings Co. Ltd.(a)	26,152	310,537
Nippon Paint Holdings Co. Ltd.(a)	99,115	749,017
Nippon Paper Industries Co. Ltd.(a)	55,408	400,065
NIPPON REIT Investment Corp.	116	325,477
Nippon Sanso Holdings Corp.	46,696	780,887
Nippon Sheet Glass Co. Ltd.(a)(c)	80,013	231,089
Nippon Shinyaku Co. Ltd.	7,507	461,710
Nippon Shokubai Co. Ltd.	5,679	220,531
Nippon Steel Trading Corp.	4,377	168,989
Nippon Suisan Kaisha Ltd.	131,847	589,933
Nippon Television Holdings, Inc.	19,453	179,902
Nippon Yakin Kogyo Co. Ltd.	9,586	159,946
Nipro Corp.	39,194	341,646
Nishimatsu Construction Co. Ltd.	14,589	434,450
Nishimatsuya Chain Co. Ltd.(a)	18,793	230,606
Nishi-Nippon Financial Holdings, Inc.	38,826	214,974
Nishi-Nippon Railroad Co. Ltd.	9,005	197,281

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Nissha Co. Ltd.	20,439	$238,264
Nisshin Seifun Group, Inc.	58,496	716,045
Nisshinbo Holdings, Inc.	89,694	709,364
Nissin Electric Co. Ltd.	17,278	196,761
Nitto Boseki Co. Ltd.	5,822	105,027
NOF Corp.	16,842	660,322
Nojima Corp.	8,171	177,971
NOK Corp.	24,181	214,942
Nomura Co. Ltd.	22,460	148,053
Noritz Corp.(a)	11,116	123,594
NS Solutions Corp.	6,656	194,476
NS United Kaiun Kaisha Ltd.	5,608	167,002
NSD Co. Ltd.	8,892	165,731
NTN Corp.(c)	441,535	809,398
NTT UD REIT Investment Corp.	336	383,389
Obic Co. Ltd.	4,888	773,888
Okamura Corp.	18,020	178,245
Oki Electric Industry Co. Ltd.	29,367	168,314
OKUMA Corp.	11,166	435,278
Okumura Corp.	7,287	161,061
One REIT, Inc.	58	120,123
Onward Holdings Co. Ltd.(a)	97,008	182,911
Open House Group Co. Ltd.	17,555	760,520
Organo Corp.	2,268	157,479
Orient Corp.(a)	390,406	394,350
OSG Corp.(a)	18,859	256,110
Outsourcing, Inc.	40,968	364,773
Paltac Corp.	6,639	206,646
Park24 Co. Ltd.(c)	42,594	594,053
Pasona Group, Inc.	10,587	161,122
Penta-Ocean Construction Co. Ltd.	92,874	506,585
Pigeon Corp.(a)	25,486	368,989
Pilot Corp.	4,221	160,123
Pola Orbis Holdings, Inc.	26,166	317,947
Press Kogyo Co. Ltd.	70,205	214,318
Pressance Corp.	10,029	117,436
Prima Meat Packers Ltd.	7,367	124,795
Raito Kogyo Co. Ltd.	11,979	175,764
Relo Group, Inc.	27,957	459,779
Rengo Co. Ltd.	64,473	374,344
Resorttrust, Inc.	23,242	378,932
Rinnai Corp.	11,055	833,778
Rohto Pharmaceutical Co. Ltd.	15,464	460,507
Round One Corp.	19,212	214,185
Royal Holdings Co. Ltd.	10,491	168,924
Saizeriya Co. Ltd.(a)	7,301	147,386
Sakai Chemical Industry Co. Ltd.	9,820	142,542
Sakata Seed Corp.	6,169	222,943
SAMTY Co. Ltd.(a)	11,430	176,004
San-In Godo Bank Ltd. (The)	27,167	137,004
Sanken Electric Co. Ltd.	8,013	305,171
Sankyo Co. Ltd.	18,337	572,817
Sankyu, Inc.	14,295	470,617
Sanoh Industrial Co. Ltd.	27,148	140,971
Sanrio Co. Ltd.(a)	7,596	173,631
Sanwa Holdings Corp.	31,921	341,542
Sanyo Chemical Industries Ltd.	4,520	162,165
Sanyo Denki Co. Ltd.	3,973	163,498
Sanyo Special Steel Co. Ltd.	13,917	210,239
Sapporo Holdings Ltd.	20,901	464,936
Sawai Group Holdings Co. Ltd.	7,580	244,443
SBS Holdings, Inc.	6,897	143,720
	Shares	Value
Japan-(continued)
SCREEN Holdings Co. Ltd.	7,948	$567,927
SCSK Corp.	34,312	598,695
Seiko Holdings Corp.	7,942	173,518
Seino Holdings Co. Ltd.	30,414	250,321
Seiren Co. Ltd.	13,160	199,394
Sekisui House REIT, Inc.	870	542,896
Senko Group Holdings Co. Ltd.	30,579	210,038
Senshu Ikeda Holdings, Inc.	145,499	225,352
Seven Bank Ltd.	316,495	625,175
Shibaura Machine Co. Ltd.	9,822	209,080
Shiga Bank Ltd. (The)	9,586	193,585
Shikoku Electric Power Co., Inc.	44,719	262,994
Shindengen Electric Manufacturing Co. Ltd.	7,128	185,600
Shinko Electric Industries Co. Ltd.	7,629	193,793
Shinsei Bank Ltd.(a)	37,854	568,731
Ship Healthcare Holdings, Inc.	20,678	392,364
SHO-BOND Holdings Co. Ltd.	6,331	278,536
Shochiku Co. Ltd.(a)(c)	1,970	188,230
Siix Corp.(a)	17,598	127,195
SKY Perfect JSAT Holdings, Inc.	55,478	231,210
Sodick Co. Ltd.	29,021	180,011
Sohgo Security Services Co. Ltd.	24,427	679,899
Sotetsu Holdings, Inc.(a)	13,251	232,698
Square Enix Holdings Co. Ltd.	15,566	717,445
Star Micronics Co. Ltd.	14,526	186,833
Starts Corp., Inc.	6,972	150,186
Sugi Holdings Co. Ltd.	12,282	551,380
Sumitomo Bakelite Co. Ltd.	12,016	384,800
Sumitomo Mitsui Construction Co. Ltd.	49,248	166,555
Sumitomo Osaka Cement Co. Ltd.	17,691	463,950
Sumitomo Pharma Co. Ltd.	84,722	658,632
Sumitomo Warehouse Co. Ltd. (The)(a)	13,167	206,199
Sundrug Co. Ltd.	23,678	552,752
Suruga Bank Ltd.(a)	179,999	501,007
Suzuken Co. Ltd.	16,750	459,951
SWCC Showa Holdings Co. Ltd.(a)	14,222	187,924
Tadano Ltd.	24,591	177,004
Taiheiyo Cement Corp.	46,218	688,515
Taisho Pharmaceutical Holdings Co. Ltd.	12,871	509,447
Taiyo Holdings Co. Ltd.	9,018	192,708
Takara Holdings, Inc.	40,177	322,859
Takasago Thermal Engineering Co. Ltd.	11,733	148,276
Takeuchi Manufacturing Co. Ltd.	12,668	242,175
Takuma Co. Ltd.	15,009	157,558
Tama Home Co. Ltd.	7,966	147,340
Tamura Corp.(a)	38,934	179,449
TBS Holdings, Inc.	22,172	281,857
TechnoPro Holdings, Inc.	14,658	337,249
Toagosei Co. Ltd.	17,843	137,377
Tocalo Co. Ltd.	16,183	154,020
Toda Corp.	27,264	145,245
Toei Co. Ltd.	1,209	172,417
Toho Co. Ltd.	20,811	820,606
Toho Holdings Co. Ltd.	11,138	169,508
Toho Zinc Co. Ltd.	11,186	180,282
Tokai Carbon Co. Ltd.	86,366	689,506
Tokai Rika Co. Ltd.	14,146	154,108
Tokai Tokyo Financial Holdings, Inc.	66,715	187,691
Token Corp.(a)	2,268	150,352
Tokuyama Corp.	40,665	544,938
Tokyo Century Corp.	11,116	388,831
Tokyo Ohka Kogyo Co. Ltd.	8,279	424,945

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Tokyo Seimitsu Co. Ltd.	11,811	$406,072
Tokyo Steel Manufacturing Co. Ltd.	26,512	269,980
Tokyo Tatemono Co. Ltd.	46,240	676,042
Tokyu Construction Co. Ltd.	25,133	118,472
Tokyu REIT, Inc.(a)	200	291,208
Tomy Co. Ltd.	21,343	234,749
Topcon Corp.	32,386	452,168
Towa Pharmaceutical Co. Ltd.	6,778	128,105
Toyo Ink SC Holdings Co. Ltd.	10,353	149,892
Toyo Seikan Group Holdings Ltd.	48,902	558,357
Toyo Tire Corp.	49,941	663,638
Toyobo Co. Ltd.	26,503	204,449
Toyoda Gosei Co. Ltd.	41,334	646,685
Toyota Boshoku Corp.	45,236	662,378
Transcosmos, Inc.	8,229	231,508
Trusco Nakayama Corp.	7,384	104,310
TS Tech Co. Ltd.	29,454	332,776
Tsubaki Nakashima Co. Ltd.	25,555	180,310
Tsugami Corp.	16,285	148,167
Tsumura & Co.	9,254	215,684
TV Asahi Holdings Corp.	15,801	176,158
UACJ Corp.	18,443	309,936
UBE Corp.	36,663	569,490
Ulvac, Inc.	15,108	565,208
United Arrows Ltd.	17,557	230,678
Ushio, Inc.	33,552	458,908
USS Co. Ltd.	40,144	782,455
V Technology Co. Ltd.(a)	6,138	136,630
Wacoal Holdings Corp.	11,410	183,721
Wacom Co. Ltd.	29,107	189,038
Welcia Holdings Co. Ltd.	27,953	621,387
Yamaguchi Financial Group, Inc.	69,224	388,980
Yamato Kogyo Co. Ltd.	11,331	384,059
Yamazaki Baking Co. Ltd.	56,388	678,428
Yaoko Co. Ltd.(a)	4,222	204,387
Yokohama Rubber Co. Ltd. (The)	45,958	666,073
Yokowo Co. Ltd.	6,789	99,613
Yoshinoya Holdings Co. Ltd.(a)	16,743	322,834
Zenkoku Hosho Co. Ltd.	10,632	359,173
Zensho Holdings Co. Ltd.	25,591	673,044
Zeon Corp.	66,462	667,852
ZOZO, Inc.	8,707	186,518
		149,580,290
Jersey-0.03%
Sanne Group PLC(c)	13,412	150,154
Luxembourg-0.22%
Global Fashion Group S.A.(a)(c)	51,432	75,832
RTL Group S.A.(a)	7,523	293,947
SES S.A., FDR	97,587	732,951
		1,102,730
Macau-0.20%
MGM China Holdings Ltd.(c)	220,689	118,358
SJM Holdings Ltd.(a)(c)	903,668	368,379
Wynn Macau Ltd.(a)(c)	790,642	519,715
		1,006,452
Mexico-0.10%
Fresnillo PLC(a)	58,158	521,876
Netherlands-1.95%
Adyen N.V.(a)(b)(c)	411	731,288
AMG Advanced Metallurgical Group N.V.(a)	5,855	162,744
	Shares	Value
Netherlands-(continued)
Arcadis N.V.	16,648	$610,426
Argenx SE(a)(c)	1,230	447,990
Basic-Fit N.V.(a)(b)(c)	5,551	223,460
BE Semiconductor Industries N.V.(a)	8,083	429,894
Boskalis Westminster	14,940	488,389
Corbion N.V.	12,200	421,707
Eurocommercial Properties N.V.	11,047	248,486
Euronext N.V.(b)	9,039	732,537
Flow Traders(b)	12,778	277,520
Fugro N.V.(c)	56,898	672,406
Heijmans N.V., CVA	10,406	123,930
IMCD N.V.(a)	5,848	929,023
Intertrust N.V.(a)(b)(c)	23,619	464,804
JDE Peet’s N.V.(a)	29,305	846,824
Koninklijke BAM Groep N.V.(c)	201,429	487,589
OCI N.V.(a)	22,717	786,166
TKH Group N.V., CVA	8,259	337,189
TomTom N.V.(a)(c)	20,513	183,957
Van Lanschot Kempen N.V., CVA	7,437	169,483
Wereldhave N.V.(a)	13,596	204,898
		9,980,710
New Zealand-1.04%
a2 Milk Co. Ltd. (The)(c)	101,625	317,983
Auckland International Airport Ltd.(c)	165,141	772,496
Chorus Ltd.	52,066	260,857
Contact Energy Ltd.	72,607	348,291
Fisher & Paykel Healthcare Corp. Ltd.	43,764	581,775
Fletcher Building Ltd.	149,975	485,256
Goodman Property Trust	93,106	127,273
Infratil Ltd.	34,291	180,188
Mainfreight Ltd.	5,308	256,285
Mercury NZ Ltd.	42,708	162,555
Meridian Energy Ltd.	109,287	340,586
Ryman Healthcare Ltd.	39,249	228,391
SKYCITY Entertainment Group Ltd.	84,040	145,972
Spark New Zealand Ltd.	295,733	945,741
Xero Ltd.(c)	2,525	163,843
		5,317,492
Nigeria-0.09%
Airtel Africa PLC(b)	236,031	456,115
Norway-1.69%
Aker ASA, Class A	6,531	504,645
Aker Solutions ASA, Class A	123,883	382,894
Atea ASA	12,946	157,749
Austevoll Seafood ASA	22,180	272,102
Borregaard ASA	9,839	176,069
BW Offshore Ltd.	59,210	165,488
Crayon Group Holding ASA(b)(c)	9,872	157,768
DNO ASA	286,963	409,332
Elkem ASA(b)(c)	106,974	437,302
Entra ASA(b)	15,515	216,336
Europris ASA(b)	39,706	234,108
Frontline Ltd.(c)	75,567	717,955
Grieg Seafood ASA	14,859	226,708
Kongsberg Gruppen ASA	11,618	426,624
Leroy Seafood Group ASA	62,930	491,463
Norske Skog ASA(b)(c)	36,076	263,083
Norwegian Air Shuttle ASA(c)	130,333	126,268
Salmar ASA	8,326	593,822
Schibsted ASA, Class A	9,051	169,364
Schibsted ASA, Class B	11,204	200,728

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Norway-(continued)
SpareBank 1 Nord Norge	18,817	$181,990
SpareBank 1 SMN	25,879	331,401
SpareBank 1 SR-Bank ASA, Class B	25,548	301,000
TGS ASA	55,713	824,674
TOMRA Systems ASA	17,177	399,153
Wallenius Wilhelmsen ASA	36,597	244,548
		8,612,574
Peru-0.04%
Hochschild Mining PLC	200,150	197,286
Poland-0.76%
Alior Bank S.A.(c)	32,409	174,386
Allegro.eu S.A.(a)(b)(c)	40,173	216,900
Bank Millennium S.A.(a)(c)	83,418	66,384
CCC S.A.(a)(c)	12,630	118,214
CD Projekt S.A.(a)	4,062	79,552
Cyfrowy Polsat S.A.	43,678	188,207
Dino Polska S.A.(b)(c)	3,614	281,756
Jastrzebska Spolka Weglowa S.A.(a)(c)	39,512	429,644
KRUK S.A.(a)	3,112	177,988
LPP S.A.(a)	103	219,579
mBank S.A.(c)	3,888	185,141
Orange Polska S.A.(a)	142,223	184,279
PGE Polska Grupa Energetyczna S.A.(c)	194,932	434,691
Polskie Gornictwo Naftowe i Gazownictwo S.A.(c)	357,542	533,439
Santander Bank Polska S.A.(a)	6,042	305,954
Tauron Polska Energia S.A.(c)	413,428	290,844
		3,886,958
Portugal-0.30%
CTT-Correios de Portugal S.A.(a)	43,416	147,637
Navigator Co. S.A. (The)	83,553	343,165
NOS, SGPS S.A.	96,938	365,126
REN - Redes Energeticas Nacionais SGPS S.A.	75,504	212,871
Sonae SGPS S.A.	405,948	459,457
		1,528,256
Singapore-2.15%
AIMS APAC REIT	151,424	152,201
Ascott Residence Trust	409,694	346,621
BOC Aviation Ltd.(a)(b)	43,382	368,614
BW LPG Ltd.(b)	50,421	414,634
City Developments Ltd.	148,943	834,701
ESR-REIT	512,954	155,789
Ezion Holdings Ltd., Wts., expiring 04/16/2023(e)	177,436	0
Frasers Centrepoint Trust	179,009	301,606
Frasers Logistics & Commercial Trust(b)	485,210	505,244
IGG, Inc.	239,311	96,030
Jardine Cycle & Carriage Ltd.	18,668	377,977
Keppel Corp. Ltd.	194,854	969,409
Keppel DC REIT	192,281	287,817
Keppel REIT	470,736	377,841
Mapletree Industrial Trust	317,835	622,845
Mapletree Logistics Trust	572,841	729,048
Mapletree Pan Asia Commercial Trust	561,764	771,821
NetLink NBN Trust(b)	591,770	410,803
Olam Group Ltd.	157,150	184,094
Raffles Medical Group Ltd.	158,992	132,215
SATS Ltd.(c)	103,869	298,185
Sembcorp Industries Ltd.	221,164	465,390
Sembcorp Marine Ltd.(c)	2,699,603	212,782
Singapore Exchange Ltd.	126,097	902,712
	Shares	Value
Singapore-(continued)
Suntec REIT	493,174	$574,163
UOL Group Ltd.	85,507	461,264
		10,953,806
South Africa-0.04%
Scatec ASA(a)(b)	16,250	192,630
South Korea-8.38%
Amorepacific Group(a)	10,082	286,372
Asiana Airlines, Inc.(a)(c)	43,533	502,652
BGF retail Co. Ltd.	2,757	384,125
BNK Financial Group, Inc.	119,467	624,418
Celltrion Healthcare Co. Ltd.	5,840	325,468
Cheil Worldwide, Inc.	23,591	414,036
Chong Kun Dang Pharmaceutical Corp.	2,078	144,121
CJ CGV Co. Ltd.(c)	7,513	120,291
CJ Corp.	6,094	374,337
CJ ENM Co. Ltd.	5,590	437,183
CJ Logistics Corp.(c)	3,116	279,435
Com2uSCorp.	2,522	148,901
Cosmax, Inc.	1,933	102,818
Coway Co. Ltd.	13,582	670,161
Daewoo Engineering & Construction Co. Ltd.(a)(c)	136,839	553,002
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(c)	33,640	514,013
Daishin Securities Co. Ltd.	10,766	128,038
Daishin Securities Co. Ltd., Preference Shares	10,267	111,435
DB HiTek Co. Ltd.	4,992	172,920
DB Insurance Co. Ltd.	13,359	623,166
Delivery Hero SE(b)(c)	6,748	322,769
DGB Financial Group, Inc.	43,903	260,897
DL Holdings Co. Ltd.	6,887	344,588
Dongkuk Steel Mill Co. Ltd.(a)	55,092	561,904
Dongsuh Cos., Inc.	6,364	123,939
Doosan Bobcat, Inc.	12,416	297,235
Doosan Co. Ltd.	6,998	376,538
Fila Holdings Corp.	22,674	530,590
Gradiant Corp.(a)	12,233	176,560
Green Cross Corp.	1,075	143,157
GS Holdings Corp.	17,652	565,935
GS Retail Co. Ltd.	18,581	351,138
Handsome Co. Ltd.	5,719	136,911
Hankook Tire & Technology Co. Ltd.	18,433	493,779
Hanmi Pharm Co. Ltd.	763	181,778
Hanon Systems	60,457	495,625
Hansol Chemical Co. Ltd.(a)	1,021	172,511
Hanssem Co. Ltd.	2,713	119,872
Hanwha Aerospace Co. Ltd.	18,633	923,690
Hanwha Corp.	24,007	509,116
Hanwha Corp., 3rd Preference Shares	11,629	134,274
Hanwha Investment & Securities Co. Ltd.	37,412	96,043
Hanwha Life Insurance Co. Ltd.	228,203	404,902
HD Hyundai Co. Ltd.	17,203	753,484
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	61,574	585,358
Hite Jinro Co. Ltd.	10,670	248,455
HMM Co. Ltd.(a)	32,696	625,430
Hotel Shilla Co. Ltd.	8,392	463,818
Hyosung Advanced Materials Corp.(a)	1,108	335,189
Hyosung Chemical Corp.(c)	1,020	144,862
Hyosung Corp.	4,995	294,909
Hyosung Heavy Industries Corp.(c)	3,303	152,552
Hyosung TNC Corp.	1,651	437,818

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
South Korea-(continued)
Hyundai Construction Equipment Co. Ltd.	10,196	$297,458
Hyundai Department Store Co. Ltd.	7,328	375,679
Hyundai Doosan Infracore Co. Ltd.(c)	94,092	403,427
Hyundai Electric & Energy System Co. Ltd.(c)	15,231	321,831
Hyundai Elevator Co. Ltd.(a)	9,161	198,508
Hyundai Heavy Industries Co. Ltd.(c)	4,714	453,583
Hyundai Marine & Fire Insurance Co. Ltd.	38,990	984,429
Hyundai Mipo Dockyard Co. Ltd.(c)	6,254	432,788
Hyundai Rotem Co. Ltd.(a)(c)	27,512	562,269
Hyundai Wia Corp.(a)	16,245	851,578
IS Dongseo Co. Ltd.	5,702	176,884
JB Financial Group Co. Ltd.	30,320	174,111
Kakao Corp.	11,750	676,545
KakaoBank Corp.(c)	3,833	91,171
Kangwon Land, Inc.(c)	29,002	578,209
KCC Corp.	2,631	590,360
KCC Glass Corp.	4,775	175,878
KEPCO Plant Service & Engineering Co. Ltd.(a)	10,204	300,441
KG Chemical Corp.	7,365	159,308
KIWOOM Securities Co. Ltd.	6,037	392,677
Kolmar Korea Co. Ltd.(a)	5,031	150,454
Kolon Industries, Inc.	14,703	619,086
Korea Aerospace Industries Ltd.	15,601	684,518
Korea Line Corp.(c)	76,459	140,370
Korea Petrochemical Ind Co. Ltd.	2,565	250,754
Korea Real Estate Investment & Trust Co. Ltd.	85,642	110,423
Korean Reinsurance Co.	22,983	155,862
Krafton, Inc.(c)	2,234	401,539
Kumho Petrochemical Co. Ltd.	6,459	643,861
Kyeryong Construction Industrial Co. Ltd.	5,228	98,596
LIG Nex1 Co. Ltd.	3,680	249,280
LOTTE Chilsung Beverage Co. Ltd.	1,522	207,955
LOTTE Corp.	11,237	323,071
LOTTE Fine Chemical Co. Ltd.	6,403	324,315
LOTTE Shopping Co. Ltd.	6,501	477,404
LS Corp.	8,451	383,161
LS Electric Co. Ltd.(a)	8,161	364,358
LX Hausys Ltd.	5,115	171,274
LX International Corp.	24,122	609,038
Mando Corp.	21,076	927,986
Meritz Financial Group, Inc.	17,903	361,753
Meritz Securities Co. Ltd.	137,515	513,392
Mirae Asset Securities Co. Ltd.	86,325	437,904
Mirae Asset Securities Co. Ltd., Second Pfd.	32,687	98,884
MK Electron Co. Ltd.	11,281	105,507
Netmarble Corp.(b)	2,924	162,282
NH Investment & Securities Co. Ltd.	75,332	576,979
NHN Corp.(c)	9,133	191,926
NongShim Co. Ltd.	1,440	309,814
OCI Co. Ltd.	8,374	789,635
Orion Corp.	5,631	435,621
Pan Ocean Co. Ltd.	64,786	281,765
Paradise Co. Ltd.(a)(c)	10,123	105,586
Partron Co. Ltd.	15,798	104,825
Poongsan Corp.	12,996	277,107
S-1 Corp.	4,829	237,157
Samsung Biologics Co. Ltd.(b)(c)	333	221,727
Samsung Card Co. Ltd.	12,657	312,260
Seah Besteel Holdings Corp.	15,198	181,917
Sebang Global Battery Co. Ltd.	3,798	157,580
Seoul Semiconductor Co. Ltd.	18,677	162,459
Seoyon Co. Ltd.	17,744	95,611
	Shares	Value
South Korea-(continued)
SFA Engineering Corp.	8,673	$282,068
SK Chemicals Co. Ltd.	3,108	251,205
SKC Co. Ltd.	3,778	395,511
SL Corp.(a)	7,855	189,558
SSANGYONG C&E Co. Ltd.	33,119	170,044
Sungwoo Hitech Co. Ltd.	35,892	147,812
TKG Huchems Co. Ltd.	10,154	157,105
WONIK IPS Co. Ltd.(a)	5,893	142,891
Youngone Corp.	12,713	394,865
Yuhan Corp.	8,345	371,289
		42,796,996
Spain-1.63%
Almirall S.A.	19,124	183,591
Applus Services S.A.	36,519	264,566
Befesa S.A.(b)	5,112	235,499
Cia de Distribucion Integral Logista Holdings S.A.	32,726	672,053
CIE Automotive S.A.(a)	16,485	429,973
Construcciones y Auxiliar de Ferrocarriles S.A.(a)	4,316	127,183
Corp ACCIONA Energias Renovables S.A.(a)	7,155	311,814
Ebro Foods S.A.(a)	8,495	140,843
EDP Renovaveis S.A.	32,256	832,113
Ence Energia y Celulosa S.A.	73,379	241,223
Faes Farma S.A.	51,949	220,884
Fluidra S.A.	11,723	217,193
Gestamp Automocion S.A.(b)	97,088	371,234
Indra Sistemas S.A.	66,784	606,058
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	120,354	132,905
Mediaset Espana Comunicacion S.A.(c)	24,593	85,159
Melia Hotels International S.A.(a)(c)	36,141	226,266
Obrascon Huarte Lain S.A.(a)(c)	383,683	228,083
Prosegur Cia de Seguridad S.A.	72,589	128,787
Sacyr S.A.(a)	289,661	658,637
Siemens Gamesa Renewable Energy S.A., Class R(a)(c)	47,785	873,621
Tecnicas Reunidas S.A.(a)(c)	37,820	249,504
Unicaja Banco S.A.(a)(b)	409,832	352,904
Viscofan S.A.	9,021	523,382
		8,313,475
Sweden-4.14%
AAK AB(a)	32,903	571,881
AddTech AB, Class B	17,233	292,424
AFRY AB	24,692	374,431
Arjo AB, Class B	41,387	226,113
Atrium Ljungberg AB, Class B	9,604	142,056
Avanza Bank Holding AB(a)	7,305	139,793
Axfood AB(a)	31,709	1,002,730
Beijer Alma AB, Class B	6,376	127,268
Beijer Ref AB(a)	20,172	317,959
Betsson AB, Class B(a)	70,677	486,309
BHG Group AB(a)(c)	17,730	60,137
Bilia AB, Class A	23,093	323,682
Bonava AB, Class B	41,045	152,663
Bravida Holding AB(b)	21,408	215,232
Bure Equity AB	8,943	236,137
Byggmax Group AB	28,010	135,446
Catena AB	3,664	167,043
Cibus Nordic Real Estate AB	7,290	130,031
Clas Ohlson AB, Class B(a)	20,684	233,313
Cloetta AB, Class B	95,134	189,425
Coor Service Management Holding AB(b)	25,294	208,279

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Sweden-(continued)
Corem Property Group AB, Class B	50,227	$67,198
Corem Property Group AB, Preference Shares	800	22,207
Dios Fastigheter AB	22,542	176,884
Dustin Group AB(a)(b)	24,806	168,128
Electrolux Professional AB, Class B	42,476	258,727
Elekta AB, Class B(a)	84,401	604,996
EQT AB(a)	8,408	225,640
Evolution AB(a)(b)	6,949	666,876
Granges AB	28,994	267,042
Hexpol AB	62,618	647,975
Hufvudstaden AB, Class A(a)	32,912	451,625
Indutrade AB(a)	27,798	647,565
Intrum AB(a)	33,016	701,114
Investment AB Latour, Class B(a)	11,520	284,408
Inwido AB	15,125	182,328
JM AB(a)	23,345	429,798
L E Lundbergforetagen AB, Class B	15,719	740,532
Lifco AB, Class B	15,555	299,805
Lindab International AB	13,270	230,513
Loomis AB(a)	16,270	455,458
MEKO AB	17,546	204,973
Modern Times Group MTG AB, Class B	15,871	163,144
Mycronic AB	11,634	170,029
NCC AB, Class A(a)	1,092	12,425
NCC AB, Class B	26,964	278,232
New Wave Group AB, Class B	11,685	177,880
Nibe Industrier AB, Class B(a)	83,922	837,973
Nobia AB	52,063	150,238
Nolato AB, Class B	25,447	152,255
Nordnet AB publ	9,937	132,508
Nyfosa AB	28,616	264,964
Pandox AB(c)	29,445	428,600
Peab AB, Class B	35,107	237,946
Ratos AB, Class B(a)	90,109	448,461
Resurs Holding AB, Class A(a)(b)	112,609	261,775
Sagax AB, Class B	12,814	327,541
Sagax AB, Class D	7,962	22,921
Samhallsbyggnadsbolaget i Norden AB, Class B(a)	155,130	285,529
Samhallsbyggnadsbolaget i Norden AB, Class D	7,344	14,018
Scandic Hotels Group AB(b)(c)	69,048	280,522
Stillfront Group AB(a)(c)	66,578	172,532
Sweco AB, Class B(a)	32,659	361,983
Swedish Orphan Biovitrum AB, Class B(c)	33,297	727,330
Thule Group AB(a)(b)	15,352	441,505
Viaplay Group AB, Class B(c)	14,808	435,737
VNV Global AB(c)	30,442	85,338
Wallenstam AB, Class B	55,843	283,730
Wihlborgs Fastigheter AB	62,976	531,844
		21,153,104
Switzerland-3.40%
Allreal Holding AG	2,542	419,040
ALSO Holding AG	1,466	270,296
Arbonia AG(a)	11,266	159,456
Aryzta AG(a)(c)	373,354	424,551
Autoneum Holding AG(a)	1,482	171,168
Banque Cantonale Vaudoise	8,520	791,258
Belimo Holding AG	727	296,555
BKW AG	5,299	600,895
Bucher Industries AG	1,503	573,804
Burckhardt Compression Holding AG	514	231,257
Bystronic AG	130	95,958
Cembra Money Bank AG(a)	10,802	782,022
	Shares	Value
Switzerland-(continued)
Daetwyler Holding AG, BR	658	$159,595
DKSH Holding AG	8,648	708,257
dormakaba Holding AG	909	431,403
Emmi AG	346	343,312
EMS-Chemie Holding AG	800	631,667
Flughafen Zurich AG(a)(c)	3,904	646,431
Forbo Holding AG	217	290,731
Galenica AG(b)	11,782	930,907
Huber + Suhner AG	3,797	340,071
Inficon Holding AG	211	175,242
Interroll Holding AG, Class R	38	99,947
IWG PLC(c)	196,855	461,379
Komax Holding AG, Class R	651	175,669
Kongsberg Automotive ASA(c)	696,696	199,622
Landis+Gyr Group AG(a)	7,070	464,331
Mediclinic International PLC(a)(c)	141,249	833,647
Mobilezone Holding AG	14,780	262,887
Mobimo Holding AG	918	235,669
OC Oerlikon Corp. AG	65,722	506,164
Rieter Holding AG	999	112,865
SFS Group AG	2,852	312,630
Siegfried Holding AG	398	293,360
Stadler Rail AG(a)	12,987	419,173
Straumann Holding AG	3,714	498,372
Sulzer AG(a)	5,021	334,768
Tecan Group AG, Class R	882	311,534
Temenos AG	4,744	373,582
u-blox Holding AG	2,407	280,530
Valiant Holding AG	1,802	161,960
Valora Holding AG	1,399	381,919
VAT Group AG(a)(b)	1,806	521,093
Vontobel Holding AG, Class R	4,334	284,413
Wizz Air Holdings PLC(a)(b)(c)	5,703	153,998
Zehnder Group AG	2,214	142,501
Zur Rose Group AG(a)(c)	920	65,590
		17,361,479
Ukraine-0.06%
Ferrexpo PLC	161,360	290,808
United Arab Emirates-0.09%
Borr Drilling Ltd.(c)(e)	85,331	309,107
Network International Holdings PLC(a)(b)(c)	67,166	164,123
		473,230
United Kingdom-7.60%
888 Holdings PLC	71,220	127,488
Ascential PLC(c)	56,488	200,722
Ashmore Group PLC(a)	128,451	337,321
Assura PLC	552,297	461,726
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	20,239	117,824
Auto Trader Group PLC(a)(b)	60,262	461,704
AVEVA Group PLC(a)	18,739	537,478
Babcock International Group PLC(c)	110,278	459,492
Balfour Beatty PLC	124,856	426,336
Biffa PLC(b)	57,818	255,684
Big Yellow Group PLC	26,835	465,341
BMO Commercial Property Trust Ltd.	122,301	178,296
Bodycote PLC	23,447	171,053
Brewin Dolphin Holdings PLC	46,964	292,611
Britvic PLC	68,813	720,570
Capita PLC(a)(c)	451,977	157,743
Capital & Counties Properties PLC	160,754	290,889
Capricorn Energy PLC(c)	112,559	301,067

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Civitas Social Housing PLC(b)	183,569	$184,963
Clarkson PLC	4,483	187,392
Close Brothers Group PLC	28,813	389,194
CMC Markets PLC(a)(b)	50,925	159,574
Computacenter PLC	13,842	437,279
ConvaTec Group PLC(b)	374,733	1,040,621
Countryside Partnerships PLC(b)(c)	153,995	543,825
Cranswick PLC	8,518	346,210
Crest Nicholson Holdings PLC	53,904	180,782
Currys PLC(a)	398,874	323,270
Dechra Pharmaceuticals PLC	6,642	297,765
Diploma PLC	10,879	363,798
Domino’s Pizza Group PLC(a)	73,294	254,731
Dr. Martens PLC	43,583	137,682
Dunelm Group PLC	22,797	235,943
Elementis PLC(c)	105,139	139,459
EnQuest PLC(c)	1,140,452	399,691
Essentra PLC	36,320	109,611
Euromoney Institutional Investor PLC	14,492	255,712
Firstgroup PLC	213,179	346,322
Frasers Group PLC(a)(c)	58,158	634,475
Games Workshop Group PLC	3,949	372,189
Genuit Group PLC	39,196	202,238
Genus PLC	6,572	226,968
Grafton Group PLC(a)	56,202	578,051
Grainger PLC(a)	129,767	467,740
Great Portland Estates PLC	48,198	363,350
Greggs PLC	14,032	348,341
Halfords Group PLC	70,966	148,623
Hammerson PLC	1,277,434	388,472
Harbour Energy PLC	81,654	363,874
Hargreaves Lansdown PLC(a)	46,724	482,273
Hill & Smith Holdings PLC	12,106	193,870
HomeServe PLC	67,961	973,400
Ibstock PLC(b)	113,123	282,202
Indivior PLC(c)	77,385	302,474
IP Group PLC	272,692	286,377
J D Wetherspoon PLC(c)	30,414	205,965
JD Sports Fashion PLC	337,419	531,939
John Wood Group PLC(c)	303,234	579,154
Jupiter Fund Management PLC	133,808	204,190
Kier Group PLC(a)(c)	122,465	113,857
Lancashire Holdings Ltd.	79,882	432,772
LondonMetric Property PLC	141,361	430,744
LXI REIT PLC(b)	121,760	219,884
Marshalls PLC	21,387	128,828
Marston’s PLC	201,964	117,331
Mitchells & Butlers PLC(c)	86,158	181,698
Moneysupermarket.com Group PLC	149,386	370,120
Morgan Sindall Group PLC	5,824	143,516
National Express Group PLC(c)	155,454	347,698
NCC Group PLC	64,765	175,358
Ninety One PLC	54,597	136,333
Ocado Group PLC(c)	33,917	346,451
OSB Group PLC	76,039	487,180
Oxford Instruments PLC	6,208	172,621
PageGroup PLC	73,717	410,675
Paragon Banking Group PLC	61,688	401,615
Pepco Group N.V.(b)(c)	19,424	142,093
Petrofac Ltd.(a)(c)	416,650	584,089
Pets at Home Group PLC	127,192	507,678
Playtech PLC(c)	101,091	604,017
	Shares	Value
United Kingdom-(continued)
Premier Foods PLC	112,875	$159,884
Primary Health Properties PLC	265,423	476,738
Provident Financial PLC	58,332	137,354
QinetiQ Group PLC	135,630	628,503
Reach PLC	99,249	116,730
Redde Northgate PLC	43,734	195,317
Redrow PLC	88,661	622,535
Renewi PLC(c)	28,765	265,681
Renishaw PLC	3,537	186,715
Restaurant Group PLC (The)(c)	216,532	133,462
Rightmove PLC(a)	50,881	396,022
Rotork PLC	148,797	470,785
S4 Capital PLC(c)	40,236	61,938
Safestore Holdings PLC	25,955	360,065
Saga PLC(a)(c)	51,224	98,489
Savills PLC	21,158	306,391
Serco Group PLC	288,396	660,837
Shaftesbury PLC	54,467	332,730
Softcat PLC	13,834	234,843
Spire Healthcare Group PLC(b)(c)	70,099	202,596
Spirent Communications PLC	89,926	308,377
SThree PLC	53,039	243,005
Synthomer PLC	130,305	370,098
Telecom Plus PLC	11,913	326,181
THG PLC(a)(c)	282,874	235,659
TP ICAP Group PLC	157,064	227,446
Tritax Big Box REIT PLC	286,825	688,302
Tritax EuroBox PLC(a)(b)	123,242	141,725
Tyman PLC	47,205	151,652
UK Commercial Property REIT Ltd.	204,753	191,358
UNITE Group PLC (The)	56,505	801,065
Vesuvius PLC	35,079	153,590
Victrex PLC	20,130	472,287
Vistry Group PLC	50,558	566,944
Watches of Switzerland Group PLC(b)(c)	17,644	190,448
WH Smith PLC(c)	26,167	459,648
Wickes Group PLC	79,341	131,598
Workspace Group PLC	30,093	215,144
		38,810,034
United Republic of Tanzania-0.03%
Helios Towers PLC(a)(c)	79,549	139,687
United States-0.93%
Argonaut Gold, Inc.(c)	119,872	44,437
Avast PLC(b)	50,322	284,751
Brookfield Renewable Corp.	11,626	454,570
Cineworld Group PLC(a)(c)	1,191,498	334,645
Diversified Energy Co. PLC(b)	166,751	251,011
JS Global Lifestyle Co. Ltd.(a)(b)	243,574	292,603
Oracle Corp.	8,504	526,211
Primo Water Corp.	43,952	579,692
Reliance Worldwide Corp. Ltd.	122,068	374,788
RHI Magnesita N.V.	5,362	146,943
Samsonite International S.A.(b)(c)	367,005	768,617
Sims Ltd.	57,663	591,085
Sinch AB(a)(b)(c)	30,680	76,526
		4,725,879
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $542,653,546)		509,606,456

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.28%
Invesco Private Government Fund, 1.77%(f)(g)(h)	18,980,189	$18,980,189
Invesco Private Prime Fund, 1.89%(f)(g)(h)	48,806,201	48,806,201
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,785,799)		67,786,390
TOTAL INVESTMENTS IN SECURITIES-113.09% (Cost $610,439,345)		577,392,846
OTHER ASSETS LESS LIABILITIES-(13.09)%		(66,816,165)
NET ASSETS-100.00%		$510,576,681
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2022.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $27,912,767, which represented 5.47% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	Restricted security. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Invesco Office J-Reit, Inc.	$58,080	$-	$(58,488)	$(10,828)	$11,236	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	30,171,249	(30,171,249)	-	-	-	1,581
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,012,523	49,380,450	(42,412,784)	-	-	18,980,189	59,905*
Invesco Private Prime Fund	28,084,570	104,649,021	(83,913,366)	591	(14,615)	48,806,201	170,022*
Total	$40,155,173	$184,200,720	$(156,555,887)	$(10,237)	$(3,379)	$67,786,390	$231,508

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Emerging Markets ETF (PXH)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.33%
Brazil-15.26%
Ambev S.A.	2,001,944	$5,750,045
B3 S.A. - Brasil, Bolsa, Balcao	1,442,755	3,078,107
Banco Bradesco S.A.	1,449,816	4,035,905
Banco Bradesco S.A., Preference Shares	4,923,206	16,508,398
Banco do Brasil S.A.	1,337,158	9,253,003
Banco Santander Brasil S.A.	424,500	2,310,310
Braskem S.A., Class A, Preference Shares	171,509	1,210,582
BRF S.A.(a)	834,200	2,561,313
CCR S.A.	817,100	2,041,944
Centrais Eletricas Brasileiras S.A.	583,250	5,140,136
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	256,100	2,331,877
Cia de Saneamento Basico do Estado de Sao Paulo	275,692	2,369,189
Cia Energetica de Minas Gerais	282,405	924,137
Cia Energetica de Minas Gerais, Preference Shares	1,035,368	2,238,827
Cia Paranaense de Energia	272,400	339,056
Cia Paranaense de Energia, Class B, Preference Shares	1,131,280	1,521,272
Cia Siderurgica Nacional S.A.	316,482	895,615
Cielo S.A.	3,143,122	2,678,703
Cogna Educacao(a)	4,198,400	1,825,374
Cosan S.A.	408,765	1,468,174
Embraer S.A.(a)	503,767	1,138,747
Energisa S.A.	152,600	1,292,889
Equatorial Energia S.A.	428,900	2,047,116
Gerdau S.A., Preference Shares	677,192	3,186,602
Hapvida Participacoes e Investimentos S.A.(b)	571,300	677,025
Itau Unibanco Holding S.A.	404,700	1,578,922
Itau Unibanco Holding S.A., Preference Shares	4,358,075	19,803,144
Itausa S.A., Preference Shares	1,381,385	2,293,428
Klabin S.A.	341,400	1,308,972
Lojas Renner S.A.	286,110	1,392,007
Metalurgica Gerdau S.A., Preference Shares	1,237,700	2,435,850
Natura & Co. Holding S.A.	424,200	1,271,445
Petroleo Brasileiro S.A.	2,609,662	18,555,633
Petroleo Brasileiro S.A., Preference Shares	3,945,047	25,918,057
Rumo S.A.	533,000	1,798,524
Sul America S.A.	353,055	1,596,815
Suzano S.A.	166,468	1,546,491
Telefonica Brasil S.A.	357,443	3,066,911
TIM S.A.	551,566	1,335,927
Ultrapar Participacoes S.A.	1,158,792	2,828,959
Usinas Siderurgicas de Minas Gerais S.A. Usiminas	113,800	182,367
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	330,400	547,271
Vale S.A.	1,871,438	25,111,879
Via S/A(a)	2,333,600	1,077,450
Vibra Energia S.A.	1,190,719	3,814,021
		194,288,419
Canada-0.13%
Canadian Solar, Inc.(a)(c)	45,571	1,681,114
	Shares	Value
Chile-0.76%
Banco de Chile	21,679,325	$2,055,995
Banco Santander Chile	44,983,832	1,780,792
Cencosud S.A.	696,902	951,568
Enel Americas S.A.	14,446,594	1,461,405
Falabella S.A.	590,976	1,317,577
Sociedad Quimica y Minera de Chile S.A., Class A	2,398	196,907
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	19,040	1,890,146
		9,654,390
China-36.98%
Agricultural Bank of China Ltd., A Shares	11,386,300	4,816,683
Agricultural Bank of China Ltd., H Shares	36,276,416	11,969,059
Alibaba Group Holding Ltd.(a)	3,507,266	41,596,258
Aluminum Corp. of China Ltd., A Shares(a)	696,100	482,513
Aluminum Corp. of China Ltd., H Shares	2,735,870	993,290
Anhui Conch Cement Co. Ltd., A Shares	164,700	794,507
Anhui Conch Cement Co. Ltd., H Shares	732,583	2,897,706
ANTA Sports Products Ltd.	102,498	1,127,492
Baidu, Inc., A Shares(a)	680,568	11,487,441
Bank of Beijing Co. Ltd., A Shares	1,961,500	1,214,073
Bank of China Ltd., A Shares	3,312,100	1,504,338
Bank of China Ltd., H Shares	47,618,196	16,924,390
Bank of Communications Co. Ltd., A Shares	3,894,293	2,670,491
Bank of Communications Co. Ltd., H Shares	10,260,147	6,103,885
Baoshan Iron & Steel Co. Ltd., A Shares	1,274,000	1,072,193
BYD Co. Ltd., A Shares	10,100	480,264
BYD Co. Ltd., H Shares	64,045	2,330,125
CGN Power Co. Ltd., A Shares	263,900	108,111
CGN Power Co. Ltd., H Shares(b)	5,873,550	1,354,301
China CITIC Bank Corp. Ltd., A Shares	448,501	290,249
China CITIC Bank Corp. Ltd., H Shares	6,251,006	2,611,919
China Coal Energy Co. Ltd., A Shares	273,300	354,545
China Coal Energy Co. Ltd., H Shares	1,571,972	1,221,548
China Conch Environment Protection Holdings Ltd.(a)	402,356	318,301
China Conch Venture Holdings Ltd.	398,444	773,550
China Construction Bank Corp., A Shares	296,800	245,380
China Construction Bank Corp., H Shares	43,661,687	27,865,967
China Everbright Bank Co. Ltd., A Shares	4,099,700	1,764,699
China Everbright Bank Co. Ltd., H Shares	4,390,142	1,331,041
China Everbright Environment Group Ltd.	2,285,776	1,217,155
China Gas Holdings Ltd.(c)	1,438,185	2,213,184
China Hongqiao Group Ltd.	1,524,720	1,584,952
China Life Insurance Co. Ltd., H Shares	3,498,264	5,205,127
China Longyuan Power Group Corp. Ltd., H Shares	637,759	1,020,427
China Mengniu Dairy Co. Ltd.(a)	508,540	2,358,101
China Merchants Bank Co. Ltd., A Shares	538,800	2,804,684
China Merchants Bank Co. Ltd., H Shares	1,399,647	7,559,973
China Minsheng Banking Corp. Ltd., A Shares	4,528,245	2,446,537
China Minsheng Banking Corp. Ltd., H Shares(c)	11,734,677	3,826,899
China National Building Material Co. Ltd., H Shares	2,703,457	2,713,823
China Overseas Land & Investment Ltd.(c)	3,157,182	8,707,498
China Pacific Insurance (Group) Co. Ltd., A Shares	345,000	1,033,894
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
China-(continued)
China Pacific Insurance (Group) Co. Ltd., H Shares	2,003,047	$4,276,624
China Petroleum & Chemical Corp., A Shares	3,002,600	1,831,723
China Petroleum & Chemical Corp., H Shares	33,660,480	15,865,651
China Power International Development Ltd.	4,181,504	2,365,110
China Railway Group Ltd., A Shares	2,167,000	1,859,120
China Railway Group Ltd., H Shares	5,996,219	3,574,861
China Resources Cement Holdings Ltd.(c)	1,476,404	906,542
China Resources Gas Group Ltd.	332,779	1,396,842
China Resources Land Ltd.	1,750,960	7,305,054
China Resources Power Holdings Co. Ltd.	1,856,720	3,491,151
China Shenhua Energy Co. Ltd., A Shares	361,500	1,507,770
China Shenhua Energy Co. Ltd., H Shares	2,483,681	7,008,183
China State Construction Engineering Corp. Ltd., A Shares	5,056,437	3,782,646
China Tower Corp. Ltd., H Shares(b)	16,382,139	2,107,793
China United Network Communications Ltd., A Shares	2,609,900	1,332,609
China Vanke Co. Ltd., A Shares	709,500	1,812,399
China Vanke Co. Ltd., H Shares(c)	1,971,156	3,751,522
Chongqing Rural Commercial Bank Co. Ltd., A Shares	454,400	241,458
Chongqing Rural Commercial Bank Co. Ltd., H Shares	3,142,609	1,092,921
CIFI Holdings Group Co. Ltd.(c)	2,559,772	694,571
CITIC Ltd.	1,686,572	1,819,802
CITIC Securities Co. Ltd., A Shares	222,600	647,592
CITIC Securities Co. Ltd., H Shares	729,591	1,498,237
COSCO SHIPPING Holdings Co. Ltd., A Shares	177,280	361,023
COSCO SHIPPING Holdings Co. Ltd., H Shares	677,140	1,012,704
Country Garden Holdings Co. Ltd.(c)	4,506,761	1,739,574
CRRC Corp. Ltd., A Shares	1,244,100	951,006
CRRC Corp. Ltd., H Shares	2,954,752	1,099,106
CSPC Pharmaceutical Group Ltd.	1,481,906	1,621,622
ENN Energy Holdings Ltd.	209,486	3,413,198
Geely Automobile Holdings Ltd.(c)	2,025,016	3,998,490
GF Securities Co. Ltd., A Shares	152,900	361,303
GF Securities Co. Ltd., H Shares	568,737	752,047
Great Wall Motor Co. Ltd., A Shares	41,900	214,376
Great Wall Motor Co. Ltd., H Shares(c)	591,056	932,149
Greentown China Holdings Ltd.	794,272	1,568,328
Guangzhou Automobile Group Co. Ltd., A Shares	88,900	196,479
Guangzhou Automobile Group Co. Ltd., H Shares	1,170,388	1,095,855
Haier Smart Home Co. Ltd., A Shares	128,500	472,825
Haier Smart Home Co. Ltd., H Shares	706,999	2,260,624
Haitong Securities Co. Ltd., A Shares	346,400	480,226
Haitong Securities Co. Ltd., H Shares	1,802,195	1,205,305
Hengan International Group Co. Ltd.	270,397	1,307,223
Huaneng Power International, Inc., A Shares(a)	472,100	491,917
Huaneng Power International, Inc., H Shares(a)(c)	4,501,099	2,150,234
Huatai Securities Co. Ltd., A Shares	219,900	432,802
Huatai Securities Co. Ltd., H Shares(b)	689,092	907,682
Huaxia Bank Co. Ltd., A Shares	1,667,892	1,267,531
	Shares	Value
China-(continued)
Industrial & Commercial Bank of China Ltd., A Shares	3,169,312	$2,060,439
Industrial & Commercial Bank of China Ltd., H Shares	47,146,625	24,924,966
Industrial Bank Co. Ltd., A Shares	1,096,900	2,893,177
JD.com, Inc., A Shares	314,356	9,362,722
Jiangxi Copper Co. Ltd., A Shares	139,400	348,852
Jiangxi Copper Co. Ltd., H Shares	1,116,539	1,366,889
JinkoSolar Holding Co. Ltd., ADR(a)(c)	31,123	2,064,077
JOYY, Inc., ADR	35,526	919,768
Kunlun Energy Co. Ltd.	1,867,231	1,374,870
Kweichow Moutai Co. Ltd., A Shares	6,400	1,803,422
Longfor Group Holdings Ltd.(b)	881,291	2,941,416
Lufax Holding Ltd., ADR	304,694	1,395,499
Meituan, B Shares(a)(b)	186,063	4,178,767
Metallurgical Corp. of China Ltd., A Shares	1,117,000	540,495
Metallurgical Corp. of China Ltd., H Shares	2,807,773	586,600
NetEase, Inc.	269,004	4,958,646
New China Life Insurance Co. Ltd., A Shares	106,000	456,273
New China Life Insurance Co. Ltd., H Shares	699,086	1,667,141
New Oriental Education & Technology Group, Inc., ADR(a)	144,072	3,949,014
People’s Insurance Co. Group of China Ltd. (The), H Shares	7,523,639	2,252,328
PetroChina Co. Ltd., H Shares	23,461,066	10,908,787
PICC Property & Casualty Co. Ltd., H Shares	2,551,118	2,619,398
Ping An Bank Co. Ltd., A Shares	825,300	1,553,287
Ping An Insurance (Group) Co. of China Ltd., A Shares	547,700	3,424,141
Ping An Insurance (Group) Co. of China Ltd., H Shares	4,248,613	25,004,894
Poly Developments and Holdings Group Co. Ltd., A Shares	593,600	1,468,757
Postal Savings Bank of China Co. Ltd., A Shares	971,700	676,434
Postal Savings Bank of China Co. Ltd., H Shares(b)	6,382,471	4,219,802
SAIC Motor Corp. Ltd., A Shares	918,256	2,206,638
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	134,400	342,723
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	892,341	1,343,644
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,861,752	3,083,821
Shenzhou International Group Holdings Ltd.	107,296	1,128,331
Sino Biopharmaceutical Ltd.	1,949,661	1,127,589
Sinopharm Group Co. Ltd., H Shares	550,776	1,262,942
Sunny Optical Technology Group Co. Ltd.	61,866	836,187
TAL Education Group, ADR(a)	493,317	2,427,120
Tencent Holdings Ltd.	646,676	25,274,232
Trip.com Group Ltd., ADR(a)	175,332	4,520,059
Vipshop Holdings Ltd., ADR(a)(c)	325,506	2,981,635
Weichai Power Co. Ltd., A Shares	244,900	435,114
Weichai Power Co. Ltd., H Shares	1,029,922	1,474,710
Xiaomi Corp., B Shares(a)(b)(c)	3,501,036	5,503,609
Yangzijiang Shipbuilding Holdings Ltd.	1,302,566	875,975

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
China-(continued)
Yankuang Energy Group Co. Ltd., A Shares	42,400	$230,591
Yankuang Energy Group Co. Ltd., H Shares	1,008,345	3,147,104
Zhongsheng Group Holdings Ltd.	208,342	1,190,351
Zijin Mining Group Co. Ltd., A Shares	278,400	369,013
Zijin Mining Group Co. Ltd., H Shares	1,077,069	1,260,941
		470,803,573
India-12.97%
Axis Bank Ltd.	558,494	5,106,764
Bank of Baroda	956,448	1,402,792
Bharat Petroleum Corp. Ltd.	761,369	3,172,801
Bharti Airtel Ltd.(a)	439,751	3,761,349
Coal India Ltd.	1,761,279	4,694,226
GAIL (India) Ltd.	1,360,885	2,517,065
Grasim Industries Ltd.	144,110	2,859,973
HCL Technologies Ltd.	191,532	2,291,775
Hero MotoCorp Ltd.	61,082	2,171,706
Hindalco Industries Ltd.	700,766	3,669,548
Hindustan Petroleum Corp. Ltd.	551,920	1,679,200
Hindustan Unilever Ltd.	97,257	3,236,204
Housing Development Finance Corp. Ltd.	372,664	11,179,744
ICICI Bank Ltd.	283,628	2,929,273
Indiabulls Housing Finance Ltd.(a)	827,665	1,149,169
Indian Oil Corp. Ltd.	2,299,960	2,116,824
Indus Towers Ltd.	432,994	1,215,762
Infosys Ltd.	534,270	10,445,939
ITC Ltd.	967,948	3,700,883
Jindal Steel & Power Ltd.	278,449	1,366,753
JSW Steel Ltd.	319,171	2,535,288
Larsen & Toubro Ltd.	201,445	4,595,217
Mahindra & Mahindra Ltd.	386,707	5,681,225
Maruti Suzuki India Ltd.	24,974	2,764,411
NTPC Ltd.	1,943,646	3,750,643
Oil & Natural Gas Corp. Ltd.	2,461,409	4,165,945
Piramal Enterprises Ltd.	48,531	1,083,787
Power Grid Corp. of India Ltd.	1,416,908	3,824,662
REC Ltd.	762,664	1,260,502
Reliance Industries Ltd.	743,908	23,552,492
Shriram Transport Finance Co. Ltd.	94,860	1,651,287
State Bank of India	797,065	5,313,180
Sun Pharmaceutical Industries Ltd.	164,398	1,956,318
Tata Consultancy Services Ltd.	144,023	5,999,773
Tata Motors Ltd.(a)	1,389,622	7,882,465
Tata Motors Ltd., Class A(a)	252,707	705,247
Tata Power Co. Ltd. (The)	585,254	1,638,479
Tata Steel Ltd.	4,523,920	6,141,384
Tech Mahindra Ltd.	123,047	1,627,949
UltraTech Cement Ltd.	16,591	1,369,960
UPL Ltd.	180,335	1,686,149
Vedanta Ltd.	844,017	2,707,925
Wipro Ltd.	163,793	875,574
Yes Bank Ltd.(a)	8,732,192	1,647,038
		165,084,650
Indonesia-1.62%
PT Adaro Energy Indonesia Tbk	8,906,040	1,951,433
PT Astra International Tbk	5,071,295	2,162,545
PT Bank Central Asia Tbk	7,402,002	3,667,940
PT Bank Mandiri (Persero) Tbk	4,692,599	2,617,985
PT Bank Negara Indonesia (Persero) Tbk	3,294,769	1,743,734
	Shares	Value
Indonesia-(continued)
PT Bank Rakyat Indonesia (Persero) Tbk	15,913,899	$4,677,876
PT Telkom Indonesia (Persero) Tbk	13,308,141	3,795,276
		20,616,789
Malaysia-0.50%
CIMB Group Holdings Bhd.	1,143,100	1,338,176
Malayan Banking Bhd.	789,900	1,572,523
Petronas Chemicals Group Bhd.	852,500	1,700,977
Public Bank Bhd.	1,745,900	1,820,240
		6,431,916
Mexico-3.02%
America Movil S.A.B. de C.V., Series L	11,325,411	10,791,138
Arca Continental S.A.B. de C.V.	206,762	1,433,995
Cemex S.A.B. de C.V., Series CPO(a)(c)(d)	11,700,716	4,729,594
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(c)(e)	926,975	5,783,435
Grupo Financiero Banorte S.A.B. de C.V., Class O	863,625	4,919,912
Grupo Mexico S.A.B. de C.V., Class B(c)	725,618	2,872,464
Grupo Televisa S.A.B., Series CPO(c)(f)	1,160,865	1,832,480
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,689,191	6,126,071
		38,489,089
Russia-0.00%
Aeroflot PJSC(a)(g)	1,684,800	0
Alrosa PJSC(g)	1,976,600	0
Gazprom PJSC(a)(g)	9,643,940	0
Inter RAO UES PJSC(g)	29,081,146	0
Lukoil PJSC(g)	261,775	0
Magnit PJSC(g)	55,179	0
MMC Norilsk Nickel PJSC(g)	20,152	0
Mobile TeleSystems PJSC(g)	921,186	0
Moscow Exchange MICEX-RTS PJSC(a)(g)	550,555	0
Novatek PJSC(g)	298,686	0
Novolipetsk Steel PJSC(g)	795,328	0
Rosneft Oil Co. PJSC(g)	1,054,960	0
Sberbank of Russia PJSC(a)(g)	7,562,894	0
Severstal PAO(g)	147,196	0
Sistema PJSFC(g)	3,408,447	0
Surgutneftegas PJSC(g)	3,493,738	0
Surgutneftegas PJSC, Preference Shares(g)	3,804,484	0
Tatneft PJSC(g)	753,855	0
Tatneft PJSC, Preference Shares(g)	74,068	0
VTB Bank PJSC(g)	3,563,458,267	0
		0
Saudi Arabia-3.26%
Al Rajhi Bank	269,282	6,423,767
Alinma Bank	196,627	1,991,921
Etihad Etisalat Co.	150,926	1,518,904
Riyad Bank	241,145	2,343,395
Saudi Arabian Mining Co.(a)	133,585	1,998,796
Saudi Arabian Oil Co.(b)	590,988	6,246,598
Saudi Basic Industries Corp.	246,740	6,503,530
Saudi Electricity Co.	381,087	2,499,996
Saudi Kayan Petrochemical Co.(a)	287,677	1,148,870
Saudi National Bank (The)	282,687	5,275,921

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Saudi Arabia-(continued)
Saudi Telecom Co.	171,646	$4,588,194
Yanbu National Petrochemical Co., Class A	75,740	998,171
		41,538,063
Singapore-0.03%
Yangzijiang Financial Holding Ltd.(a)	1,312,946	375,019
South Africa-4.38%
Absa Group Ltd.	248,076	2,531,777
Aspen Pharmacare Holdings Ltd.	142,729	1,243,997
Bid Corp. Ltd.	90,145	1,655,784
Bidvest Group Ltd. (The)	92,997	1,193,374
Capitec Bank Holdings Ltd.	11,529	1,378,568
Discovery Ltd.(a)	128,100	986,467
Exxaro Resources Ltd.	106,357	1,288,907
FirstRand Ltd.	1,239,599	4,877,469
Foschini Group Ltd. (The)	149,701	1,090,359
Gold Fields Ltd.	249,615	2,307,598
Impala Platinum Holdings Ltd.	116,708	1,292,871
Kumba Iron Ore Ltd.(c)	27,607	816,226
Mr Price Group Ltd.	85,276	922,048
MTN Group Ltd.	537,229	4,485,346
Naspers Ltd., Class N	37,355	5,283,770
Nedbank Group Ltd.	168,858	2,198,477
Old Mutual Ltd.	1,652,025	1,124,528
Remgro Ltd.	141,477	1,160,476
Sanlam Ltd.	472,365	1,545,591
Sasol Ltd.(a)	319,558	6,706,931
Shoprite Holdings Ltd.	161,244	2,170,388
Sibanye Stillwater Ltd.	828,761	2,015,763
Standard Bank Group Ltd.	323,276	3,104,609
Steinhoff International Holdings N.V.(a)	10,100,052	1,552,045
Vodacom Group Ltd.(c)	160,467	1,328,572
Woolworths Holdings Ltd.	473,961	1,504,155
		55,766,096
Taiwan-13.56%
Acer, Inc.	1,835,000	1,385,091
ASE Technology Holding Co. Ltd.	1,721,362	4,967,292
Asustek Computer, Inc.	293,641	2,760,761
AUO Corp.(a)	7,027,519	3,133,408
Catcher Technology Co. Ltd.	301,000	1,714,054
Cathay Financial Holding Co. Ltd.	2,865,339	4,354,328
Chailease Holding Co. Ltd.	269,609	1,904,489
China Development Financial Holding Corp.	6,137,000	2,644,110
China Steel Corp.	4,930,653	4,561,607
Chunghwa Telecom Co. Ltd.	1,025,599	4,161,861
Compal Electronics, Inc.	1,827,000	1,391,256
CTBC Financial Holding Co. Ltd.	4,436,838	3,400,869
Delta Electronics, Inc.	546,506	4,709,213
E.Sun Financial Holding Co. Ltd.	2,211,074	2,030,811
Evergreen Marine Corp. Taiwan Ltd.	280,000	893,090
First Financial Holding Co. Ltd.	1,778,163	1,603,500
Formosa Chemicals & Fibre Corp.	444,920	1,040,192
Formosa Petrochemical Corp.	397,000	1,120,420
Formosa Plastics Corp.	1,194,280	3,669,676
Foxconn Technology Co. Ltd.	653,000	1,074,121
Fubon Financial Holding Co. Ltd.	2,315,440	4,338,405
Hon Hai Precision Industry Co. Ltd.	3,048,064	11,096,456
Innolux Corp.	7,618,746	2,620,924
Largan Precision Co. Ltd.	41,000	2,861,962
Lite-On Technology Corp.	565,313	1,232,923
	Shares	Value
Taiwan-(continued)
MediaTek, Inc.	225,091	$5,134,670
Mega Financial Holding Co. Ltd.	2,146,080	2,537,365
Micro-Star International Co. Ltd.	274,000	1,079,857
Nan Ya Plastics Corp.	962,940	2,164,452
Novatek Microelectronics Corp.	110,000	973,581
Pegatron Corp.	678,260	1,409,030
Powertech Technology, Inc.	519,200	1,480,902
President Chain Store Corp.	146,000	1,379,981
Quanta Computer, Inc.	1,116,000	3,153,321
Realtek Semiconductor Corp.	81,000	925,220
Shin Kong Financial Holding Co. Ltd.	10,942,998	3,124,900
Sino-American Silicon Products, Inc.	182,000	866,204
SinoPac Financial Holdings Co. Ltd.	2,251,000	1,270,562
Synnex Technology International Corp.	605,000	1,117,414
Taishin Financial Holding Co. Ltd.	2,423,000	1,270,535
Taiwan Cement Corp.	1,700,292	2,200,538
Taiwan Cooperative Financial Holding Co. Ltd.	1,576,000	1,442,250
Taiwan Semiconductor Manufacturing Co. Ltd.	3,193,000	54,281,320
Unimicron Technology Corp.	146,000	772,887
Uni-President Enterprises Corp.	689,941	1,622,252
United Microelectronics Corp.	3,269,491	4,384,291
Walsin Technology Corp.	255,000	864,450
Wistron Corp.	1,462,875	1,294,753
Yageo Corp.	149,000	1,701,947
Yuanta Financial Holding Co. Ltd.	2,254,257	1,505,799
		172,629,300
Thailand-4.23%
Advanced Info Service PCL, NVDR	403,703	2,204,409
Bangkok Bank PCL, NVDR	773,897	2,785,693
Bangkok Dusit Medical Services PCL, NVDR	2,122,034	1,542,092
Banpu PCL, NVDR	4,957,625	1,804,732
Charoen Pokphand Foods PCL, NVDR	3,904,707	2,678,453
CP ALL PCL, NVDR	1,794,954	2,986,714
Indorama Ventures PCL, NVDR	1,008,713	1,198,892
IRPC PCL, NVDR	11,403,931	1,009,965
Kasikornbank PCL, NVDR	1,112,401	4,412,131
Krung Thai Bank PCL, NVDR	7,258,898	3,135,465
Land & Houses PCL, NVDR	4,764,557	1,100,210
PTT Exploration & Production PCL, NVDR	810,025	3,575,905
PTT Global Chemical PCL, NVDR	2,044,959	2,458,284
PTT PCL, NVDR	9,827,778	9,277,786
SCB X PCL, NVDR	2,012,530	5,549,356
Siam Cement PCL (The), NVDR	526,479	5,334,873
Thai Oil PCL, NVDR	1,285,605	1,789,928
TMBThanachart Bank PCL, NVDR	31,693,761	1,033,211
TMBThanachart Bank PCL, Wts., expiring 10/25/2025(a)	351,453	5,060
		53,883,159
Turkey-2.05%
Akbank T.A.S.	6,073,803	2,925,623
BIM Birlesik Magazalar A.S.	372,905	1,916,923
Eregli Demir ve Celik Fabrikalari TAS	1,214,760	1,872,669
Haci Omer Sabanci Holding A.S.	2,187,366	2,425,862
KOC Holding A.S.	1,291,932	2,653,593
Turk Hava Yollari AO(a)	1,282,800	3,608,580
Turkcell Iletisim Hizmetleri A.S.	2,034,079	1,920,945
Turkiye Garanti Bankasi A.S.	1,257,800	1,019,354
Turkiye Halk Bankasi A.S.(a)	3,474,508	940,550

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Turkey-(continued)
Turkiye Is Bankasi A.S., Class C	8,421,141	$2,453,512
Turkiye Petrol Rafinerileri A.S.(a)	214,905	3,219,407
Yapi ve Kredi Bankasi A.S.	4,372,375	1,159,199
		26,116,217
United Republic of Tanzania-0.17%
AngloGold Ashanti Ltd.	144,955	2,141,687
United States-0.41%
JBS S.A.	840,340	5,163,563
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.33% (Cost $1,368,495,593)		1,264,663,044
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.63%
Invesco Private Government Fund, 1.77%(h)(i)(j)	5,800,606	5,800,606
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(h)(i)(j)	14,915,843	$14,915,843
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,716,591)		20,716,449
TOTAL INVESTMENTS IN SECURITIES-100.96% (Cost $1,389,212,184)		1,285,379,493
OTHER ASSETS LESS LIABILITIES-(0.96)%		(12,251,932)
NET ASSETS-100.00%		$1,273,127,561

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $28,136,993, which represented 2.21% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,123,231	$200,859,365	$(202,982,596)	$-	$-	$-	$13,151
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,330,294	54,129,139	(58,658,827)	-	-	5,800,606	19,912*
Invesco Private Prime Fund	24,104,019	89,675,415	(98,862,018)	(142)	(1,431)	14,915,843	56,225*
Total	$36,557,544	$344,663,919	$(360,503,441)	$(142)	$(1,431)	$20,716,449	$89,288

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2022
(Unaudited)
(i)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Clean Energy ETF (PBD)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Australia-0.73%
Tritium DCFC Ltd.(a)(b)	287,358	$1,896,563
Austria-0.79%
Verbund AG	18,510	2,028,927
Belgium-0.82%
Elia Group S.A./N.V.	14,058	2,125,769
Canada-5.64%
Ballard Power Systems, Inc.(a)(b)	294,251	2,360,713
Boralex, Inc., Class A	57,493	2,084,618
Canadian Solar, Inc.(a)(b)	61,466	2,267,481
Innergex Renewable Energy, Inc.	136,133	2,044,093
Li-Cycle Holdings Corp.(a)(b)	244,715	1,759,501
Lion Electric Co. (The)(a)(b)	379,765	1,864,646
Lithium Americas Corp.(a)(b)	87,207	2,215,930
		14,596,982
Chile-0.74%
Sociedad Quimica y Minera de Chile S.A., ADR	19,486	1,916,838
China-10.40%
BYD Co. Ltd., H Shares	48,593	1,767,941
China Datang Corp. Renewable Power Co. Ltd., H Shares	5,546,835	1,505,084
Daqo New Energy Corp., ADR(a)(b)	32,068	2,074,799
Flat Glass Group Co. Ltd., H Shares(a)	480,582	1,744,810
Ganfeng Lithium Co. Ltd., H Shares(b)(c)	180,778	1,633,931
JinkoSolar Holding Co. Ltd., ADR(a)(b)	32,046	2,125,291
JL Mag Rare-Earth Co. Ltd., H Shares(c)	592,800	2,578,902
NIO, Inc., ADR(a)(b)	91,023	1,795,884
ReneSola Ltd., ADR(a)	364,635	2,289,908
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	1,143,949	2,040,190
Xinyi Energy Holdings Ltd.	3,365,114	1,701,869
Xinyi Solar Holdings Ltd.	1,133,053	1,925,493
XPeng, Inc., ADR(a)(b)	67,795	1,656,232
Yadea Group Holdings Ltd.(c)	950,652	2,046,653
		26,886,987
Denmark-3.25%
NKT A/S(a)	41,695	2,120,767
Novozymes A/S, Class B	31,956	2,031,974
Orsted A/S(c)	18,708	2,166,504
Vestas Wind Systems A/S	80,674	2,094,120
		8,413,365
France-2.33%
McPhy Energy S.A.(a)(b)	128,342	1,961,651
Neoen S.A.(b)(c)	48,172	2,105,715
Nexans S.A.	20,577	1,963,855
		6,031,221
Germany-6.75%
CropEnergies AG	160,428	2,352,288
Encavis AG	96,982	2,108,287
Energiekontor AG	21,136	2,064,618
Lilium N.V.(a)(b)	747,130	2,144,263
Nordex SE(a)(b)	225,082	2,165,151
SFC Energy AG, Class BR(a)(b)	91,142	1,951,593
SMA Solar Technology AG(a)	43,074	2,329,979
VERBIO Vereinigte BioEnergie AG	37,983	2,347,001
		17,463,180
Hong Kong-0.87%
Cadeler A.S.(a)	595,881	2,255,934
	Shares	Value
India-0.77%
ReNew Energy Global PLC, Class A(a)(b)	291,941	$1,982,279
Ireland-0.63%
Kingspan Group PLC	25,475	1,636,983
Israel-0.88%
Enlight Renewable Energy Ltd.(a)	1,022,787	2,282,193
Italy-1.47%
Prysmian S.p.A.	62,953	1,986,683
Terna Rete Elettrica Nazionale S.p.A.	238,704	1,820,105
		3,806,788
Japan-2.43%
GS Yuasa Corp.	116,554	2,106,955
RENOVA, Inc.(a)(b)	122,508	2,297,999
West Holdings Corp.	61,114	1,865,657
		6,270,611
Netherlands-0.85%
Alfen Beheer B.V.(a)(c)	18,914	2,189,888
New Zealand-0.79%
Mercury NZ Ltd.	532,969	2,028,583
Norway-3.59%
Aker Horizons ASA(a)(b)	1,170,467	2,149,640
FREYR Battery S.A.(a)(b)	246,031	2,455,389
Hexagon Composites ASA(a)(b)	649,936	2,166,117
NEL ASA(a)(b)	1,476,153	2,524,004
		9,295,150
South Africa-1.00%
Scatec ASA(c)	217,519	2,578,503
South Korea-7.69%
CS Wind Corp.(b)	45,685	1,951,749
Dongkuk Structures & Construction Co. Ltd.	427,077	2,284,801
Doosan Fuel Cell Co. Ltd.(a)(b)	74,877	1,896,277
Ecopro BM Co. Ltd.(b)	18,428	1,693,714
Iljin Hysolus Co. Ltd.(a)(b)	65,194	1,784,040
Iljin Materials Co. Ltd.	31,989	1,809,862
L&F Co. Ltd.(a)	9,710	1,709,397
LG Energy Solution Ltd.(a)(b)	5,595	1,817,481
Samsung SDI Co. Ltd.	4,454	1,950,832
SK IE Technology Co. Ltd.(a)(c)	22,929	1,443,763
Unison Co. Ltd.(a)(b)	800,932	1,550,569
		19,892,485
Spain-3.89%
Acciona S.A.(b)	9,801	2,004,715
Corp ACCIONA Energias Renovables S.A.(b)	50,876	2,217,170
EDP Renovaveis S.A.	80,413	2,074,427
Grenergy Renovables S.A.(a)	45,599	1,796,569
Solaria Energia y Medio Ambiente S.A.(a)	86,123	1,973,212
		10,066,093
Sweden-3.92%
Eolus Vind AB, Class B(b)	226,133	2,354,454
Nibe Industrier AB, Class B	256,614	2,562,327
OX2 AB(a)	264,215	2,581,209
PowerCell Sweden AB(a)(b)	148,791	2,644,486
		10,142,476
Switzerland-0.86%
Landis+Gyr Group AG(b)	33,898	2,226,291
Taiwan-2.13%
Motech Industries, Inc.	1,965,000	1,955,746
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Taiwan-(continued)
Motech Industries, Inc., Rts., expiring 08/18/2022(a)	141,684	$34,545
Sino-American Silicon Products, Inc.	336,000	1,599,145
United Renewable Energy Co. Ltd.(a)	2,619,141	1,924,488
		5,513,924
United Kingdom-2.40%
AFC Energy PLC(a)(b)	6,601,050	2,168,861
Ceres Power Holdings PLC(a)(b)	298,372	2,194,510
ITM Power PLC(a)(b)	712,504	1,846,809
		6,210,180
United States-34.37%
Ameresco, Inc., Class A(a)(b)	38,230	2,187,521
Archer Aviation, Inc., Class A(a)(b)	416,963	1,684,531
Arcosa, Inc.(b)	36,551	1,884,570
Array Technologies, Inc.(a)(b)	151,029	2,544,839
Bloom Energy Corp., Class A(a)(b)	110,004	2,225,381
Brookfield Renewable Corp., Class A	51,533	2,015,971
Canoo, Inc.(a)(b)	663,213	2,294,717
ChargePoint Holdings, Inc., (Acquired 03/30/2021 - 06/29/2022; Cost $2,924,622)(a)(b)(d)	137,011	2,070,236
Enphase Energy, Inc.(a)	9,712	2,759,956
EVgo, Inc.(a)(b)	214,341	1,922,639
First Solar, Inc.(a)	28,588	2,835,072
Fisker, Inc.(a)(b)	209,436	2,006,397
FTC Solar, Inc.(a)(b)	368,304	1,848,886
FuelCell Energy, Inc.(a)(b)	533,664	1,915,854
Gevo, Inc.(a)(b)	704,026	2,069,836
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	50,945	1,838,605
Infrastructure and Energy Alternatives, Inc.(a)	206,134	2,910,612
Itron, Inc.(a)(b)	38,888	2,271,059
Joby Aviation, Inc.(a)(b)	375,096	2,078,032
Livent Corp.(a)(b)	74,198	1,846,788
Lordstown Motors Corp., Class A(a)(b)	1,109,375	2,485,000
Lucid Group, Inc.(a)(b)	104,479	1,906,742
Maxeon Solar Technologies Ltd.(a)(b)	148,698	2,565,040
MP Materials Corp.(a)(b)	51,461	1,727,546
Ormat Technologies, Inc.(b)	23,928	2,070,729
	Shares	Value
United States-(continued)
Piedmont Lithium, Inc.(a)(b)	36,075	$1,630,951
Plug Power, Inc.(a)(b)	120,267	2,566,498
Proterra, Inc., (Acquired 12/30/2021 - 06/29/2022; Cost $2,684,690)(a)(b)(d)	318,897	1,718,855
QuantumScape Corp.(a)(b)	198,748	2,150,453
Rivian Automotive, Inc., Class A(a)	62,946	2,159,048
Shoals Technologies Group, Inc., Class A(a)(b)	96,442	2,278,924
Signify N.V.	51,548	1,659,875
SolarEdge Technologies, Inc.(a)(b)	6,677	2,404,588
Solid Power, Inc.(a)(b)	286,458	1,816,144
Stem, Inc.(a)(b)	268,004	3,036,485
Sunnova Energy International, Inc.(a)(b)	93,582	2,435,004
SunPower Corp.(a)(b)	105,260	2,144,146
Sunrun, Inc.(a)(b)	78,460	2,564,857
TPI Composites, Inc.(a)(b)	131,688	2,168,901
Universal Display Corp.	16,127	1,862,023
Wolfspeed, Inc.(a)(b)	28,231	2,351,642
		88,914,953
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $305,760,980)		258,653,146
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.18%
Invesco Private Government Fund, 1.77%(e)(f)(g)	23,228,574	23,228,574
Invesco Private Prime Fund, 1.89%(e)(f)(g)	60,012,699	60,012,699
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $83,240,444)		83,241,273
TOTAL INVESTMENTS IN SECURITIES-132.17% (Cost $389,001,424)		341,894,419
OTHER ASSETS LESS LIABILITIES-(32.17)%		(83,212,460)
NET ASSETS-100.00%		$258,681,959

See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $16,743,859, which represented 6.47% of the Fund’s Net Assets.
(d)	Restricted security. The aggregate value of these securities at July 31, 2022 was $3,789,091, which represented 1.46% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,222,799	$(5,222,799)	$-	$-	$-	$601
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	38,817,582	71,760,573	(87,349,581)	-	-	23,228,574	76,788*
Invesco Private Prime Fund	90,917,942	129,599,070	(160,475,930)	828	(29,211)	60,012,699	227,591*
Total	$129,735,524	$206,582,442	$(253,048,310)	$828	$(29,211)	$83,241,273	$304,980

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Water ETF (PIO)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Brazil-2.45%
Cia de Saneamento Basico do Estado de Sao Paulo	803,241	$6,902,738
Canada-1.31%
Stantec, Inc.	74,550	3,676,446
China-1.44%
Beijing Enterprises Water Group Ltd.	3,506,949	1,063,267
China Water Affairs Group Ltd.(a)	979,288	879,499
Guangdong Investment Ltd.	2,164,873	2,109,744
		4,052,510
France-3.53%
Veolia Environnement S.A.	400,505	9,952,104
India-0.14%
VA Tech Wabag Ltd.(b)	131,210	399,037
Italy-0.93%
ACEA S.p.A.	31,932	458,763
Hera S.p.A.(a)	752,821	2,150,856
		2,609,619
Japan-7.82%
Ebara Corp.	154,741	6,009,022
Ebara Jitsugyo Co. Ltd.(a)	6,942	121,180
Kurita Water Industries Ltd.	119,734	4,819,820
METAWATER Co. Ltd.	28,351	421,500
Miura Co. Ltd.	138,051	3,295,044
Nomura Micro Science Co. Ltd.	28,272	763,651
Organo Corp.	12,130	842,248
Torishima Pump Manufacturing Co. Ltd.	16,601	166,693
TOTO Ltd.	165,397	5,575,110
		22,014,268
Netherlands-1.79%
Aalberts N.V.	79,831	3,394,369
Arcadis N.V.	45,184	1,656,745
		5,051,114
South Korea-0.71%
Coway Co. Ltd.	40,521	1,999,381
Spain-2.35%
Acciona S.A.(a)	32,344	6,615,704
Switzerland-7.05%
Belimo Holding AG	6,072	2,476,871
Geberit AG	33,202	17,392,354
		19,869,225
United Kingdom-12.84%
Genuit Group PLC	193,209	996,892
Halma PLC	235,567	6,590,349
	Shares	Value
United Kingdom-(continued)
Pennon Group PLC	348,879	$4,262,492
Severn Trent PLC	191,711	6,882,149
Spirax-Sarco Engineering PLC	54,902	7,973,805
United Utilities Group PLC	711,952	9,443,483
		36,149,170
United States-57.35%
A.O. Smith Corp.	108,720	6,878,714
American Water Works Co., Inc.	73,869	11,482,197
Danaher Corp.	84,693	24,685,469
Ecolab, Inc.	136,313	22,514,818
Essential Utilities, Inc.	103,156	5,357,922
Ferguson PLC	185,991	23,289,615
IDEX Corp.	42,060	8,780,025
Pentair PLC	402,039	19,655,687
Roper Technologies, Inc.	25,249	11,025,481
Tetra Tech, Inc.	31,770	4,869,388
Waters Corp.(b)	30,825	11,221,225
Xylem, Inc.	127,892	11,769,901
		161,530,442
Total Common Stocks & Other Equity Interests (Cost $260,025,720)		280,821,758
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d) (Cost $89,355)	89,355	89,355
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $260,115,075)		280,911,113
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.47%
Invesco Private Government Fund, 1.77%(c)(d)(e)	1,156,234	1,156,234
Invesco Private Prime Fund, 1.89%(c)(d)(e)	2,973,174	2,973,174
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,129,466)		4,129,408
TOTAL INVESTMENTS IN SECURITIES-101.21% (Cost $264,244,541)		285,040,521
OTHER ASSETS LESS LIABILITIES-(1.21)%		(3,405,243)
NET ASSETS-100.00%		$281,635,278
See accompanying notes which are an integral part of this schedule.

Invesco Global Water ETF (PIO)—(continued)
July 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2022.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$46,598	$6,438,739	$(6,395,982)	$-	$-	$89,355	$971
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,705,012	19,389,134	(20,937,912)	-	-	1,156,234	9,394*
Invesco Private Prime Fund	6,311,696	42,005,875	(45,342,710)	(58)	(1,629)	2,973,174	27,879*
Total	$9,063,306	$67,833,748	$(72,676,604)	$(58)	$(1,629)	$4,218,763	$38,244

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International BuyBack AchieversTM ETF (IPKW)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.51%
Australia-1.89%
Boral Ltd.	195,217	$395,045
Eclipx Group Ltd.(a)	106,289	196,547
Orora Ltd.	475,255	1,177,297
		1,768,889
Brazil-4.43%
Vale S.A.	308,300	4,136,921
Canada-27.08%
Artis REIT	39,600	360,351
Canaccord Genuity Group, Inc.	58,710	455,898
CGI, Inc., Class A(a)	56,779	4,865,442
CI Financial Corp.	107,800	1,241,759
Dollarama, Inc.	78,549	4,757,629
Dream Office REIT(b)	16,814	268,085
Element Fleet Management Corp.	216,919	2,488,555
Fairfax Financial Holdings Ltd.	4,267	2,297,090
Home Capital Group, Inc.(b)	21,776	444,238
Imperial Oil Ltd.	47,974	2,297,705
Interfor Corp.(a)	28,441	701,841
Real Matters, Inc.(a)	39,106	179,454
Stelco Holdings, Inc.	20,873	588,715
Suncor Energy, Inc.	128,922	4,372,693
		25,319,455
Colombia-1.35%
Parex Resources, Inc.	67,688	1,259,361
Denmark-1.68%
Jyske Bank A/S(a)	30,121	1,566,308
Finland-0.26%
Citycon OYJ	34,688	245,819
France-2.32%
Carrefour S.A.	127,842	2,169,094
Germany-2.18%
Scout24 SE(c)	35,956	2,040,638
Hong Kong-2.36%
WH Group Ltd.	2,922,000	2,211,070
Ireland-0.40%
Glenveagh Properties PLC(a)(c)	337,525	373,067
Japan-29.66%
Dai-ichi Life Holdings, Inc.	244,300	4,209,674
Fukuyama Transporting Co. Ltd.	16,700	386,106
Gree, Inc.	20,800	131,352
GungHo Online Entertainment, Inc.	27,700	537,005
Hazama Ando Corp.	59,500	398,447
Hogy Medical Co. Ltd.	9,400	246,165
Inabata & Co. Ltd.	15,800	284,790
Inpex Corp.	208,600	2,353,676
JAFCO Group Co. Ltd.	18,300	246,465
Japan Post Holdings Co. Ltd.	632,700	4,527,131
Japan Post Insurance Co. Ltd.	72,200	1,159,306
K’s Holdings Corp.	77,200	775,177
Marui Group Co. Ltd.	69,400	1,255,587
Mebuki Financial Group, Inc.	393,500	789,061
Megachips Corp.	6,400	158,743
Mitsubishi Shokuhin Co. Ltd.	7,900	204,224
Morinaga Milk Industry Co. Ltd.	16,900	619,603
Nishimatsu Construction Co. Ltd.	18,700	556,872
Nitto Kogyo Corp.	11,400	220,664
Ricoh Co. Ltd.	177,300	1,414,155
Sega Sammy Holdings, Inc.	69,700	1,188,525
	Shares	Value
Japan-(continued)
SoftBank Group Corp.	117,116	$4,911,599
Starts Corp., Inc.	13,900	299,425
Sumitomo Osaka Cement Co. Ltd.	10,800	283,232
Suruga Bank Ltd.	83,900	233,526
Tokushu Tokai Paper Co. Ltd.	5,100	120,965
Yamazen Corp.	28,900	216,885
		27,728,360
Luxembourg-2.62%
ArcelorMittal S.A.	100,354	2,447,127
Netherlands-2.47%
Akzo Nobel N.V.	34,472	2,312,127
Poland-0.40%
Cyfrowy Polsat S.A.	86,858	374,268
South Korea-1.46%
Meritz Fire & Marine Insurance Co. Ltd.	27,752	737,006
Meritz Securities Co. Ltd.	167,363	624,825
		1,361,831
Switzerland-0.84%
Forbo Holding AG	587	786,447
Turkey-0.57%
Arcelik A.S.	147,489	534,258
United Kingdom-9.83%
BMO Commercial Property Trust Ltd.	403,435	588,146
Firstgroup PLC	380,564	618,250
NatWest Group PLC	851,224	2,575,135
Pennon Group PLC	155,251	1,896,807
Quilter PLC(a)(c)	712,334	910,181
Victoria PLC(a)	39,938	180,794
WPP PLC	225,348	2,423,610
		9,192,923
United States-7.71%
JBS S.A.	373,600	2,294,189
RHI Magnesita N.V.	15,249	417,893
Roche Holding AG	13,565	4,492,231
		7,204,313
Total Common Stocks & Other Equity Interests (Cost $96,822,864)		93,032,276
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $131,346)	131,346	131,346
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.65% (Cost $96,954,210)		93,163,622
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.48%
Invesco Private Government Fund, 1.77%(d)(e)(f)	3,266,448	3,266,448
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(d)(e)(f)	8,399,437	$8,399,437
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,665,920)		11,665,885
TOTAL INVESTMENTS IN SECURITIES-112.13% (Cost $108,620,130)		104,829,507
OTHER ASSETS LESS LIABILITIES-(12.13)%		(11,343,754)
NET ASSETS-100.00%		$93,485,753
Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $3,323,886, which represented 3.56% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$354,727	$11,026,380	$(11,249,761)	$-	$-	$131,346	$532
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,468,349	24,609,000	(24,810,901)	-	-	3,266,448	9,856*
Invesco Private Prime Fund	8,092,804	47,142,190	(46,834,870)	(35)	(652)	8,399,437	27,975*
Total	$11,915,880	$82,777,570	$(82,895,532)	$(35)	$(652)	$11,797,231	$38,363

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Timber ETF (CUT)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.27%
Austria-4.00%
Mondi PLC	153,821	$2,900,429
Brazil-4.59%
Dexco S.A.	106,996	200,693
Klabin S.A.	240,534	922,239
Suzano S.A.	237,153	2,203,156
		3,326,088
Canada-4.75%
Canfor Corp.(a)	19,886	422,908
Cascades, Inc.	21,978	168,092
Interfor Corp.(a)	19,496	481,105
Stella-Jones, Inc.	18,605	551,899
West Fraser Timber Co. Ltd.	19,402	1,815,355
		3,439,359
Chile-0.83%
Empresas CMPC S.A.	355,296	603,359
China-0.57%
Chengxin Lithium Group Co. Ltd., A Shares	16,500	138,863
Greatview Aseptic Packaging Co. Ltd.	197,216	37,182
Lee & Man Paper Manufacturing Ltd.	403,895	153,328
Shandong Sun Paper Industry JSC Ltd., A Shares	46,400	80,855
		410,228
Finland-10.95%
Huhtamaki OYJ	30,929	1,198,713
Metsa Board OYJ	56,856	503,788
Stora Enso OYJ, Class R	175,730	2,698,499
UPM-Kymmene OYJ	112,029	3,528,578
		7,929,578
Germany-0.32%
Mercer International, Inc.	14,576	232,633
Hong Kong-0.59%
Nine Dragons Paper Holdings Ltd.	514,842	424,996
Indonesia-0.88%
PT Indah Kiat Pulp & Paper Corp. Tbk	866,434	443,951
PT Pabrik Kertas Tjiwi Kimia Tbk	446,404	191,864
		635,815
Ireland-3.87%
Smurfit Kappa Group PLC	77,953	2,804,225
Japan-3.09%
Daiken Corp.	3,746	54,515
Daio Paper Corp.	26,778	285,312
Hokuetsu Corp.	39,606	207,735
Nippon Paper Industries Co. Ltd.	30,259	218,481
Oji Holdings Corp.	255,348	1,058,457
Rengo Co. Ltd.	60,123	349,087
Tokushu Tokai Paper Co. Ltd.	2,835	67,242
		2,240,829
Malaysia-0.08%
Ta Ann Holdings Bhd.	68,200	58,845
Norway-0.09%
Elopak ASA	35,957	68,287
Portugal-0.67%
Altri SGPS S.A.	22,866	134,296
Greenvolt-Energias Renovaveis S.A.(a)	1	5
	Shares	Value
Portugal-(continued)
Navigator Co. S.A. (The)	67,771	$278,346
Semapa-Sociedade de Investimento e Gestao	4,893	71,245
		483,892
Russia-0.00%
Segezha Group PJSC(b)(c)	1,310,077	0
Saudi Arabia-0.22%
Middle East Paper Co.	9,335	156,329
South Africa-0.82%
Sappi Ltd.(a)	179,331	592,050
South Korea-0.20%
Dongwha Enterprise Co. Ltd.(a)	1,667	84,563
Kuk-il Paper Manufacturing Co. Ltd.(a)	29,810	61,497
		146,060
Spain-0.28%
Ence Energia y Celulosa S.A.	43,675	143,575
Miquel y Costas & Miquel S.A.	4,721	60,654
		204,229
Sweden-6.82%
BillerudKorsnas AB(d)	71,253	912,402
Holmen AB, Class B	29,976	1,222,838
Svenska Cellulosa AB S.C.A., Class B	193,207	2,801,887
		4,937,127
Switzerland-3.26%
SIG Group AG(a)	90,875	2,360,613
Taiwan-1.06%
Cheng Loong Corp.	233,000	210,891
Chung Hwa Pulp Corp.	125,000	70,764
Longchen Paper & Packaging Co. Ltd.	229,000	118,550
Shihlin Paper Corp.(a)	50,000	94,185
YFY, Inc.	340,000	273,672
		768,062
Thailand-0.83%
Polyplex Thailand PCL, NVDR	65,703	40,696
SCG Packaging PCL, NVDR	403,783	559,439
		600,135
United Kingdom-2.13%
DS Smith PLC	435,193	1,542,156
United States-48.37%
Amcor PLC(d)	291,011	3,768,592
Avery Dennison Corp.	22,469	4,279,446
CatchMark Timber Trust, Inc., Class A	15,496	174,175
Clearwater Paper Corp.(a)	5,457	194,815
Glatfelter Corp.(d)	14,614	89,730
Graphic Packaging Holding Co.	97,240	2,163,590
International Paper Co.	78,360	3,351,457
Louisiana-Pacific Corp.(d)	27,166	1,728,573
Packaging Corp. of America	25,059	3,523,546
Pactiv Evergreen, Inc.(d)	13,751	140,535
PotlatchDeltic Corp.(d)	21,885	1,073,022
Ranpak Holdings Corp.(a)(d)	13,835	70,697
Rayonier, Inc.	46,050	1,738,388
Resolute Forest Products, Inc.(a)	14,986	303,916
Sealed Air Corp.	47,242	2,887,431
Sonoco Products Co.	31,150	1,977,713
Sylvamo Corp.(d)	11,244	441,215
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Timber ETF (CUT)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
United States-(continued)
WestRock Co.	83,381	$3,532,019
Weyerhaeuser Co.	98,970	3,594,590
		35,033,450
Total Common Stocks & Other Equity Interests (Cost $63,032,017)		71,898,774
Exchange-Traded Funds-0.56%
India-0.56%
Invesco India ETF(e) (Cost $421,231)	16,518	409,481
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f) (Cost $75,164)	75,164	75,164
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $63,528,412)		72,383,419
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.78%
Invesco Private Government Fund, 1.77%(e)(f)(g)	1,578,317	$1,578,317
Invesco Private Prime Fund, 1.89%(e)(f)(g)	4,058,529	4,058,529
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,636,779)		5,636,846
TOTAL INVESTMENTS IN SECURITIES-107.72% (Cost $69,165,191)		78,020,265
OTHER ASSETS LESS LIABILITIES-(7.72)%		(5,590,912)
NET ASSETS-100.00%		$72,429,353

Investment Abbreviations:
ETF-Exchange-Traded Fund
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at July 31, 2022.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Invesco India ETF	$260,608	$244,060	$(75,663)	$(39,850)	$20,326	$409,481	$3,325
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	223,357	3,674,975	(3,823,168)	-	-	75,164	203
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,598,882	20,943,126	(20,963,691)	-	-	1,578,317	5,889*
Invesco Private Prime Fund	3,730,724	42,051,381	(41,723,410)	67	(233)	4,058,529	16,885*
Total	$5,813,571	$66,913,542	$(66,585,932)	$(39,783)	$20,093	$6,121,491	$26,302

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Green Building ETF (GBLD)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Australia-2.97%
Centuria Office REIT	6,997	$9,106
Cromwell Property Group	25,997	15,238
GDI Property Group	8,755	5,987
Growthpoint Properties Australia Ltd.	4,877	12,796
Vicinity Centres	70,454	101,767
		144,894
Austria-0.51%
CA Immobilien Anlagen AG	768	24,942
Canada-0.48%
First Capital REIT	1,942	23,643
China-0.32%
Guangzhou R&F Properties Co. Ltd., H Shares(a)	30,476	7,182
SOHO China Ltd.(b)	37,538	6,551
Yuzhou Group Holdings Co. Ltd.(a)	41,338	1,975
		15,708
Finland-0.22%
Citycon OYJ(a)	1,516	10,743
France-7.33%
Covivio	854	53,684
Gecina S.A.	837	85,345
Klepierre S.A.(b)	3,917	86,469
Mercialys S.A.	1,356	11,960
Unibail-Rodamco-Westfield(a)(b)	2,145	120,709
		358,167
Germany-0.40%
Deutsche EuroShop AG(a)	892	19,428
Hong Kong-10.16%
Champion REIT	48,220	21,254
Henderson Land Development Co. Ltd.	26,214	91,166
Sun Hung Kai Properties Ltd.	26,601	317,691
Swire Properties Ltd.	21,117	50,251
Yuexiu REIT	41,978	16,310
		496,672
Israel-0.10%
Property & Building Corp. Ltd.(b)	53	5,004
Japan-26.51%
Activia Properties, Inc.	13	40,610
AEON REIT Investment Corp.	30	35,039
CRE Logistics REIT, Inc.	10	15,241
Daiwa House REIT Investment Corp.	40	95,922
Daiwa Office Investment Corp.	6	30,303
Frontier Real Estate Investment Corp.	9	36,566
Fukuoka REIT Corp.	12	15,515
Global One Real Estate Investment Corp.	17	13,979
GLP J-Reit	78	102,191
Hulic Reit, Inc.	24	29,935
Isetan Mitsukoshi Holdings Ltd.	6,086	48,315
Itochu Advance Logistics Investment Corp.	10	11,485
Japan Excellent, Inc.	22	20,840
Japan Metropolitan Fund Investment Corp.	126	102,195
Japan Real Estate Investment Corp.	23	110,655
LaSalle Logiport REIT	33	43,358
Mitsubishi Estate Logistics REIT Investment Corp.	8	28,582
Mori Hills REIT Investment Corp.	28	32,054
Nippon Building Fund, Inc.	28	147,909
Nippon Prologis REIT, Inc.	39	100,965
Nomura Real Estate Master Fund, Inc.	77	96,041
	Shares	Value
Japan-(continued)
One REIT, Inc.	4	$8,284
ORIX JREIT, Inc.	48	68,633
Sekisui House REIT, Inc.	76	47,425
SOSiLA Logistics REIT, Inc.	12	13,809
		1,295,851
Netherlands-0.53%
Eurocommercial Properties N.V.	770	17,320
Wereldhave N.V.(a)	581	8,756
		26,076
Singapore-10.38%
Ascendas India Trust	16,723	14,028
CapitaLand Integrated Commercial Trust	96,240	151,712
City Developments Ltd.	7,385	41,387
Frasers Centrepoint Trust	18,423	31,040
Frasers Logistics & Commercial Trust(c)	53,296	55,497
Keppel REIT	33,509	26,896
Lendlease Global Commercial REIT	30,162	18,212
Manulife US REIT(c)	30,077	17,445
Mapletree Pan Asia Commercial Trust	42,879	58,913
OUE Commercial REIT	39,344	10,953
Prime US REIT(c)	11,596	8,117
SPH REIT	20,278	13,857
Starhill Global REIT	26,155	11,253
Suntec REIT	41,406	48,206
		507,516
Spain-2.23%
Inmobiliaria Colonial SOCIMI S.A.	5,357	35,314
Lar Espana Real Estate SOCIMI S.A.	982	4,791
Merlin Properties SOCIMI S.A.	5,935	63,360
Neinor Homes S.A.(b)(c)	505	5,417
		108,882
Sweden-1.43%
Atrium Ljungberg AB, Class B	816	12,070
Fabege AB	4,776	48,649
Platzer Fastigheter Holding AB, Class B	1,082	9,212
		69,931
United Kingdom-4.49%
Berkeley Group Holdings PLC(b)	2,041	105,259
Land Securities Group PLC	12,826	114,125
		219,384
United States-31.82%
Alexandria Real Estate Equities, Inc.	2,767	458,713
Boston Properties, Inc.	2,710	247,044
Brandywine Realty Trust	3,089	28,882
Cousins Properties, Inc.	2,707	83,511
Douglas Emmett, Inc.(a)	3,199	75,624
Empire State Realty Trust, Inc., Class A(a)	2,595	22,135
Equity Commonwealth(a)(b)	2,041	57,250
Franklin Street Properties Corp.	1,877	7,114
Highwoods Properties, Inc.	1,910	67,939
Hudson Pacific Properties, Inc.	2,729	41,044
JBG SMITH Properties(a)	2,072	52,712
KB Home	1,433	46,773
Kilroy Realty Corp.	1,913	103,646
Meritage Homes Corp.(b)	667	58,896
Paramount Group, Inc.	3,164	24,838
Piedmont Office Realty Trust, Inc., Class A	2,225	30,616
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Green Building ETF (GBLD)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
United States-(continued)
SL Green Realty Corp.	1,169	$58,041
Vornado Realty Trust	2,967	90,167
		1,554,945
Total Common Stocks & Other Equity Interests (Cost $5,891,660)		4,881,786
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $1,090)	1,090	1,090
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $5,892,750)		4,882,876
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.36%
Invesco Private Government Fund, 1.77%(d)(e)(f)	100,724	$100,724
Invesco Private Prime Fund, 1.89%(d)(e)(f)	259,004	259,004
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $359,732)		359,728
TOTAL INVESTMENTS IN SECURITIES-107.26% (Cost $6,252,482)		5,242,604
OTHER ASSETS LESS LIABILITIES-(7.26)%		(355,004)
NET ASSETS-100.00%		$4,887,600

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2022.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $86,476, which represented 1.77% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$190,570	$(189,480)	$-	$-	$1,090	$37
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	57,646	637,522	(594,444)	-	-	100,724	213*
Invesco Private Prime Fund	134,510	1,432,363	(1,307,833)	(4)	(32)	259,004	588*
Total	$192,156	$2,260,455	$(2,091,757)	$(4)	$(32)	$360,818	$838

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Global Water Index ETF (CGW)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Brazil-1.46%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	1,693,953	$14,517,177
Canada-2.75%
Stantec, Inc.	553,218	27,282,043
China-2.49%
Beijing Enterprises Water Group Ltd.	23,109,446	7,006,520
China Water Affairs Group Ltd.(a)	4,205,973	3,777,387
Guangdong Investment Ltd.	14,259,299	13,896,182
		24,680,089
Denmark-0.29%
Per Aarsleff Holding A/S	94,350	2,894,390
France-4.35%
Veolia Environnement S.A.(a)	1,737,775	43,181,776
Italy-1.85%
ACEA S.p.A.	211,119	3,033,121
Interpump Group S.p.A.(a)	362,974	15,381,634
		18,414,755
Japan-2.34%
Kurita Water Industries Ltd.(a)	469,044	18,881,083
METAWATER Co. Ltd.	89,892	1,336,441
Nomura Micro Science Co. Ltd.(a)	34,201	923,798
Organo Corp.	29,384	2,040,281
		23,181,603
Netherlands-1.81%
Aalberts N.V.	421,880	17,938,099
Spain-0.27%
Fomento de Construcciones y Contratas S.A.	273,965	2,701,301
Switzerland-6.91%
Geberit AG	89,175	46,712,944
Georg Fischer AG	359,913	21,861,578
		68,574,522
United Kingdom-15.36%
Halma PLC	1,631,903	45,654,997
Pennon Group PLC	1,364,510	16,671,145
Severn Trent PLC(a)	1,259,880	45,227,877
United Utilities Group PLC	3,391,282	44,982,688
		152,536,707
United States-59.98%
Advanced Drainage Systems, Inc.(a)	249,411	29,580,145
American States Water Co.(a)	183,378	15,985,060
American Water Works Co., Inc.	629,682	97,877,770
Artesian Resources Corp., Class A	42,254	2,178,616
	Shares	Value
United States-(continued)
Badger Meter, Inc.(a)	128,038	$12,315,975
California Water Service Group	260,758	15,666,341
Energy Recovery, Inc.(a)(b)	166,349	3,697,938
Essential Utilities, Inc.	1,041,032	54,071,202
Evoqua Water Technologies Corp.(a)(b)	530,131	20,203,292
Ferguson PLC	407,150	50,982,933
Franklin Electric Co., Inc.	170,728	15,505,517
Gorman-Rupp Co. (The)	99,501	3,054,681
Lindsay Corp.(a)	48,030	7,394,699
Middlesex Water Co.(a)	86,726	8,248,510
Montrose Environmental Group, Inc.(a)(b)	131,558	5,278,107
Mueller Water Products, Inc., Class A(a)	686,530	8,938,621
Northwest Pipe Co.(a)(b)	43,210	1,354,634
Olin Corp.(a)	619,600	32,386,492
Pentair PLC	726,499	35,518,536
Pure Cycle Corp.(a)(b)	94,938	1,002,545
Reliance Worldwide Corp. Ltd.(a)	3,465,136	10,639,079
Select Energy Services, Inc., Class A(b)	336,037	2,510,196
SJW Group	136,009	8,930,351
Tetra Tech, Inc.	268,507	41,154,068
TETRA Technologies, Inc.(a)(b)	629,195	2,755,874
Watts Water Technologies, Inc., Class A	120,902	16,700,193
Xylem, Inc.	792,209	72,906,994
York Water Co. (The)(a)	64,956	2,792,459
Zurn Elkay Water Solutions Corp.	551,715	15,972,149
		595,602,977
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $830,673,301)		991,505,439
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.83%
Invesco Private Government Fund, 1.77%(c)(d)(e)	10,672,137	10,672,137
Invesco Private Prime Fund, 1.89%(c)(d)(e)	27,351,507	27,351,507
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,023,750)		38,023,644
TOTAL INVESTMENTS IN SECURITIES-103.69% (Cost $868,697,051)		1,029,529,083
OTHER ASSETS LESS LIABILITIES-(3.69)%		(36,602,547)
NET ASSETS-100.00%		$992,926,536
See accompanying notes which are an integral part of this schedule.

Invesco S&P Global Water Index ETF (CGW)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2022.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$198,686	$27,536,665	$(27,735,351)	$-	$-	$-	$433
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,367,167	98,357,445	(97,052,475)	-	-	10,672,137	45,912*
Invesco Private Prime Fund	21,856,724	227,417,232	(221,919,601)	(106)	(2,742)	27,351,507	130,758*
Total	$31,422,577	$353,311,342	$(346,707,427)	$(106)	$(2,742)	$38,023,644	$177,103

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Quality ETF (IDHQ)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Australia-12.03%
AGL Energy Ltd.	14,621	$85,497
ALS Ltd.	9,661	78,470
Alumina Ltd.	47,102	50,616
Aristocrat Leisure Ltd.	13,081	322,216
ASX Ltd.	5,795	356,902
Bendigo & Adelaide Bank Ltd.	14,194	102,017
BHP Group Ltd.	131,095	3,538,374
BlueScope Steel Ltd.	11,103	128,534
Boral Ltd.	24,055	48,678
Charter Hall Group	10,821	96,198
Cochlear Ltd.	1,500	224,235
CSL Ltd.	8,824	1,784,658
Domino’s Pizza Enterprises Ltd.	1,346	68,038
Fortescue Metals Group Ltd.	47,612	609,322
Goodman Group	36,209	523,020
JB Hi-Fi Ltd.(a)	2,790	81,943
Lynas Rare Earths Ltd.(b)	18,926	115,029
Magellan Financial Group Ltd.	6,289	63,984
Rio Tinto PLC	28,945	1,734,565
SEEK Ltd.	9,934	159,019
Sonic Healthcare Ltd.	10,988	262,763
South32 Ltd.	85,368	226,961
Stockland	50,564	135,842
Transurban Group	69,638	705,090
Wesfarmers Ltd.	23,467	763,579
WiseTech Global Ltd.	3,216	112,431
Woolworths Group Ltd.	37,987	994,555
		13,372,536
Austria-0.05%
Oesterreichische Post AG(a)	1,881	53,991
Belgium-0.44%
KBC Group N.V.	6,805	354,708
Umicore S.A.(a)	3,870	139,532
		494,240
Brazil-0.38%
Wheaton Precious Metals Corp.	8,369	286,989
Yara International ASA	3,054	129,837
		416,826
Canada-5.44%
Canadian National Railway Co.	11,620	1,471,192
Canadian Natural Resources Ltd.	24,941	1,376,344
CGI, Inc., Class A(b)	4,779	409,517
Fairfax Financial Holdings Ltd.	599	322,465
Gildan Activewear, Inc.	4,389	128,551
Imperial Oil Ltd.	4,113	196,991
Manulife Financial Corp.	37,137	679,355
Suncor Energy, Inc.	27,632	937,204
Toromont Industries Ltd.	1,767	148,727
Tourmaline Oil Corp.(a)	5,967	373,616
		6,043,962
Chile-0.08%
Lundin Mining Corp.	14,852	83,686
China-0.69%
BOC Hong Kong Holdings Ltd.	98,098	354,282
Budweiser Brewing Co. APAC Ltd.(c)	30,565	84,688
Chow Tai Fook Jewellery Group Ltd.	48,849	96,579
ENN Energy Holdings Ltd.	14,394	234,524
		770,073
	Shares	Value
Denmark-5.91%
AP Moller - Maersk A/S, Class B	174	$471,587
Chr. Hansen Holding A/S	2,984	194,442
Coloplast A/S, Class B	2,286	265,923
Demant A/S(b)	1,889	71,609
Novo Nordisk A/S, Class B	39,653	4,637,682
Novozymes A/S, Class B	4,285	272,469
Orsted A/S(c)	3,721	430,915
Pandora A/S	3,023	222,569
		6,567,196
Finland-1.81%
Elisa OYJ	3,052	168,171
Kesko OYJ, Class B	5,469	134,504
Kone OYJ, Class B	11,850	537,687
Metso Outotec OYJ	13,495	110,467
Neste OYJ	8,241	420,819
Orion OYJ, Class B	2,395	113,825
Sampo OYJ, Class A	12,255	526,574
		2,012,047
France-5.47%
Airbus SE	15,720	1,681,112
BioMerieux	962	103,583
Bollore SE	22,017	110,452
Hermes International	821	1,116,736
Kering S.A.	1,506	855,172
L’Oreal S.A.	4,643	1,742,673
Sartorius Stedim Biotech	507	201,409
Vivendi SE	28,095	265,215
		6,076,352
Germany-1.53%
adidas AG	3,810	651,881
Hapag-Lloyd AG(a)(c)	218	74,465
Mercedes-Benz Group AG	16,758	977,736
		1,704,082
Hong Kong-3.42%
AIA Group Ltd.	233,010	2,344,971
Hong Kong Exchanges & Clearing Ltd.	28,118	1,285,923
Orient Overseas International Ltd.	4,948	172,079
		3,802,973
Israel-0.68%
Check Point Software Technologies Ltd.(b)	2,593	323,088
Clal Insurance Enterprises Holdings Ltd.(b)	2,874	55,312
ICL Group Ltd.	14,662	130,210
Israel Corp. Ltd. (The)(a)(b)	131	56,786
Kornit Digital Ltd.(b)	1,351	36,761
Maytronics Ltd.	3,132	40,418
Phoenix Holdings Ltd. (The)	5,567	58,403
Strauss Group Ltd.	2,266	59,514
		760,492
Italy-0.63%
Ferrari N.V.	2,880	605,526
Recordati Industria Chimica e Farmaceutica S.p.A.	2,168	95,564
		701,090
Japan-14.23%
Advantest Corp.	4,726	277,584
Aozora Bank Ltd.	2,840	58,967
Astellas Pharma, Inc.	36,306	567,069
BayCurrent Consulting, Inc.	555	171,504
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Benefit One, Inc.	4,041	$64,916
BIPROGY, Inc.	2,588	54,800
Casio Computer Co. Ltd.	6,051	58,586
Chugai Pharmaceutical Co. Ltd.	15,052	420,533
CyberAgent, Inc.	12,096	119,557
Daito Trust Construction Co. Ltd.	1,524	143,563
Disco Corp.	666	160,956
Fast Retailing Co. Ltd.	1,230	738,092
Freee KK(a)(b)	2,481	59,403
GMO Payment Gateway, Inc.(a)	1,368	112,388
Hoshizaki Corp.	2,490	73,964
Hoya Corp.	8,034	797,689
Iida Group Holdings Co. Ltd.	4,026	65,488
Japan Exchange Group, Inc.	11,276	177,893
Japan Tobacco, Inc.	20,493	366,083
JCR Pharmaceuticals Co. Ltd.	3,192	58,872
JustSystems Corp.	1,855	56,698
Kakaku.com, Inc.	3,816	73,979
Kawasaki Kisen Kaisha Ltd.	2,310	168,864
Kewpie Corp.(a)	3,500	60,494
Kobayashi Pharmaceutical Co. Ltd.	1,230	81,448
Konami Holdings Corp.	2,080	122,014
Kyowa Kirin Co. Ltd.	4,675	109,486
Lawson, Inc.	1,677	59,162
M3, Inc.	10,786	372,446
MISUMI Group, Inc.	5,585	137,692
Mitsui OSK Lines Ltd.(a)	11,020	299,721
Murata Manufacturing Co. Ltd.	12,425	720,213
Nexon Co. Ltd.	9,385	211,716
Nifco, Inc.	2,339	56,178
Nihon M&A Center Holdings, Inc.	10,539	139,179
Nintendo Co. Ltd.	2,707	1,209,390
Nippon Shinyaku Co. Ltd.	1,293	79,525
Nippon Yusen K.K.	5,481	426,505
Nissan Chemical Corp.	3,001	151,790
NOF Corp.	1,638	64,221
Obic Co. Ltd.	1,415	224,028
Otsuka Corp.	2,650	81,988
Persol Holdings Co. Ltd.	3,886	79,581
Pola Orbis Holdings, Inc.	4,701	57,123
Rakus Co. Ltd.	5,059	70,292
Recruit Holdings Co. Ltd.	37,860	1,403,072
Ryohin Keikaku Co. Ltd.	5,395	53,567
SCREEN Holdings Co. Ltd.	997	71,241
SCSK Corp.	3,374	58,871
Sega Sammy Holdings, Inc.	3,862	65,855
Seria Co. Ltd.	3,132	62,148
SG Holdings Co. Ltd.	11,816	223,501
Shimadzu Corp.	5,853	206,486
Shimano, Inc.	1,644	273,939
Shinko Electric Industries Co. Ltd.	1,610	40,898
Shiseido Co. Ltd.	7,950	324,186
Square Enix Holdings Co. Ltd.	2,116	97,528
Sumitomo Metal Mining Co. Ltd.	5,395	170,105
Takara Bio, Inc.	4,003	64,276
Tokio Marine Holdings, Inc.	13,720	797,023
Tokyo Electron Ltd.	3,812	1,312,309
Tosoh Corp.	6,625	85,657
Trend Micro, Inc.	4,377	252,500
USS Co. Ltd.	4,675	91,121
Workman Co. Ltd.	1,523	72,703
Yakult Honsha Co. Ltd.	3,270	198,182
	Shares	Value
Japan-(continued)
Yamato Holdings Co. Ltd.	7,607	$132,105
ZOZO, Inc.	4,981	106,701
		15,825,614
Jordan-0.07%
Hikma Pharmaceuticals PLC	3,562	74,988
Luxembourg-0.32%
ArcelorMittal S.A.(a)	12,713	310,006
RTL Group S.A.(a)	1,214	47,434
		357,440
Netherlands-7.16%
ASM International N.V.	706	214,594
ASML Holding N.V.(a)	10,026	5,677,864
Koninklijke DSM N.V.	3,387	538,410
Koninklijke KPN N.V.(a)	67,692	222,321
Universal Music Group N.V.	30,478	685,401
Wolters Kluwer N.V.	5,725	618,775
		7,957,365
New Zealand-0.25%
Fisher & Paykel Healthcare Corp. Ltd.	11,455	152,277
Spark New Zealand Ltd.	40,713	130,198
		282,475
Norway-1.53%
Aker BP ASA	4,095	141,435
Elkem ASA(b)(c)	14,357	58,690
Equinor ASA	25,356	967,816
Gjensidige Forsikring ASA	4,841	100,851
Kongsberg Gruppen ASA	1,996	73,295
Nordic Semiconductor ASA(b)	3,584	62,282
Norsk Hydro ASA	27,430	184,598
TOMRA Systems ASA	5,011	116,444
		1,705,411
Singapore-1.06%
Kenon Holdings Ltd.	1,049	44,611
Singapore Exchange Ltd.	16,393	117,355
Singapore Technologies Engineering Ltd.	29,958	87,086
Singapore Telecommunications Ltd.	205,800	388,414
STMicroelectronics N.V.	14,468	544,877
		1,182,343
South Africa-1.04%
Anglo American PLC	32,259	1,158,052
South Korea-0.78%
BGF retail Co. Ltd.	387	53,920
Cheil Worldwide, Inc.	2,861	50,212
Daewoo Engineering & Construction Co. Ltd.(b)	10,940	44,211
DB HiTek Co. Ltd.	1,080	37,411
Ecopro HN Co. Ltd.	1,589	55,226
F&F Co. Ltd.	707	81,361
Hugel, Inc.(b)	582	60,077
Hyosung TNC Corp.	175	46,407
Kumho Petrochemical Co. Ltd.	457	45,556
LEENO Industrial, Inc.	482	48,827
Meritz Fire & Marine Insurance Co. Ltd.	1,922	51,042
Samsung Electro-Mechanics Co. Ltd.	1,079	118,357
Samsung Engineering Co. Ltd.(b)	4,237	63,925
Seegene, Inc.	1,658	50,668
S-Oil Corp.	864	61,054
		868,254

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Spain-0.91%
Industria de Diseno Textil S.A.	20,942	$505,865
Telefonica S.A.	112,889	501,523
		1,007,388
Sweden-1.81%
Atlas Copco AB, Class A	53,499	619,309
Boliden AB(b)	5,578	184,353
Elekta AB, Class B(a)	7,204	51,639
Epiroc AB, Class A	11,406	199,924
Evolution AB(c)	3,733	358,246
Getinge AB, Class B	4,026	90,154
H & M Hennes & Mauritz AB, Class B(a)	15,171	192,436
Kinnevik AB, Class B(b)	5,967	106,492
SSAB AB, Class A	9,247	44,325
Sweco AB, Class B	4,741	52,548
Tele2 AB, Class B	10,037	114,151
		2,013,577
Switzerland-10.03%
ABB Ltd.	46,422	1,402,311
EMS-Chemie Holding AG	168	132,650
Geberit AG	1,000	523,835
Kuehne + Nagel International AG, Class R	1,760	471,600
Logitech International S.A., Class R(a)	6,068	338,442
Lonza Group AG	1,812	1,096,256
Novartis AG	65,474	5,617,262
Partners Group Holding AG	590	639,931
Schindler Holding AG, PC	840	163,167
Sonova Holding AG, Class A	1,121	401,366
Straumann Holding AG	2,730	366,331
		11,153,151
United Kingdom-8.72%
Admiral Group PLC	7,209	168,259
Allfunds Group PLC	6,490	54,363
Ashtead Group PLC	9,610	536,890
Auto Trader Group PLC(c)	30,164	231,105
B&M European Value Retail S.A.	20,648	106,612
Barratt Developments PLC	21,358	130,213
Berkeley Group Holdings PLC(b)	2,142	110,468
Burberry Group PLC	9,646	210,818
Diageo PLC	57,548	2,718,572
Halma PLC	8,687	243,032
Hargreaves Lansdown PLC	15,557	160,575
Howden Joinery Group PLC	12,552	103,317
Imperial Brands PLC	26,066	570,638
Intermediate Capital Group PLC	6,141	113,701
JD Sports Fashion PLC	49,921	78,700
	Shares	Value
United Kingdom-(continued)
Melrose Industries PLC	80,248	$156,783
Next PLC	3,530	292,363
Persimmon PLC	6,975	159,912
RELX PLC	49,709	1,467,509
Rightmove PLC	29,916	232,845
Sage Group PLC (The)	28,715	246,141
Schroders PLC	3,733	134,918
Smiths Group PLC	11,212	210,457
Spirax-Sarco Engineering PLC	1,526	221,632
SSE PLC(a)	25,401	546,497
St James’s Place PLC	10,692	159,711
Wise PLC, Class A(a)(b)	13,989	80,213
WPP PLC	23,667	254,538
		9,700,782
United States-13.47%
Avast PLC(c)	14,817	83,843
Ferguson PLC	6,096	763,335
GSK PLC	76,204	1,602,050
James Hardie Industries PLC, CDI	9,746	239,387
Nestle S.A.	49,974	6,109,799
Oracle Corp.	966	59,774
Roche Holding AG	17,580	5,821,852
Spotify Technology S.A.(b)	2,640	298,373
		14,978,413
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $113,621,224)		111,124,799
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.81%
Invesco Private Government Fund, 1.77%(d)(e)(f)	2,430,812	2,430,812
Invesco Private Prime Fund, 1.89%(d)(e)(f)	6,250,658	6,250,658
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,681,852)		8,681,470
TOTAL INVESTMENTS IN SECURITIES-107.75% (Cost $122,303,076)		119,806,269
OTHER ASSETS LESS LIABILITIES-(7.75)%		(8,618,172)
NET ASSETS-100.00%		$111,188,097

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
CDI-CREST Depository Interest
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2022.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $1,321,952, which represented 1.19% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,759,032	$(3,759,032)	$-	$-	$-	$781
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,212,403	18,521,710	(17,303,301)	-	-	2,430,812	6,995*
Invesco Private Prime Fund	2,828,941	38,262,024	(34,839,139)	(382)	(786)	6,250,658	19,449*
Total	$4,041,344	$60,542,766	$(55,901,472)	$(382)	$(786)	$8,681,470	$27,225

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,024,695,427	$-	$0	$1,024,695,427
Money Market Funds	2,407,936	52,586,128	-	54,994,064
Total Investments	$1,027,103,363	$52,586,128	$0	$1,079,689,491
Invesco DWA Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$132,397,360	$-	$-	$132,397,360
Money Market Funds	-	9,865,468	-	9,865,468
Total Investments	$132,397,360	$9,865,468	$-	$142,262,828
Invesco DWA Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$172,565,019	$68,721	$-	$172,633,740
Money Market Funds	-	1,277,457	-	1,277,457
Total Investments	$172,565,019	$1,346,178	$-	$173,911,197
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,118,215,592	$-	$344,681	$1,118,560,273
Money Market Funds	-	68,334,474	-	68,334,474
Total Investments	$1,118,215,592	$68,334,474	$344,681	$1,186,894,747
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$509,297,349	$0	$309,107	$509,606,456
Money Market Funds	-	67,786,390	-	67,786,390
Total Investments	$509,297,349	$67,786,390	$309,107	$577,392,846

	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,264,663,044	$-	$0	$1,264,663,044
Money Market Funds	-	20,716,449	-	20,716,449
Total Investments	$1,264,663,044	$20,716,449	$0	$1,285,379,493
Invesco Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$258,618,601	$34,545	$-	$258,653,146
Money Market Funds	-	83,241,273	-	83,241,273
Total Investments	$258,618,601	$83,275,818	$-	$341,894,419
Invesco Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$280,821,758	$-	$-	$280,821,758
Money Market Funds	89,355	4,129,408	-	4,218,763
Total Investments	$280,911,113	$4,129,408	$-	$285,040,521
Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$93,032,276	$-	$-	$93,032,276
Money Market Funds	131,346	11,665,885	-	11,797,231
Total Investments	$93,163,622	$11,665,885	$-	$104,829,507
Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$71,898,774	$-	$0	$71,898,774
Exchange-Traded Funds	409,481	-	-	409,481
Money Market Funds	75,164	5,636,846	-	5,712,010
Total Investments	$72,383,419	$5,636,846	$0	$78,020,265
Invesco MSCI Green Building ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,881,786	$-	$-	$4,881,786
Money Market Funds	1,090	359,728	-	360,818
Total Investments	$4,882,876	$359,728	$-	$5,242,604
Invesco S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$991,505,439	$-	$-	$991,505,439
Money Market Funds	-	38,023,644	-	38,023,644
Total Investments	$991,505,439	$38,023,644	$-	$1,029,529,083
Invesco S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$111,124,799	$-	$-	$111,124,799
Money Market Funds	-	8,681,470	-	8,681,470
Total Investments	$111,124,799	$8,681,470	$-	$119,806,269